UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23820

Morgan Stanley ETF Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)                                            (Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: September 30.

Date of reporting period: March 31, 2023.

Item 1 - Report to Shareholders

Morgan Stanley ETF Trust
Calvert International
Responsible Index ETF
NYSE Arca: CVIE
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
12
Statement of Operations
....................................................................................
13
Statement of Changes in Net Assets
........................................................................
14
Financial Highlights
.........................................................................................
15
Notes to Financial Statements
...............................................................................
16
Investment Advisory Agreement Approval
....................................................................
23
Liquidity Risk Management Program
.........................................................................
25
U.S. Customer Privacy Notice
...............................................................................
26
Trustees and Officers Information
...........................................................................
29

2
Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert International Responsi-
ble Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

3
Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert International Responsible Index ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the MSCI World ex USA Index
(1)
and the Calvert International Responsible Index
(2)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(3)
Calvert International Responsible Index ETF - NAV
(4)
-0.27%
Calvert International Responsible Index ETF - Market Price
(4)
0.15%
MSCI World ex USA Index -0.39%
Calvert International Responsible Index 0.04%
(1) The MSCI World ex USA Index is a free float adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets, excluding the United States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management ("CRM") determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert International Responsible Index ETF^
$1,000.00 $997.30 $1,008.06 $0.30 $0.30 0.18%
* Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert International Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.3%)
Australia (4.9%)
Allkem Ltd.(a) 2,274 $ 18,093
ANZ Group Holdings Ltd. 5,246 80,565
APA Group 2,448 16,592
ASX Ltd. 336 14,632
BlueScope Steel Ltd. 1,770 23,887
Brambles Ltd. 2,805 25,230
Cochlear Ltd. 128 20,291
Coles Group Ltd. 3,155 38,077
Commonwealth Bank of Australia 2,730 179,770
Endeavour Group Ltd. 3,040 13,784
Fortescue Metals Group Ltd. 4,633 69,785
IGO Ltd. 2,623 22,434
Insurance Australia Group Ltd. 4,293 13,485
Lynas Rare Earths Ltd.(a) 3,525 14,968
Macquarie Group Ltd. 670 78,824
Medibank Pvt. Ltd. 4,804 10,811
National Australia Bank Ltd. 4,565 84,751
Pilbara Minerals Ltd. 10,513 27,742
Qantas Airways Ltd.(a) 3,445 15,274
QBE Insurance Group Ltd. 2,580 25,211
Ramsay Health Care Ltd. 365 16,266
REA Group Ltd. 28 2,589
Reece Ltd. 386 4,485
SEEK Ltd. 554 8,875
Sonic Healthcare Ltd. 1,215 28,351
South32 Ltd. 15,058 44,072
Suncorp Group Ltd. 2,202 17,860
Telstra Group Ltd. 3,046 8,609
TPG Telecom Ltd. 2,650 8,661
Transurban Group 7,535 71,712
Wesfarmers Ltd. 2,029 68,286
Westpac Banking Corp. 5,368 77,873
Woolworths Group Ltd. 2,950 74,882
1,226,727
Austria (0.2%)
Erste Group Bank AG 384 12,724
Mondi plc 385 6,103
Verbund AG 132 11,473
voestalpine AG 429 14,579
44,879
Belgium (0.8%)
Ackermans & van Haaren NV 27 4,459
Ageas SA/NV 189 8,185
Anheuser-Busch InBev SA/NV 1,375 91,619
Azelis Group NV 138 3,502
D'ieteren Group 27 5,248
Groupe Bruxelles Lambert NV 261 22,260
KBC Group NV 209 14,373
Proximus SADP 243 2,348
Sofina SA 19 4,261
Solvay SA 96 10,988
UCB SA 161 14,420
Umicore SA 274 9,291
190,954
Brazil (0.1%)
Yara International ASA 495 21,453
Shares Value
Canada (9.0%)
Agnico Eagle Mines Ltd. 1,283 $ 65,318
Air Canada(a) 476 6,735
Algonquin Power & Utilities Corp. 1,358 11,379
Alimentation Couche-Tard, Inc. 1,753 88,016
AltaGas Ltd. 393 6,542
Bank of Montreal 1,101 97,934
Bank of Nova Scotia (The) 1,983 99,740
BCE, Inc. 578 25,856
Brookfield Asset Management Ltd., Class A 598 19,561
Brookfield Corp. 1,436 46,719
CAE, Inc.(a) 616 13,910
Cameco Corp. 1,515 39,617
Canadian Imperial Bank of Commerce 1,553 65,765
Canadian National Railway Co. 1,102 129,853
Canadian Pacific Railway Ltd. 1,607 123,575
Canadian Tire Corp. Ltd., Class A 95 12,380
CCL Industries, Inc., Class B 283 14,040
CGI, Inc.(a) 502 48,314
Constellation Software, Inc. 41 76,977
Dollarama , Inc. 485 28,946
Empire Co. Ltd., Class A 376 10,066
Fortis, Inc. 258 10,952
George Weston Ltd. 130 17,204
GFL Environmental, Inc. 384 13,222
Gildan Activewear , Inc. 309 10,252
Great-West Lifeco , Inc. 465 12,307
Hydro One Ltd.(b) 1,067 30,338
IGM Financial, Inc. 135 4,029
Intact Financial Corp. 291 41,590
Loblaw Cos. Ltd. 360 32,764
Lumine Group, Inc.(a) 99 1,076
Magna International, Inc. 107 5,723
Manulife Financial Corp. 3,848 70,514
Metro, Inc. 604 33,178
National Bank of Canada 405 28,929
Northland Power, Inc. 470 11,766
Nutrien Ltd. 991 73,087
Open Text Corp. 734 28,273
Power Corp. of Canada 1,331 33,970
Ritchie Bros Auctioneers, Inc. 215 12,080
Rogers Communications, Inc., Class B 384 17,773
Royal Bank of Canada 2,130 203,423
Saputo, Inc. 560 14,470
Shaw Communications, Inc., Class B 1,048 31,316
Shopify, Inc., Class A(a) 1,832 87,718
Sun Life Financial, Inc. 977 45,582
Teck Resources Ltd., Class B 1,574 57,396
TELUS Corp. 852 16,891
TFI International, Inc. 147 17,517
Thomson Reuters Corp. 342 44,436
TMX Group Ltd. 91 9,178
Toromont Industries Ltd. 156 12,787
Toronto-Dominion Bank (The) 2,422 144,871
WSP Global, Inc. 235 30,740
2,236,595
Chile (0.2%)
Antofagasta plc 933 18,238

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Chile (cont’d)
Lundin Mining Corp. 2,958 $ 20,065
38,303
China (0.7%)
BOC Hong Kong Holdings Ltd. 5,000 15,573
ESR Group Ltd.(b) 4,600 8,251
Fosun International Ltd. 4,000 2,935
NXP Semiconductors NV 310 57,807
Prosus NV(a) 971 75,893
Xinyi Glass Holdings Ltd. 9,000 16,120
176,579
Denmark (2.4%)
AP Moller - Maersk A/S, Class B 10 18,151
Carlsberg A/S, Class B 157 24,340
Chr. Hansen Holding A/S 140 10,638
Coloplast A/S, Class B 176 23,148
Danske Bank A/S(a) 949 19,100
Demant A/S(a) 85 2,978
DSV A/S 197 38,113
Genmab A/S(a) 86 32,473
GN Store Nord A/S(a) 184 4,130
H Lundbeck A/S, Class A 719 3,054
Novo Nordisk A/S, Class B 2,140 338,889
Novozymes A/S, Class B 279 14,278
Orsted A/S(b) 265 22,548
Pandora A/S 108 10,323
Tryg A/S 105 2,296
Vestas Wind Systems A/S 1,529 44,377
608,836
Finland (1.1%)
Elisa OYJ 44 2,656
Fortum OYJ(a) 615 9,431
Kesko OYJ, Class B 544 11,705
Kone OYJ, Class B 426 22,216
Metso Outotec OYJ 283 3,087
Neste OYJ 1,496 73,839
Nokia OYJ 9,203 45,149
Nordea Bank Abp 3,858 41,164
Orion OYJ, Class B 54 2,417
Sampo OYJ, Class A 397 18,754
Stora Enso OYJ, Class R 1,102 14,343
UPM- Kymmene OYJ(a) 811 27,270
Valmet OYJ 77 2,496
Wartsila OYJ Abp 256 2,416
276,943
France (8.3%)
Accor SA(a) 285 9,280
Adevinta ASA(a) 625 4,431
Air France-KLM(a) 1,789 3,300
Air Liquide SA 800 134,024
ALD SA(b) 202 2,370
Alstom SA 475 12,943
Amundi SA(b) 83 5,235
Arkema SA 98 9,668
AXA SA 2,903 88,831
BioMerieux 61 6,429
BNP Paribas SA 1,539 92,314
Shares Value
Bouygues SA 638 $ 21,550
Bureau Veritas SA 488 14,034
Capgemini SE 232 43,039
Carrefour SA 1,087 22,002
Cie de Saint-Gobain 1,357 77,136
Cie Generale des Etablissements Michelin SCA 1,014 31,006
Credit Agricole SA 1,541 17,409
Danone SA 1,147 71,417
Dassault Systemes SE 966 39,750
Edenred 417 24,709
Eiffage SA 124 13,437
Engie SA 2,819 44,636
EssilorLuxottica SA 447 80,617
Eurazeo SE 58 4,127
Getlink SE 640 10,562
Hermes International 48 97,207
Ipsen SA 51 5,624
Kering SA 100 65,187
Legrand SA 399 36,448
L'Oreal SA 347 155,041
LVMH Moet Hennessy Louis Vuitton SE 350 321,089
Orange SA 2,679 31,877
Pernod Ricard SA 359 81,400
Publicis Groupe SA 382 29,790
Renault SA(a) 291 11,888
Rexel SA(a) 380 9,062
Safran SA 532 78,919
Sartorius Stedim Biotech 35 10,723
SEB SA 33 3,757
Societe Generale SA 711 16,056
Sodexo SA 150 14,677
SOITEC(a) 36 5,773
Teleperformance 84 20,233
Thales SA 153 22,665
Ubisoft Entertainment SA(a) 135 3,588
Valeo 319 6,554
Veolia Environnement SA 1,083 33,416
Vinci SA 784 90,050
Vivendi SE 1,223 12,357
Worldline SA(a)(b) 341 14,489
2,062,126
Germany (6.7%)
adidas AG 240 42,445
Allianz SE 582 134,556
Aroundtown SA 2,748 3,920
Bayerische Motoren Werke AG 645 70,735
Bechtle AG 128 6,117
Beiersdorf AG 125 16,290
BioNTech SEADR 108 13,454
Brenntag SE 250 18,796
Carl Zeiss Meditec AG 60 8,344
Commerzbank AG(a) 1,808 19,058
Continental AG 178 13,328
Covestro AG(b) 87 3,604
CTS Eventim AG & Co. KGaA (a) 108 6,741
Daimler Truck Holding AG(a) 718 24,268
Deutsche Boerse AG 263 51,275
Deutsche Lufthansa AG(a) 1,007 11,225
Deutsche Post AG 1,623 75,981

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
Deutsche Telekom AG 5,010 $ 121,654
Deutsche Wohnen SE 102 2,005
DWS Group GmbH & Co. KGaA (b) 68 2,092
E.ON SE 1,993 24,901
Evonik Industries AG 336 7,067
Fraport AG Frankfurt Airport Services
Worldwide(a) 66 3,321
Fresenius Medical Care AG & Co. KGaA 337 14,316
Fresenius SE & Co. KGaA 422 11,393
GEA Group AG 279 12,716
Hannover Rueck SE 87 17,047
HeidelbergCement AG 514 37,560
Hella GmbH & Co. KGaA 29 2,525
HelloFresh SE(a) 436 10,379
Henkel AG & Co. KGaA 148 10,773
Infineon Technologies AG 2,017 82,571
Knorr- Bremse AG 110 7,323
LEG Immobilien SE 38 2,084
Mercedes-Benz Group AG 1,409 108,351
Merck KGaA 140 26,093
MTU Aero Engines AG 89 22,298
Muenchener Rueckversicherungs-Gesellschaft
AG 202 70,777
Nemetschek SE 156 10,725
Puma SE 43 2,656
SAP SE 1,594 200,993
Scout24 SE(b) 43 2,555
Siemens AG 1,207 195,731
Siemens Energy AG(a) 709 15,591
Siemens Healthineers AG(b) 443 25,518
Symrise AG 221 24,059
Talanx AG 77 3,572
Telefonica Deutschland Holding AG 1,432 4,414
thyssenkrupp AG 1,894 13,614
United Internet AG 106 1,828
Volkswagen AG 67 11,501
Vonovia SE 656 12,358
Wacker Chemie AG 25 4,058
Zalando SE(a)(b) 220 9,212
1,655,768
Hong Kong (2.0%)
AIA Group Ltd. 16,600 174,777
Hang Lung Properties Ltd. 4,000 7,480
Hang Seng Bank Ltd. 2,800 39,842
Henderson Land Development Co. Ltd. 5,000 17,293
HKT Trust & HKT Ltd. 6,000 7,964
Hong Kong Exchanges & Clearing Ltd. 2,000 88,714
Hongkong Land Holdings Ltd. 2,200 9,658
MTR Corp. Ltd. 3,000 14,465
New World Development Co. Ltd. 1,000 2,682
Prudential plc 3,118 42,485
Sino Land Co. Ltd. 4,000 5,411
Sun Hung Kai Properties Ltd. 2,500 35,032
Swire Properties Ltd. 1,200 3,088
Techtronic Industries Co. Ltd. 1,500 16,213
WH Group Ltd.(b) 19,500 11,626
Shares Value
Wharf Real Estate Investment Co. Ltd. 2,000 $ 11,491
488,221
Ireland (0.8%)
AerCap Holdings NV(a) 68 3,824
AIB Group plc 934 3,797
Bank of Ireland Group plc 1,212 12,278
CRH plc 2,078 104,924
Kerry Group plc, Class A 356 35,521
Kingspan Group plc 587 40,203
Smurfit Kappa Group plc 131 4,744
205,291
Israel (0.4%)
Bank Hapoalim BM 1,750 14,459
Bank Leumi Le-Israel BM 2,251 16,879
Check Point Software Technologies Ltd.(a) 256 33,280
Mizrahi Tefahot Bank Ltd. 196 6,108
Nice Ltd.ADR (a) 184 42,116
112,842
Italy (1.8%)
A2A SpA 3,055 4,879
Amplifon SpA 227 7,877
Assicurazioni Generali SpA 2,016 40,257
Banca Mediolanum SpA 360 3,269
Banco BPM SpA 929 3,638
Coca-Cola HBC AG(a) 341 9,331
DiaSorin SpA 48 5,062
Enel SpA 15,386 94,062
ERG SpA 112 3,402
Hera SpA 1,586 4,483
Infrastrutture Wireless Italiane SpA (b) 559 7,361
Interpump Group SpA 131 7,351
Intesa Sanpaolo SpA 25,838 66,460
Italgas SpA 913 5,580
Mediobanca Banca di Credito Finanziario SpA 230 2,316
Moncler SpA 330 22,781
Nexi SpA (a)(b) 838 6,816
Pirelli & C SpA (b) 761 3,821
Poste Italiane SpA (b) 772 7,894
PRADA SpA 1,000 7,089
Prysmian SpA 497 20,897
Recordati Industria Chimica e Farmaceutica
SpA 182 7,704
Reply SpA 40 5,019
Snam SpA 4,098 21,767
Telecom Italia SpA (a) 18,235 6,027
Terna - Rete Elettrica Nazionale 2,811 23,107
UniCredit SpA 3,050 57,691
UnipolSai Assicurazioni SpA 1,004 2,539
458,480
Japan (16.3%)
Advantest Corp. 200 18,273
Aeon Co. Ltd. 1,100 21,208
AGC, Inc. 800 29,604
Aisin Corp. 300 8,216
Ajinomoto Co., Inc. 1,000 34,608
ANA Holdings, Inc.(a) 500 10,805
Asahi Group Holdings Ltd. 1,000 36,997

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
Astellas Pharma, Inc. 2,900 $ 41,030
Bandai Namco Holdings, Inc. 600 12,842
Bridgestone Corp. 900 36,293
Canon, Inc. 2,000 44,414
Capcom Co. Ltd. 400 14,231
Central Japan Railway Co. 300 35,638
Chugai Pharmaceutical Co. Ltd. 1,200 29,484
Dai Nippon Printing Co. Ltd. 600 16,703
Daifuku Co. Ltd. 300 5,507
Dai-ichi Life Holdings, Inc. 600 10,978
Daiichi Sankyo Co. Ltd. 2,700 97,824
Daikin Industries Ltd. 500 88,868
Daito Trust Construction Co. Ltd. 100 9,911
Daiwa House Industry Co. Ltd. 1,300 30,417
Daiwa Securities Group, Inc. 4,800 22,397
Denso Corp. 800 44,740
Dentsu Group, Inc. 400 13,975
Disco Corp. 300 34,488
East Japan Railway Co. 500 27,557
Eisai Co. Ltd. 500 28,191
FANUC Corp. 1,500 53,648
Fast Retailing Co. Ltd. 300 65,099
Fuji Electric Co. Ltd. 300 11,721
FUJIFILM Holdings Corp. 800 40,261
Fujitsu Ltd. 300 40,202
Hankyu Hanshin Holdings, Inc. 400 11,797
Hoya Corp. 600 65,640
Hulic Co. Ltd. 1,300 10,618
Isuzu Motors Ltd. 1,200 14,237
Japan Airlines Co. Ltd. 200 3,880
Japan Exchange Group, Inc. 200 3,033
Japan Post Bank Co. Ltd. 400 3,255
JSR Corp. 400 9,362
Kao Corp. 600 23,294
KDDI Corp. 2,400 73,809
Keyence Corp. 300 145,278
Kikkoman Corp. 400 20,257
Komatsu Ltd. 1,400 34,471
Kubota Corp. 1,600 24,032
Kyocera Corp. 600 31,053
Kyowa Kirin Co. Ltd. 500 10,842
Lixil Corp. 500 8,179
M3, Inc. 700 17,362
Makita Corp. 300 7,393
MEIJI Holdings Co. Ltd. 200 4,741
MinebeaMitsumi , Inc. 600 11,320
MISUMI Group, Inc. 400 9,918
Mitsubishi Chemical Group Corp. 3,800 22,433
Mitsubishi Electric Corp. 3,700 43,883
Mitsubishi Estate Co. Ltd. 2,400 28,429
Mitsubishi HC Capital, Inc. 3,700 19,016
Mitsubishi Heavy Industries Ltd. 400 14,655
Mitsubishi UFJ Financial Group, Inc. 22,400 142,708
Mitsui Fudosan Co. Ltd. 1,500 27,996
Mizuho Financial Group, Inc. 3,700 52,210
MS&AD Insurance Group Holdings, Inc. 700 21,596
Murata Manufacturing Co. Ltd. 900 54,369
Nidec Corp. 800 41,145
Shares Value
Nintendo Co. Ltd. 1,400 $ 53,974
Nippon Paint Holdings Co. Ltd. 1,500 13,953
Nippon Telegraph & Telephone Corp. 1,900 56,562
Nissan Chemical Corp. 100 4,501
Nitori Holdings Co. Ltd. 100 11,969
Nitto Denko Corp. 100 6,424
Nomura Holdings, Inc. 7,600 29,106
Nomura Research Institute Ltd. 500 11,515
Olympus Corp. 1,900 33,099
Omron Corp. 100 5,791
Ono Pharmaceutical Co. Ltd. 600 12,461
Oracle Corp. Japan 100 7,161
Oriental Land Co. Ltd. 1,500 51,033
ORIX Corp. 1,700 27,801
Osaka Gas Co. Ltd. 600 9,832
Otsuka Corp. 300 10,561
Otsuka Holdings Co. Ltd. 700 22,106
Pan Pacific International Holdings Corp. 700 13,459
Panasonic Holdings Corp. 3,500 31,084
Rakuten Group, Inc. 1,900 8,765
Recruit Holdings Co. Ltd. 2,100 57,593
Renesas Electronics Corp.(a) 1,900 27,317
Resona Holdings, Inc. 8,000 38,440
Secom Co. Ltd. 200 12,268
Sekisui Chemical Co. Ltd. 600 8,457
Sekisui House Ltd. 1,200 24,326
Seven & i Holdings Co. Ltd. 800 35,916
SG Holdings Co. Ltd. 500 7,363
Shin-Etsu Chemical Co. Ltd. 3,500 112,424
Shionogi & Co. Ltd. 400 17,964
Shiseido Co. Ltd. 500 23,221
SMC Corp. 100 52,468
SoftBank Corp. 4,400 50,549
SoftBank Group Corp. 1,500 58,404
Sompo Holdings, Inc. 400 15,785
Sony Group Corp. 1,900 171,098
Square Enix Holdings Co. Ltd. 300 14,336
Subaru Corp. 1,100 17,477
Sumitomo Chemical Co. Ltd. 3,000 10,031
Sumitomo Electric Industries Ltd. 1,200 15,301
Sumitomo Mitsui Financial Group, Inc. 2,300 91,558
Sumitomo Mitsui Trust Holdings, Inc. 300 10,236
Suntory Beverage & Food Ltd. 300 11,124
Sysmex Corp. 200 12,988
Takeda Pharmaceutical Co. Ltd. 2,800 91,517
TDK Corp. 300 10,651
Terumo Corp. 900 24,169
Toho Co. Ltd. 200 7,619
Tokio Marine Holdings, Inc. 2,600 49,757
Tokyo Electron Ltd. 600 72,312
Tokyo Gas Co. Ltd. 700 13,128
Tokyu Corp. 1,200 15,887
TOPPAN, Inc. 700 14,017
Toray Industries, Inc. 2,600 14,777
Toyota Industries Corp. 200 11,045
Toyota Motor Corp. 18,500 261,327
Trend Micro, Inc. 300 14,584
Unicharm Corp. 400 16,353
USS Co. Ltd. 500 8,622

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
West Japan Railway Co. 300 $ 12,301
Yakult Honsha Co. Ltd. 200 14,471
Yamaha Corp. 200 7,649
Yamaha Motor Co. Ltd. 400 10,399
Yamato Holdings Co. Ltd. 600 10,229
Yaskawa Electric Corp. 400 17,342
Z Holdings Corp. 5,100 14,286
4,058,584
Luxembourg (0.1%)
Eurofins Scientific SE 217 14,532
RTL Group SA 264 13,033
27,565
Netherlands (3.6%)
Aalberts NV 155 7,310
ABN AMRO Bank NVCVA(b) 575 9,133
Adyen NV(a)(b) 43 68,170
Aegon NV 1,500 6,439
Akzo Nobel NV 291 22,757
Argenx SE(a) 85 31,463
ASM International NV 70 28,284
ASML Holding NV 546 370,870
BE Semiconductor Industries NV 117 10,182
Euronext NV(b) 120 9,202
IMCD NV 89 14,543
ING Groep NV 4,004 47,547
JDE Peet's NV 509 14,831
Koninklijke Ahold Delhaize NV 1,916 65,551
Koninklijke DSM NV 279 32,949
Koninklijke KPN NV 4,922 17,411
Koninklijke Philips NV 1,342 24,547
NN Group NV 81 2,945
Randstad NV 195 11,567
Universal Music Group NV 1,332 33,726
Wolters Kluwer NV 443 55,999
885,426
New Zealand (0.2%)
Auckland International Airport Ltd.(a) 2,648 14,413
Fisher & Paykel Healthcare Corp. Ltd. 712 11,872
Meridian Energy Ltd. 1,672 5,492
Spark New Zealand Ltd. 2,295 7,266
Xero Ltd.(a) 159 9,522
48,565
Norway (0.6%)
DNB Bank ASA 1,341 23,989
Gjensidige Forsikring ASA 400 6,542
Mowi ASA 1,219 22,511
Norsk Hydro ASA 6,057 44,995
Orkla ASA 2,256 15,996
Telenor ASA 1,502 17,597
TOMRA Systems ASA 585 9,831
141,461
Philippines (0.0%)
TELUS International CDA, Inc.(a) 115 2,321
Portugal (0.2%)
EDP - Energias de Portugal SA 5,565 30,327
Shares Value
Jeronimo Martins SGPS SA 595 $ 13,976
44,303
Singapore (1.2%)
DBS Group Holdings Ltd. 3,300 81,907
Oversea-Chinese Banking Corp. Ltd. 5,300 49,311
Singapore Airlines Ltd. 4,400 18,963
Singapore Exchange Ltd. 1,400 9,898
Singapore Technologies Engineering Ltd. 3,100 8,534
Singapore Telecommunications Ltd. 15,900 29,419
STMicroelectronics NV 935 49,725
United Overseas Bank Ltd. 2,000 44,767
292,524
South Africa (0.3%)
Anglo American plc 2,635 87,251
South Korea (3.5%)
Delivery Hero SE(a)(b) 369 12,576
Doosan Enerbility Co. Ltd.(a) 1,752 22,878
Hana Financial Group, Inc. 1,124 35,140
HMM Co. Ltd. 410 6,409
HYBE Co. Ltd.(a) 66 9,577
Hyundai Mobis Co. Ltd. 187 31,027
Hyundai Motor Co. 143 20,266
Kakao Corp. 990 46,464
KB Financial Group, Inc. 552 20,204
Kia Corp. 442 27,501
Krafton , Inc.(a) 53 7,470
L&F Co. Ltd. 35 8,428
LG Chem Ltd. 84 45,941
LG Electronics, Inc. 187 16,562
LG H&H Co. Ltd. 14 6,452
NAVER Corp. 194 30,102
POSCO Holdings, Inc. 216 61,058
Samsung Electronics Co. Ltd. 7,165 352,237
Shinhan Financial Group Co. Ltd. 765 20,773
SK Hynix, Inc. 720 49,001
SK IE Technology Co. Ltd.(a)(b) 512 28,002
SK Telecom Co. Ltd. 252 9,349
867,417
Spain (2.3%)
Acciona SA 36 7,224
Aena SME SA(a)(b) 120 19,413
Amadeus IT Group SA(a) 626 41,936
Banco Bilbao Vizcaya Argentaria SA 7,213 51,494
Banco de Sabadell SA 3,610 3,878
Banco Santander SA 21,699 80,768
Bankinter SA 1,675 9,510
CaixaBank SA 5,648 21,992
Cellnex Telecom SA(b) 776 30,149
EDP Renovaveis SA 372 8,524
Enagas SA 1,414 27,191
Ferrovial SA 746 21,956
Iberdrola SA 9,904 123,581
Industria de Diseno Textil SA 1,484 49,820
Mapfre SA 5,892 11,894
Naturgy Energy Group SA 287 8,653
Red Electrica Corp. SA 628 11,053

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Spain (cont’d)
Telefonica SA 9,660 $ 41,697
570,733
Sweden (2.9%)
Alfa Laval AB 445 15,865
Alleima AB(a) 470 2,321
Assa Abloy AB, Class B 1,514 36,253
Atlas Copco AB, Class A 6,078 77,101
Axfood AB 204 4,981
Boliden AB 751 29,534
Castellum AB 549 6,374
Epiroc AB, Class A 1,464 29,055
EQT AB 839 17,040
Essity AB, Class B 876 25,039
Fastighets AB Balder, Class B(a) 1,012 4,149
Getinge AB, Class B 329 8,017
H & M Hennes & Mauritz AB, Class B 918 13,086
Hexagon AB, Class B 3,380 38,740
Holmen AB, Class B 165 6,352
Husqvarna AB, Class B 675 5,848
Industrivarden AB, Class A 392 10,573
Indutrade AB 416 8,830
Investment AB Latour , Class B 145 2,945
Investor AB, Class B 3,045 60,506
Kinnevik AB, Class B(a) 828 12,337
L E Lundbergforetagen AB, Class B 120 5,424
Lifco AB, Class B 340 7,312
Nibe Industrier AB, Class B 2,559 29,071
Saab AB, Class B 137 8,337
Sagax AB, Class B 302 6,955
Sandvik AB 1,634 34,635
Skandinaviska Enskilda Banken AB, Class A(a) 2,171 23,941
Skanska AB, Class B 517 7,905
SKF AB, Class B 604 11,882
SSAB AB, Class A 4,082 30,091
Svenska Cellulosa AB SCA, Class B 1,121 14,751
Svenska Handelsbanken AB, Class A 1,976 17,120
Swedbank AB, Class A 934 15,326
Swedish Orphan Biovitrum AB(a) 284 6,614
Tele2 AB, Class B 771 7,677
Telia Co. AB 3,363 8,552
Trelleborg AB, Class B 357 10,153
Volvo AB, Class B 2,639 54,424
Volvo Car AB, Class B(a) 756 3,295
718,411
Switzerland (4.7%)
ABB Ltd. 2,323 79,768
Accelleron Industries AG(a) 117 2,770
Adecco Group AG 250 9,072
Alcon, Inc. 687 48,655
Bachem Holding AG 44 4,402
Baloise Holding AG 123 19,173
Barry Callebaut AG 6 12,735
Belimo Holding AG 14 6,758
BKW AG 30 4,722
Chocoladefabriken Lindt & Spruengli AG 2 23,644
Cie Financiere Richemont SA 638 101,893
Clariant AG(a) 316 5,227
Shares Value
DKSH Holding AG 57 $ 4,595
Emmi AG 2 2,010
Flughafen Zurich AG(a) 28 5,134
Geberit AG 43 23,968
Givaudan SA 12 39,052
Helvetia Holding AG 43 5,997
Julius Baer Group Ltd. 253 17,259
Kuehne + Nagel International AG 69 20,536
Logitech International SA 205 11,916
Lonza Group AG 101 60,519
Novartis AG 2,655 243,427
Partners Group Holding AG 26 24,385
PSP Swiss Property AG 69 7,855
Schindler Holding AG 88 18,591
SGS SA 10 22,013
SIG Group AG(a) 430 11,071
Sika AG 208 58,173
Sonova Holding AG 67 19,699
Straumann Holding AG 147 21,940
Swatch Group AG (The) 37 12,693
Swiss Life Holding AG 35 21,577
Swiss Prime Site AG 121 10,073
Swisscom AG 34 21,705
Temenos AG 86 5,957
UBS Group AG 3,430 72,426
VAT Group AG(b) 38 13,652
Zurich Insurance Group AG 180 86,242
1,181,284
Taiwan (4.3%)
Advantech Co. Ltd. 1,000 12,185
ASE Technology Holding Co. Ltd. 6,000 22,169
AUO Corp. 24,000 14,504
Cathay Financial Holding Co. Ltd. 21,000 28,830
Chailease Holding Co. Ltd. 1,000 7,340
Chunghwa Telecom Co. Ltd. 6,000 23,549
CTBC Financial Holding Co. Ltd. 15,000 10,764
Delta Electronics, Inc. 4,000 39,543
Eva Airways Corp. 8,000 7,055
Evergreen Marine Corp. Taiwan Ltd. 3,000 15,617
Far EasTone Telecommunications Co. Ltd. 3,000 7,409
Feng TAY Enterprise Co. Ltd. 1,000 6,339
Fubon Financial Holding Co. Ltd. 16,000 29,690
Hotai Motor Co. Ltd. 1,000 21,085
MediaTek , Inc. 2,000 51,696
Mega Financial Holding Co. Ltd. 15,000 16,257
Nanya Technology Corp. 2,000 4,368
Novatek Microelectronics Corp. 2,000 28,344
Powerchip Semiconductor Manufacturing
Corp. 6,000 6,523
Quanta Computer, Inc. 8,000 23,411
Realtek Semiconductor Corp. 1,000 12,727
Taishin Financial Holding Co. Ltd. 8,000 4,362
Taiwan Cement Corp. 23,000 27,497
Taiwan Mobile Co. Ltd. 3,000 9,952
Taiwan Semiconductor Manufacturing Co. Ltd. 31,000 542,672
Unimicron Technology Corp. 3,000 14,533
Uni -President Enterprises Corp. 9,000 21,253
United Microelectronics Corp.(a) 22,000 38,223
Wan Hai Lines Ltd. 2,000 4,500

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Taiwan (cont’d)
Yang Ming Marine Transport Corp. 3,000 $ 6,335
Yuanta Financial Holding Co. Ltd. 18,000 13,213
1,071,945
United Kingdom (10.0%)
3i Group plc 1,605 33,439
abrdn plc 3,388 8,525
Admiral Group plc 580 14,615
Allfunds Group plc 1,254 8,283
Ashtead Group plc 840 51,495
Associated British Foods plc 1,135 27,225
AstraZeneca plc 2,141 297,338
Auto Trader Group plc(b) 1,656 12,617
Aviva plc 4,375 21,865
B&M European Value Retail SA 1,625 9,686
BAE Systems plc 5,966 72,483
Barratt Developments plc 2,007 11,576
Berkeley Group Holdings plc 208 10,794
BT Group plc 12,377 22,313
Bunzl plc 582 21,999
Burberry Group plc 658 21,039
Centrica plc 5,045 6,615
Coca-Cola Europacific Partners plc 476 28,174
Compass Group plc 3,735 93,887
ConvaTec Group plc(b) 3,098 8,757
Croda International plc 268 21,532
DCC plc 377 21,993
Dechra Pharmaceuticals plc 211 6,914
Diageo plc 3,577 159,839
DS Smith plc 635 2,469
easyJet plc(a) 580 3,718
Halma plc 721 19,871
Hargreaves Lansdown plc 590 5,832
Howden Joinery Group plc 941 8,121
HSBC Holdings plc 27,781 188,821
Informa plc 3,030 25,948
InterContinental Hotels Group plc 398 26,141
Intermediate Capital Group plc 475 7,148
Intertek Group plc 340 17,038
J Sainsbury plc 3,506 12,082
JD Sports Fashion plc 4,300 9,450
Kingfisher plc 5,828 18,822
Legal & General Group plc 9,950 29,391
Liberty Global plc, Class A(a) 742 14,469
Lloyds Banking Group plc 104,486 61,592
London Stock Exchange Group plc 578 56,230
M&G plc 4,377 10,716
Melrose Industries plc 7,715 15,883
National Grid plc 7,317 99,201
Next plc 226 18,365
Pearson plc 906 9,459
Persimmon plc 158 2,454
Phoenix Group Holdings plc 1,438 9,715
Reckitt Benckiser Group plc 1,212 92,282
RELX plc 3,660 118,475
Rentokil Initial plc 5,307 38,820
Rightmove plc 523 3,641
RS GROUP plc 850 9,606
Sage Group plc (The) 1,835 17,584
Shares Value
Schroders plc 1,275 $ 7,252
Severn Trent plc 472 16,802
Smith & Nephew plc 1,622 22,502
Smiths Group plc 691 14,666
Spirax-Sarco Engineering plc 141 20,668
SSE plc 2,122 47,306
St. James's Place plc 613 9,179
Standard Chartered plc 4,038 30,666
Taylor Wimpey plc 7,031 10,341
Tesco plc 17,007 55,872
Unilever plc 3,572 185,055
United Utilities Group plc 1,352 17,720
Vodafone Group plc 55,932 61,757
Weir Group plc (The) 501 11,516
Whitbread plc 403 14,884
WPP plc 2,276 26,976
2,499,509
United States (9.7%)
Amcor plc 3,229 36,746
Aon plc, Class A 332 104,676
Atlassian Corp., Class A(a) 276 47,243
BRP, Inc. 66 5,158
Chubb Ltd. 396 76,895
Clarivate plc(a) 756 7,099
Computershare Ltd. 219 3,167
CSL Ltd. 783 151,189
Ferguson plc 361 48,284
Flex Ltd.(a) 624 14,358
Garmin Ltd. 200 20,184
GSK plc 7,032 124,248
Haleon plc 9,651 38,424
Holcim AG(a) 1,007 64,925
ICON plc(a) 107 22,854
James Hardie Industries plcCDI 1,709 36,433
Linde plc 742 263,736
Nestle SA 3,775 460,579
QIAGEN NV(a) 352 16,167
Roche Holding AG 921 263,078
Sanofi 1,778 193,634
Schneider Electric SE 814 135,910
Signify NV(b) 77 2,563
Spotify Technology SA(a) 190 25,388
Stellantis NV 3,995 72,640
Swiss Re AG 351 36,055
TE Connectivity Ltd. 539 70,690
Waste Connections, Inc. 512 71,162
2,413,485
Total Common Stocks
(Cost $24,489,888) 24,714,781

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $48,422)
48,422 48,422
Total Investments ( 99.5% )
(Cost $24,538,310 ) (c) 24,763,203
Other Assets in Excess of Liabilities (0.5%) 115,635
NET ASSETS (100.0%) $24,878,838
The country classifications used for financial reporting purposes may differ from the classifications determined by CRM.
(a) Non-income producing security.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $24,538,310. The aggregate gross unrealized
appreciation is $780,052 and the aggregate gross unrealized
depreciation is $555,159, resulting in net unrealized appreciation of
$224,893.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 69.2%
Banks 11.1
Pharmaceuticals 7.6
Semiconductors & Semiconductor Equipment 6.1
Insurance 6.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert International Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,489,888) $ 24,714,781
Investment in Security of Affiliated Issuer, at Value (Cost $48,422) 48,422
Total Investments in Securities, at Value (Cost $24,538,310) 24,763,203
Foreign Currency, at Value (Cost $37,045) 37,178
Dividends Receivable 82,514
Total Assets
24,882,895
Liabilities:
Payable for Management Fee 3,157
Payable to Bank 900
Total Liabilities
4,057
Net Assets
$ 24,878,838
Net Assets Consist of:
Paid-in-Capital $ 24,825,647
Total Distributable Earnings 53,191
Net Assets
$ 24,878,838
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 500,000
Net Asset Value Per Share
$ 49.76

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert International Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13,651 of Foreign Taxes Withheld) $ 129,484
Dividends from Security of Affiliated Issuer (Note G) 635
Total Investment Income 130,119
Expenses:
Management Fee (Note B) 6,004
Total Expenses 6,004
Rebate from Morgan Stanley Affiliate (Note G) (17)
Net Expenses 5,987
Net Investment Income
124,132
Realized Gain (Loss):
Investments Sold (255,597)
Net Realized Loss (255,597)
Change in Unrealized Appreciation (Depreciation):
Investments 224,893
Foreign Currency Translation 286
Net Change in Unrealized Appreciation (Depreciation) 225,179
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(30,418)
Net Increase in Net Assets Resulting from Operations $ 93,714
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert International Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 124,132
Net Realized Loss (255,597)
Net Change in Unrealized Appreciation (Depreciation) 225,179
Net Increase in Net Assets Resulting from Operations 93,714
Dividends and Distributions to Shareholders:
Dividends and Distributions (40,523)
Total Dividends and Distributions to Shareholders (40,523)
Capital Share Transactions:
Subscribed 20,000,000
Subscribed In-Kind 4,825,647
Net Increase in Net Assets Resulting from Capital Share Transactions 24,825,647
Total Increase in Net Assets 24,878,838
Net Assets:
Beginning of Period –
End of Period $ 24,878,838
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 100,000
Shares Outstanding, End of Period Net Increase in 500,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert International Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.30
Net Realized and Unrealized Loss (0.44)
Total from Investment Operations (0.14)
Distributions from and/or in Excess of:
—
Net Investment Income (0.10)
Net Asset Value, End of Period
$49.76
Total Return
(3)
(0.27)%
(4)
Ratios to Average Net Assets and Supplemental Data:
$24,879
Net Assets, End of Period (Thousa nds) $24,879
Ratio of Expenses 0.18%
(5)(6)
Ratio of Net Investment Income 3.67%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 7%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

16
Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the
Calvert
International Responsible Index ETF
 (the "Fund"), which
seeks to track the performance of the Calvert International
Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 227 $ — $ — $ 227
Air Freight & Logistics 132 — — 132
Automobile
Components 199 — — 199
Automobiles 630 — — 630
Banks 2,743 — — 2,743
Beverages 443 — — 443
Biotechnology 235 — — 235
Broadline Retail 236 — — 236
Building Products 356 — — 356
Capital Markets 661 — — 661
Chemicals 1,033 — — 1,033
Commercial Services
& Supplies 213 — — 213
Communications
Equipment 45 — — 45
Construction &
Engineering 190 — — 190
Construction
Materials 271 — — 271
Consumer Staples
Distribution &
Retail 562 — — 562
Containers &
Packaging 69 — — 69
Distributors 5 — — 5
Diversified Consumer
Services 9 — — 9
Diversified
Telecommunication
Services 537 — — 537
Electric Utilities 426 — — 426
Electrical Equipment 458 — — 458
Electronic Equipment,
Instruments &
Components 468 — — 468
Entertainment 177 — — 177
Financial Services 315 — — 315
Food Products 808 — — 808
Gas Utilities 109 — — 109
Ground Transportation 391 — — 391
Health Care
Equipment &
Supplies 478 — — 478
Health Care Providers
& Services 78 — — 78
Health Care
Technology 17 — — 17
Hotels, Restaurants &
Leisure 264 — — 264
Household Durables 311 — — 311
Household Products 144 — — 144

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency transactions for
the period is reflected in the Statement of Operations.
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Independent Power
and Renewable
Electricity
Producers $ 29 $ — $ — $ 29
Industrial
Conglomerates 261 — — 261
Insurance 1,494 — — 1,494
Interactive Media &
Services 126 — — 126
IT Services 252 — — 252
Leisure Products 26 — — 26
Life Sciences Tools &
Services 129 — — 129
Machinery 672 — — 672
Marine Transportation 72 — — 72
Media 153 — — 153
Metals & Mining 665 — — 665
Multi-Utilities 230 — — 230
Oil, Gas &
Consumable Fuels 113 — — 113
Paper & Forest
Products 69 — — 69
Passenger Airlines 81 — — 81
Personal Care
Products 448 — — 448
Pharmaceuticals 1,878 — — 1,878
Professional Services 388 — — 388
Real Estate
Management &
Development 264 — — 264
Semiconductors &
Semiconductor
Equipment 1,514 — — 1,514
Software 535 — — 535
Specialty Retail 207 — — 207
Technology Hardware,
Storage &
Peripherals 484 — — 484
Textiles, Apparel &
Luxury Goods 721 — — 721
Trading Companies &
Distributors 207 — — 207
Transportation
Infrastructure 125 — — 125
Water Utilities 35 — — 35
Wireless
Telecommunication
Services 297 — — 297
Total Common Stocks 24,715 — — 24,715
Short-Term Investment
Investment Company 48 — — 48
Total Assets $24,763 $— $— $24,763

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
pursuant to these contracts and expects the risk of loss to
be remote.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.18% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 100,000 shares or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into
agreements with the Funds’ Distributor. An Authorized Partici-
pant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $21,959,079 and $1,543,979, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the period ended March 31, 2023.
Purchases related to In-Kind transactions were $4,327,708 for period end. There were no sales related to In-Kind transactions for the period ended March 31, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $17 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk that
the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling index-
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 1,101,396 $ 1,052,974 $ 635
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 48,422

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
ing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversifica-
tion and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by invest-
ment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of invest-
ments. Tracking error risk may cause the Fund’s performance
to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to
deviate its investments from the securities and relative weight-
ings of the index to comply with applicable laws and regula-
tions or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

23
Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)
24
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25
Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

26
Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
27
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
28
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

29
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALINTLRISAN
5647986 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert Ultra-Short
Investment Grade ETF
NYSE Arca: CVSB
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
8
Statement of Operations
....................................................................................
9
Statement of Changes in Net Assets
........................................................................
10
Financial Highlights
.........................................................................................
11
Notes to Financial Statements
...............................................................................
12
Investment Advisory Agreement Approval
....................................................................
18
Liquidity Risk Management Program
.........................................................................
20
U.S. Customer Privacy Notice
...............................................................................
21
Trustees and Officers Information
...........................................................................
24

Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert Ultra-Short Investment
Grade ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert Ultra-Short Investment Grade ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg 9-12 Months Short Term Treasury Index
(1)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(2)
Calvert Ultra-Short Investment Grade ETF - NAV
(3)
0.59%
Calvert Ultra-Short Investment Grade ETF - Market Price
(3)
0.61%
Bloomberg 9-12 Months Short Term Treasury Index 0.88%
(1) The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S Treasury bills, notes, and bonds with a maturity between nine and twelve months. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance.
(2) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(3) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert Ultra-Short Investment Grade ETF^
$1,000.00 $1,005.90 $1,007.96 $0.40 $0.40 0.24%
*
Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
**
Annualized.
^
The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.7%)
Asset-Backed Securities (9.1%)
Avant Loans Funding Trust,
2021-REV1
1.64%, 7/15/30(a) $ 440,000 $ 416,344
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 160,000 159,646
Lendingpoint Asset Securitization Trust,
2022-C
6.56%, 2/15/30(a) 365,032 363,911
Marlette Funding Trust,
2023-1A
6.07%, 4/15/33(a) 220,000 219,950
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 120,354 120,873
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) 125,000 119,818
Prodigy Finance DAC,
2021-1A
ICE LIBOR USD 1 Month + 2.50%,
7.35%, 7/25/51(a)(b) 208,321 205,570
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 120,000 120,132
Stack Infrastructure Issuer LLC,
2019-1A
4.54%, 2/25/44(a) 387,636 380,862
Upstart Securitization Trust,
2021-5
1.31%, 11/20/31(a) 401,068 390,477
2,497,583
Commercial Mortgage-Backed Securities (17.3%)
BBCMS Mortgage Trust
ICE LIBOR USD 1 Month + 1.33%,
6.01%, 8/15/36 (a)(b) 425,000 421,287
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.03%,
5.86%, 10/15/36 (a)(b) 508,045 503,266
CAMB Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 1.75%,
6.43%, 12/15/37 (a)(b) 288,000 281,675
Connecticut Avenue Securities Trust
SOFR30A + 2.95%,
7.52%, 6/25/42 (a)(b) 444,860 453,340
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
7.97%, 9/9/24 (a)(b) 500,000 495,970
Extended Stay America Trust
ICE LIBOR USD 1 Month + 1.08%,
5.77%, 7/15/38 (a)(b) 536,906 522,426
FHLMC, REMIC
ICE LIBOR USD 1 Month + 0.55%,
5.23%, 4/15/36 (b) 269,748 269,544
ICE LIBOR USD 1 Month + 0.40%,
5.08%, 1/15/42 (b) 351,359 349,007
Face
Amount Value
FNMA, REMIC
ICE LIBOR USD 1 Month + 0.54%,
5.39%, 2/25/38 (b) $ 250,191 $ 250,533
MHC Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.80%,
5.48%, 4/15/38 (a)(b) 325,000 315,036
PNMAC GMSR Issuer Trust
ICE LIBOR USD 1 Month + 2.85%,
7.70%, 2/25/25 (a)(b) 500,000 502,052
Radnor RE Ltd.
SOFR30A + 1.85%,
6.41%, 11/25/31 (a)(b) 387,382 386,200
4,750,336
Corporate Bonds (63.3%)
Banks (23.3%)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23 200,000 195,496
5.86%, 9/14/26 (b) 200,000 198,418
Banco Santander SA
5.15%, 8/18/25 200,000 196,502
Bank of America Corp.
5.51%, 2/4/25 (b) 605,000 598,531
5.59%, 10/24/24 (b) 200,000 198,232
5.96%, 4/25/25 (b) 200,000 199,522
Bank of Ireland Group plc
2.03%, 9/30/27 (a)(b) 400,000 346,541
Bank of Montreal
5.19%, 12/8/23 (b) 100,000 99,587
5.55%, 3/8/24 (b) 100,000 99,784
BPCE SA
5.41%, 1/14/25 (a)(b) 500,000 494,399
Citigroup, Inc.
5.53%, 5/1/25 (b) 550,000 543,009
5.56%, 1/25/26 (b) 200,000 196,114
Fifth Third Bancorp
3.65%, 1/25/24 140,000 136,646
HSBC Holdings plc
0.73%, 8/17/24 (b) 200,000 195,892
Intesa Sanpaolo SpA
5.25%, 1/12/24 400,000 398,369
JPMorgan Chase & Co.
5.38%, 6/1/25 (b) 475,000 470,453
5.77%, 2/24/26 (b) 100,000 99,410
National Bank of Canada
0.55%, 11/15/24 (b) 250,000 242,591
Skandinaviska Enskilda Banken AB
0.55%, 9/1/23 (a) 200,000 195,867
Standard Chartered plc
0.99%, 1/12/25 (a)(b) 310,000 298,211
Truist Financial Corp.
5.24%, 6/9/25 (b) 400,000 383,146
UniCredit SpA
7.83%, 12/4/23 (a) 350,000 353,247
Wells Fargo & Co.
6.19%, 4/25/26 (b) 250,000 249,848
6,389,815

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Biotechnology (0.3%)
Amgen, Inc.
5.25%, 3/2/25 $ 80,000 $ 80,920
Capital Markets (2.5%)
Charles Schwab Corp. (The)
5.32%, 3/18/24 (b) 155,000 153,035
Goldman Sachs Group, Inc. (The)
5.34%, 10/21/24 (b) 400,000 395,915
5.55%, 1/24/25 (b) 150,000 148,385
697,335
Chemicals (0.7%)
Celanese US Holdings LLC
5.90%, 7/5/24 200,000 200,166
Consumer Finance (6.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 10/29/24 475,000 442,875
Ally Financial, Inc.
1.45%, 10/2/23 125,000 120,833
Capital One Financial Corp.
1.34%, 12/6/24 (b) 105,000 101,429
5.52%, 12/6/24 (b) 450,000 440,382
General Motors Financial Co., Inc.
2.75%, 6/20/25 225,000 213,148
6.16%, 4/7/25 (b) 350,000 347,774
1,666,441
Distributors (0.2%)
Genuine Parts Co.
1.75%, 2/1/25 50,000 47,262
Diversified REITs (0.3%)
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25 (a) 100,000 96,176
Diversified Telecommunication Services (3.7%)
AT&T, Inc.
5.45%, 3/25/24 (b) 400,000 399,608
Verizon Communications, Inc.
5.34%, 3/22/24 (b) 625,000 623,932
1,023,540
Electric Utilities (2.5%)
Enel Finance International NV
2.65%, 9/10/24 (a) 200,000 193,153
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25 493,000 501,785
694,938
Electronic Equipment, Instruments & Components (2.6%)
Amphenol Corp.
4.75%, 3/30/26 40,000 40,185
Arrow Electronics, Inc.
6.13%, 3/1/26 100,000 100,262
TD SYNNEX Corp.
1.25%, 8/9/24 300,000 280,851
Teledyne Technologies, Inc.
0.95%, 4/1/24 300,000 287,638
708,936
Face
Amount Value
Entertainment (0.4%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 $ 114,000 $ 114,610
Financial Services (3.3%)
Nationwide Building Society
4.36%, 8/1/24 (a)(b) 550,000 545,488
Radian Group, Inc.
6.63%, 3/15/25 125,000 124,590
Synchrony Bank
5.40%, 8/22/25 250,000 234,701
904,779
Food Products (1.3%)
JDE Peet's NV
0.80%, 9/24/24 (a) 375,000 349,648
Ground Transportation (0.7%)
Penske Truck Leasing Co. LP
4.13%, 8/1/23 (a) 200,000 198,897
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.
5.27%, 11/29/24 (b) 250,000 245,855
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 150,000 141,838
387,693
Health Care Providers & Services (0.4%)
Centene Corp.
4.25%, 12/15/27 100,000 96,446
Hotels, Restaurants & Leisure (0.8%)
Hyatt Hotels Corp.
1.80%, 10/1/24 225,000 213,147
Insurance (2.4%)
Assurant, Inc.
6.10%, 2/27/26 186,000 189,806
GA Global Funding Trust
0.80%, 9/13/24 (a) 200,000 186,405
5.32%, 9/13/24 (a)(b) 300,000 291,819
668,030
IT Services (0.3%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 100,000 86,964
Leisure Products (0.8%)
Brunswick Corp.
0.85%, 8/18/24 225,000 210,253
Life Sciences Tools & Services (1.4%)
PerkinElmer, Inc.
0.85%, 9/15/24 100,000 93,927
Thermo Fisher Scientific, Inc.
5.37%, 10/18/24 (b) 300,000 298,112
392,039
Machinery (1.1%)
Daimler Truck Finance North America LLC
5.43%, 12/14/23 (a)(b) 300,000 296,975
Media (1.0%)
Discovery Communications LLC
3.90%, 11/15/24 275,000 267,407

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Passenger Airlines (1.1%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25 (a) $ 300,000 $ 295,151
Real Estate Management & Development (0.4%)
Newmark Group, Inc.
6.13%, 11/15/23 100,000 99,225
Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp.
3.63%, 1/15/24 200,000 197,121
Specialized REITs (0.4%)
EPR Properties
4.50%, 4/1/25 100,000 96,627
Technology Hardware, Storage & Peripherals (1.3%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 359,585
Trading Companies & Distributors (0.5%)
Air Lease Corp.
0.70%, 2/15/24 150,000 143,492
Wireless Telecommunication Services (1.4%)
Rogers Communications, Inc.
4.10%, 10/1/23 275,000 272,990
Sprint LLC
7.88%, 9/15/23 100,000 100,830
373,820
17,357,438
U.S. Government and Agency Securities (5.0%)
U.S. Treasury Note
2.75%, 8/31/23 555,000 550,610
2.88%, 11/30/23 830,000 820,073
1,370,683
Total Fixed Income Securities
(Cost $26,055,320)
25,976,040
Shares
Short-Term Investments (5.7%)
Investment Company (1.10%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class,
(See Note G)
(Cost $294,774)
294,774 294,774
Shares Value
Commercial Paper (4.6%)
Avery Dennison Corp. $ 280,000 $ 274,028
Harley-Davidson Financial Services, Inc. 250,000 249,820
HSBC USA, Inc. (a) 250,000 242,347
Parker-Hannifin Corp. 250,000 249,097
TELUS Corp. 250,000 249,125
Total Commercial Paper
(Cost $1,265,118)
1,264,417
Total Short-Term Investments
(Cost $1,559,892)
1,559,191
Total Investments (100.4%)
(Cost $27,615,212) (c) 27,535,231
Liabilities in Excess of Other Assets (-0.4%)
(103,340)
Net Assets (100.0%) $27,431,891
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2023.For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $27,615,212. The aggregate gross unrealized
appreciation is $42,565 and the aggregate gross unrealized
depreciation is $122,546, resulting in net unrealized depreciation of
$79,981.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
Future Contracts:
The Fund had following futures contracts open at March 31, 2023:
Number of
Contracts Expiration Date
Notional
Amount Value
Unrealized
Appreciation/
Depreciation
Short:
U.S. Treasury 2 Year Notes 2 Jun-23 $ (200) $ (412,906) $ (188)
U.S. Treasury 5 Year Notes 1 Jun-23 (100) (109,508) (2,187)
$ (2,375)

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 33.7%
Banks 23.2
Commercial Mortgage-Backed Securities 17.2
Asset-Backed Securities 9.1
Consumer Finance 6.1
Short-Term Investments 5.7
U.S. Government and Agency Securities 5.0
Total Investments 100.0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open short futures contracts with a value of
$ 522,414 and net unrealized depreciation of $ 2,375.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $27,320,438) $ 27,240,457
Investment in Security of Affiliated Issuer, at Value (Cost $294,774) 294,774
Total Investments in Securities, at Value (Cost $27,615,212) 27,535,231
Cash 962
Receivable for Investments Sold 18,552
Interest Receivable 140,403
Dividends Receivable 619
Receivable for Variation margin on Futures Contracts 7,590
Total Assets
27,703,357
Liabilities:
Payable for Investments Purchased 148,840
Payable for Management Fee 5,583
Payable for Dividends to Shareholders 117,043
Total Liabilities
271,466
Net Assets
$ 27,431,891
Net Assets Consist of:
Paid-in-Capital $ 27,512,159
Total Distributable Earnings (80,268)
Net Assets
$ 27,431,891
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 550,000
Net Asset Value Per Share
$ 49.88

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 240,693
Dividends from Security of Affiliated Issuer (Note G) 1,571
Total Investment Income 242,264
Expenses:
Management Fee (Note B) 10,528
Total Expenses 10,528
Rebate from Morgan Stanley Affiliate (Note G) (42)
Net Expenses 10,486
Net Investment Income
231,778
Realized Gain (Loss):
Investments Sold (2,712)
Futures Contracts (35)
Net Realized Loss (2,747)
Change in Unrealized Appreciation (Depreciation):
Investments (79,981)
Futures Contracts (2,375)
Net Change in Unrealized Appreciation (Depreciation) (82,356)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(85,103)
Net Increase in Net Assets Resulting from Operations $ 146,675
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 231,778
Net Realized Loss (2,747)
Net Change in Unrealized Appreciation (Depreciation) (82,356)
Net Increase in Net Assets Resulting from Operations 146,675
Dividends and Distributions to Shareholders:
Dividends and Distributions (226,943)
Total Dividends and Distributions to Shareholders (226,943)
Capital Share Transactions:
Subscribed 20,000,000
Subscribed In-Kind 7,512,159
Net Increase in Net Assets Resulting from Capital Share Transactions 27,512,159
Total Increase in Net Assets 27,431,891
Net Assets:
Beginning of Period –
End of Period $ 27,431,891
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 150,000
Shares Outstanding, End of Period Net Increase in 550,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert Ultra-Short Investment Grade ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.44
Net Realized and Unrealized Loss (0.15)
Total from Investment Operations 0.29
Distributions from and/or in Excess of:
—
Net Investment Income (0.41)
Net Asset Value, End of Period
$49.88
Total Return
(3)
0.59%
(4)
Ratios to Average Net Assets and Supplemental Data:
$27,432
Net Assets, End of Period (Thousands) $27,432
Ratio of Expenses 0.24%
(5)(6)
Ratio of Net Investment Income 5.22%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 11%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the Calvert
Ultra-Short Investment Grade ETF (the "Fund"), which seeks
to maximize income, to the extent consistent with preserva-
tion of capital, through investment in short-term bonds and
income-producing securities. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (2) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (3) futures
are valued at the settlement price on the exchange on
which they trade or, if a settlement price is unavailable,
at the last sale price on the exchange; (4) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not be
liquid and risks arising from margin requirements. The
use of derivatives involves risks that are different from,
and possibly greater than, the risks associated with other
portfolio investments. Derivatives may involve the use
of highly specialized instruments that require investment
techniques and risk analyses different from those associ-
ated with other portfolio investments. All of the Fund’s
holdings, including derivative instruments, are marked-
to-market each day with the change in value reflected in
unrealized appreciation (depreciation). Upon disposition,
a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 2,498 $ — $ 2,498
Commercial
Mortgage-Backed
Securities — 4,750 — 4,750
Corporate Bonds — 17,357 — 17,357
U.S. Government and
Agency Securities — 1,371 — 1,371
Total Fixed Income
Securities
— 25,976 — 25,976
Short-Term Investment
Investment Company 295 — — 295
Commercial Paper — 1,264 — 1,264
Total Short-Term
Investments
295 1,264 — 1,559
Total Assets
$295 $27,240 $— $27,535
Liabilities:
Futures Contracts
(2) — — (2)

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
received from or made to the broker based upon chang-
es in the value of the contract (the variation margin).
A decision as to whether, when and how to use futures
contracts involves the exercise of skill and judgment and
even a well-conceived futures transaction may be unsuc-
cessful because of market behavior or unexpected events.
In addition to the derivatives risks discussed above, the
prices of futures contracts can be highly volatile, using
futures contracts can lower total return and the potential
loss from futures contracts can exceed the Fund’s initial
investment in such contracts. No assurance can be given
that a liquid market will exist for any particular futures
contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2023:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended March 31, 2023 in accordance with
ASC 815:
For the period ended March 31, 2023, the approximate
average monthly amount outstanding for each derivative
type is as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(2,375)(a)
(a)
This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(35)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(2,375)
Futures Contracts:
Average monthly notional value ............. 416,598

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $23,878,554 and $2,057,027,
respectively. There were no purchases and sales of long-term
U.S. Government securities or for In-Kind transactions for the period ended March 31, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $42 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 2,611,572 $ 2,316,798 $ 1,571
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 294,774

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

18
Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)
19
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20
Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

21
Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
22
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
23
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

24
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALULTSHORTINVGRDSAN
5648245 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Core Responsible Index
ETF
NYSE Arca: CVLC
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
13
Statement of Operations
....................................................................................
14
Statement of Changes in Net Assets
........................................................................
15
Financial Highlights
.........................................................................................
16
Notes to Financial Statements
...............................................................................
17
Investment Advisory Agreement Approval
....................................................................
23
Liquidity Risk Management Program
.........................................................................
25
U.S. Customer Privacy Notice
...............................................................................
26
Trustees and Officers Information
...........................................................................
29

2
Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Large-Cap Core
Responsible Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced opera-
tions) and ended March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

3
Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert US Large-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Core Responsible Index
(2)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(3)
Calvert US Large-Cap Core Responsible Index ETF - NAV
(4)
2.41%
Calvert US Large-Cap Core Responsible Index ETF - Market Price
(4)
2.35%
Russell 1000
®
Index 2.27%
Calvert US Large-Cap Core Responsible Index 2.46%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded
U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert
Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Core Responsible Index ETF^
$1,000.00 $1,024.10 $1,008.11 $0.25 $0.25 0.15%
* Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.
(a)
359 $ 80,721
Curtiss-Wright Corp. 211 37,191
HEICO Corp. 216 36,945
Hexcel Corp. 473 32,282
Woodward, Inc. 303 29,503
216,642
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc. 430 42,729
Expeditors International of Washington, Inc. 597 65,742
FedEx Corp. 863 197,187
GXO Logistics, Inc.
(a)
483 24,372
United Parcel Service, Inc.
, Class  B
2,745 532,502
862,532
Automobile Components (0.2%)
Aptiv plc
(a)
1,018 114,210
Autoliv, Inc. 330 30,809
BorgWarner, Inc. 892 43,806
Gentex Corp. 899 25,199
Lear Corp. 215 29,990
244,014
Automobiles (2.1%)
Ford Motor Co. 14,748 185,825
General Motors Co. 5,248 192,497
Harley-Davidson, Inc. 566 21,491
Rivian Automotive, Inc.
, Class  A(a)
2,286 35,387
Tesla, Inc.
(a)
8,872 1,840,585
Thor Industries, Inc. 199 15,848
2,291,633
Banks (4.1%)
Bank of America Corp. 25,725 735,735
Bank OZK 483 16,519
BOK Financial Corp. 126 10,636
Cadence Bank 761 15,798
Citigroup, Inc. 7,765 364,101
Citizens Financial Group, Inc. 1,940 58,918
Comerica, Inc. 504 21,884
Commerce Bancshares, Inc. 493 28,766
Cullen/Frost Bankers, Inc. 245 25,808
East West Bancorp, Inc. 572 31,746
Fifth Third Bancorp 2,709 72,168
First Citizens BancShares, Inc.
, Class  A
42 40,870
First Financial Bankshares, Inc. 529 16,875
First Horizon Corp. 2,092 37,196
First Interstate BancSystem, Inc.
, Class  A
357 10,660
First Republic Bank 706 9,877
FNB Corp. 1,488 17,261
Glacier Bancorp, Inc. 481 20,207
Hancock Whitney Corp. 354 12,886
Home BancShares, Inc. 787 17,086
Huntington Bancshares, Inc. 5,655 63,336
JPMorgan Chase & Co. 9,857 1,284,466
KeyCorp 3,690 46,199
M&T Bank Corp. 674 80,590
New York Community Bancorp, Inc. 2,787 25,194
Old National Bancorp 1,212 17,477
Shares Value
Pinnacle Financial Partners, Inc. 287 $ 15,831
PNC Financial Services Group, Inc. (The) 1,596 202,852
Popular, Inc. 273 15,673
Prosperity Bancshares, Inc. 361 22,209
Regions Financial Corp. 3,773 70,027
ServisFirst Bancshares, Inc. 212 11,581
SouthState Corp. 301 21,449
Synovus Financial Corp. 560 17,265
Truist Financial Corp. 5,281 180,082
U.S. Bancorp 5,346 192,723
UMB Financial Corp. 168 9,697
United Bankshares, Inc. 536 18,867
Valley National Bancorp 1,799 16,623
Webster Financial Corp. 670 26,411
Wells Fargo & Co. 14,802 553,299
Western Alliance Bancorp 393 13,967
Wintrust Financial Corp. 254 18,529
Zions Bancorp NA 567 16,970
4,506,314
Beverages (2.0%)
Celsius Holdings, Inc.
(a)
210 19,518
Coca-Cola Co. (The) 14,394 892,860
Coca-Cola Consolidated, Inc. 16 8,561
Keurig Dr Pepper, Inc. 4,319 152,374
Monster Beverage Corp.
(a)
3,500 189,035
PepsiCo, Inc. 5,037 918,245
2,180,593
Biotechnology (3.5%)
AbbVie, Inc. 6,334 1,009,450
Alkermes plc
(a)
710 20,015
Alnylam Pharmaceuticals, Inc.
(a)
519 103,966
Amgen, Inc. 2,243 542,245
Apellis Pharmaceuticals, Inc.
(a)
408 26,912
Biogen, Inc.
(a)
606 168,486
Biohaven Ltd.
(a)
287 3,920
BioMarin Pharmaceutical, Inc.
(a)
777 75,555
Exact Sciences Corp.
(a)
753 51,061
Exelixis, Inc.
(a)
1,372 26,631
Gilead Sciences, Inc. 5,251 435,675
Halozyme Therapeutics, Inc.
(a)
576 21,997
Horizon Therapeutics plc
(a)
948 103,465
Incyte Corp.
(a)
770 55,648
Ionis Pharmaceuticals, Inc.
(a)
602 21,516
Moderna, Inc.
(a)
1,412 216,855
Neurocrine Biosciences, Inc.
(a)
395 39,982
Regeneron Pharmaceuticals, Inc.
(a)
431 354,140
Sarepta Therapeutics, Inc.
(a)
347 47,827
Seagen, Inc.
(a)
568 115,003
United Therapeutics Corp.
(a)
184 41,209
Vertex Pharmaceuticals, Inc.
(a)
1,078 339,645
3,821,203
Broadline Retail (2.8%)
Amazon.com, Inc.
(a)
28,589 2,952,958
Dillard's, Inc.
, Class  A
8 2,461
eBay, Inc. 1,784 79,156
Etsy, Inc.
(a)
417 46,425
Kohl's Corp. 373 8,780

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Broadline Retail (cont’d)
Macy's, Inc. 936 $ 16,371
Nordstrom, Inc. 414 6,736
3,112,887
Building Products (1.0%)
Advanced Drainage Systems, Inc. 384 32,337
Allegion plc 477 50,910
Carlisle Cos., Inc. 448 101,279
Carrier Global Corp. 4,566 208,894
Fortune Brands Innovations, Inc. 424 24,902
Johnson Controls International plc 3,736 224,982
Lennox International, Inc. 173 43,471
Masco Corp. 752 37,389
Masterbrand, Inc.
(a)
515 4,141
Owens Corning 820 78,556
Simpson Manufacturing Co., Inc. 226 24,779
Trane Technologies plc 1,248 229,607
Trex Co., Inc.
(a)
395 19,225
UFP Industries, Inc. 211 16,768
1,097,240
Capital Markets (3.8%)
Affiliated Managers Group, Inc. 133 18,942
Ameriprise Financial, Inc. 410 125,665
Ares Management Corp. 558 46,560
Bank of New York Mellon Corp. (The) 3,214 146,044
BlackRock, Inc. 582 389,428
Blackstone, Inc. 2,787 244,810
Blue Owl Capital, Inc. 1,777 19,689
Carlyle Group, Inc. (The) 828 25,718
Cboe Global Markets, Inc. 424 56,918
Charles Schwab Corp. (The) 6,060 317,423
CME Group, Inc. 1,428 273,491
Coinbase Global, Inc.
, Class  A(a)
623 42,096
Evercore, Inc.
, Class  A
138 15,922
FactSet Research Systems, Inc. 143 59,358
Franklin Resources, Inc. 1,186 31,951
Goldman Sachs Group, Inc. (The) 1,334 436,365
Houlihan Lokey, Inc. 212 18,548
Interactive Brokers Group, Inc.
, Class  A
393 32,446
Intercontinental Exchange, Inc. 2,204 229,855
Invesco Ltd. 1,827 29,963
Jefferies Financial Group, Inc. 865 27,455
KKR & Co., Inc. 2,295 120,533
LPL Financial Holdings, Inc. 311 62,946
MarketAxess Holdings, Inc. 139 54,389
Moody's Corp. 616 188,508
Morningstar, Inc. 96 19,491
MSCI, Inc. 302 169,026
Nasdaq, Inc. 1,360 74,351
Northern Trust Corp. 820 72,267
Raymond James Financial, Inc. 777 72,471
S&P Global, Inc. 1,252 431,652
SEI Investments Co. 451 25,955
State Street Corp. 1,372 103,847
Stifel Financial Corp. 427 25,231
T Rowe Price Group, Inc. 873 98,562
Tradeweb Markets, Inc.
, Class  A
451 35,638
Shares Value
Virtu Financial, Inc.
, Class  A
429 $ 8,108
4,151,622
Chemicals (1.5%)
Air Products and Chemicals, Inc. 1,184 340,057
Ashland, Inc. 302 31,018
Avient Corp. 479 19,716
Axalta Coating Systems Ltd.
(a)
1,230 37,257
Cabot Corp. 303 23,222
Celanese Corp. 594 64,681
Eastman Chemical Co. 645 54,399
Ecolab, Inc. 1,377 227,935
Element Solutions, Inc. 1,246 24,060
FMC Corp. 683 83,415
Huntsman Corp. 1,012 27,688
International Flavors & Fragrances, Inc. 1,400 128,744
Livent Corp.
(a)
1,003 21,785
Mosaic Co. (The) 1,867 85,658
PPG Industries, Inc. 1,285 171,650
Sherwin-Williams Co. (The) 1,295 291,077
1,632,362
Commercial Services & Supplies (0.7%)
Cintas Corp. 278 128,625
Clean Harbors, Inc.
(a)
225 32,076
Copart, Inc.
(a)
1,677 126,127
MSA Safety, Inc. 204 27,234
Republic Services, Inc. 942 127,377
Rollins, Inc. 963 36,142
Stericycle, Inc.
(a)
436 19,014
Tetra Tech, Inc. 246 36,140
Waste Management, Inc. 1,778 290,116
822,851
Communications Equipment (1.0%)
Arista Networks, Inc.
(a)
817 137,142
Ciena Corp.
(a)
523 27,468
Cisco Systems, Inc. 14,222 743,455
F5, Inc.
(a)
214 31,178
Juniper Networks, Inc. 1,125 38,722
Lumentum Holdings, Inc.
(a)
265 14,313
Motorola Solutions, Inc. 572 163,666
1,155,944
Construction & Engineering (0.3%)
AECOM 636 53,627
EMCOR Group, Inc. 214 34,794
MasTec, Inc.
(a)
282 26,632
Quanta Services, Inc. 648 107,983
Valmont Industries, Inc. 106 33,844
WillScot Mobile Mini Holdings Corp.
(a)
926 43,411
300,291
Construction Materials (0.2%)
Vulcan Materials Co. 1,196 205,186
Consumer Finance (0.7%)
Ally Financial, Inc. 1,217 31,021
American Express Co. 2,407 397,035
Capital One Financial Corp. 1,510 145,201
Credit Acceptance Corp.
(a)
17 7,413
Discover Financial Services 1,039 102,695

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance (cont’d)
OneMain Holdings, Inc. 490 $ 18,169
SLM Corp. 931 11,535
SoFi Technologies, Inc.
(a)
3,362 20,407
Synchrony Financial 1,758 51,123
Upstart Holdings, Inc.
(a)
282 4,481
789,080
Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc.
, Class  A
939 19,512
BJ's Wholesale Club Holdings, Inc.
(a)
451 34,308
Casey's General Stores, Inc. 174 37,664
Costco Wholesale Corp. 1,464 727,418
Dollar General Corp. 736 154,899
Dollar Tree, Inc.
(a)
731 104,935
Kroger Co. (The) 3,377 166,722
Performance Food Group Co.
(a)
722 43,565
Sysco Corp. 2,404 185,661
Target Corp. 1,511 250,267
U.S. Foods Holding Corp.
(a)
1,047 38,676
Walmart, Inc. 4,644 684,758
2,448,385
Containers & Packaging (0.5%)
AptarGroup, Inc. 352 41,603
Avery Dennison Corp. 434 77,656
Ball Corp. 1,710 94,238
Berry Global Group, Inc. 670 39,463
Crown Holdings, Inc. 644 53,265
Graphic Packaging Holding Co. 1,690 43,078
Packaging Corp. of America 488 67,749
Sealed Air Corp. 791 36,315
Silgan Holdings, Inc. 459 24,634
Sonoco Products Co. 538 32,818
Westrock Co. 1,366 41,622
552,441
Distributors (0.1%)
Genuine Parts Co. 462 77,297
LKQ Corp. 886 50,290
Pool Corp. 128 43,832
171,419
Diversified Consumer Services (0.1%)
ADT, Inc. 918 6,637
Bright Horizons Family Solutions, Inc.
(a)
220 16,938
H&R Block, Inc. 606 21,362
Service Corp. International 585 40,236
85,173
Diversified Telecommunication Services (1.0%)
AT&T, Inc. 24,733 476,110
Iridium Communications, Inc. 403 24,958
Lumen Technologies, Inc. 3,474 9,206
Verizon Communications, Inc. 14,567 566,511
1,076,785
Electric Utilities (1.3%)
Alliant Energy Corp. 1,149 61,357
Avangrid, Inc. 342 13,639
Constellation Energy Corp. 1,496 117,436
Evergy, Inc. 1,046 63,931
Shares Value
Eversource Energy 1,586 $ 124,120
Exelon Corp. 4,539 190,139
Hawaiian Electric Industries, Inc. 515 19,776
IDACORP, Inc. 225 24,374
NextEra Energy, Inc. 8,194 631,594
NRG Energy, Inc. 1,035 35,490
PNM Resources, Inc. 400 19,472
Portland General Electric Co. 413 20,192
Xcel Energy, Inc. 2,496 168,330
1,489,850
Electrical Equipment (1.2%)
Acuity Brands, Inc. 173 31,612
AMETEK, Inc. 1,251 181,808
Atkore, Inc.
(a)
216 30,344
ChargePoint Holdings, Inc.
(a)
1,459 15,276
Eaton Corp. plc 2,105 360,671
Emerson Electric Co. 3,122 272,051
Generac Holdings, Inc.
(a)
336 36,291
Hubbell, Inc. 295 71,776
nVent Electric plc 906 38,904
Plug Power, Inc.
(a)
1,755 20,569
Regal Rexnord Corp. 351 49,396
Rockwell Automation, Inc. 619 181,645
Sensata Technologies Holding plc 837 41,867
Sunrun, Inc.
(a)
724 14,589
1,346,799
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp.
, Class  A
3,230 263,956
Arrow Electronics, Inc.
(a)
186 23,226
Avnet, Inc. 313 14,148
CDW Corp. 473 92,183
Cognex Corp. 921 45,635
Coherent Corp.
(a)
665 25,323
Corning, Inc. 2,668 94,127
IPG Photonics Corp.
(a)
98 12,084
Jabil, Inc. 452 39,848
Keysight Technologies, Inc.
(a)
961 155,182
Littelfuse, Inc. 130 34,852
National Instruments Corp. 481 25,209
Novanta, Inc.
(a)
187 29,750
Rogers Corp.
(a)
58 9,479
TD SYNNEX Corp. 159 15,390
Teledyne Technologies, Inc.
(a)
254 113,629
Trimble, Inc.
(a)
1,354 70,977
Zebra Technologies Corp.
, Class  A(a)
176 55,968
1,120,966
Energy Equipment & Services (0.2%)
Baker Hughes Co. 8,257 238,297
Entertainment (1.5%)
AMC Entertainment Holdings, Inc.
, Class  A(a)
1,944 9,739
Electronic Arts, Inc. 894 107,682
Liberty Media Corp-Liberty Formula One
,
Class  A(a)
104 7,020
Live Nation Entertainment, Inc.
(a)
561 39,270
Netflix, Inc.
(a)
1,517 524,093
Playtika Holding Corp.
(a)
388 4,369
ROBLOX Corp.
, Class  A(a)
1,508 67,830

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Roku, Inc.
(a)
428 $ 28,171
Take-Two Interactive Software, Inc.
(a)
545 65,019
Walt Disney Co. (The)
(a)
7,086 709,521
Warner Bros Discovery, Inc.
(a)
8,666 130,857
Warner Music Group Corp.
, Class  A
525 17,519
1,711,090
Financial Services (3.0%)
Affirm Holdings, Inc.
(a)
682 7,686
Block, Inc.
(a)
1,851 127,071
Equitable Holdings, Inc. 1,460 37,069
Essent Group Ltd. 434 17,382
Euronet Worldwide, Inc.
(a)
170 19,023
Fidelity National Information Services, Inc. 2,033 110,453
Fiserv, Inc.
(a)
2,188 247,310
Jack Henry & Associates, Inc. 257 38,735
Marqeta, Inc.
, Class  A(a)
1,623 7,417
Mastercard, Inc.
, Class  A
2,927 1,063,701
MGIC Investment Corp. 1,237 16,600
PayPal Holdings, Inc.
(a)
3,899 296,090
Rocket Cos., Inc.
, Class  A(a)
520 4,711
TFS Financial Corp. 260 3,284
Toast, Inc.
, Class  A(a)
1,145 20,324
Visa, Inc.
, Class  A
5,593 1,260,998
Voya Financial, Inc. 386 27,584
Western Union Co. (The) 1,392 15,521
WEX, Inc.
(a)
141 25,928
3,346,887
Food Products (1.6%)
Bunge Ltd. 699 66,769
Campbell Soup Co. 955 52,506
Conagra Brands, Inc. 2,257 84,773
Darling Ingredients, Inc.
(a)
757 44,209
Flowers Foods, Inc. 945 25,902
General Mills, Inc. 2,789 238,348
Hershey Co. (The) 693 176,306
Hormel Foods Corp. 1,382 55,114
Ingredion, Inc. 303 30,824
J.M. Smucker Co. (The) 485 76,324
Kellogg Co. 1,206 80,754
Kraft Heinz Co. (The) 3,790 146,559
Lamb Weston Holdings, Inc. 674 70,447
McCormick & Co., Inc. (Non-Voting) 1,251 104,096
Mondelez International, Inc.
, Class  A
6,451 449,764
Post Holdings, Inc.
(a)
258 23,186
1,725,881
Gas Utilities (0.1%)
National Fuel Gas Co. 409 23,615
New Jersey Resources Corp. 450 23,940
ONE Gas, Inc. 251 19,887
Southwest Gas Holdings, Inc. 315 19,672
UGI Corp. 962 33,439
120,553
Ground Transportation (0.7%)
Avis Budget Group, Inc.
(a)
90 17,532
JB Hunt Transport Services, Inc. 306 53,691
Knight-Swift Transportation Holdings, Inc. 570 32,251
Shares Value
Landstar System, Inc. 129 $ 23,125
Old Dominion Freight Line, Inc. 353 120,316
RXO, Inc.
(a)
469 9,211
Ryder System, Inc. 173 15,438
Saia, Inc.
(a)
95 25,848
Schneider National, Inc.
, Class  B
240 6,420
Union Pacific Corp. 2,290 460,885
XPO, Inc.
(a)
473 15,089
779,806
Health Care Equipment & Supplies (3.9%)
Abbott Laboratories 6,744 682,897
Align Technology, Inc.
(a)
304 101,579
Baxter International, Inc. 2,131 86,433
Becton Dickinson & Co. 1,184 293,087
Boston Scientific Corp.
(a)
6,007 300,530
Cooper Cos., Inc. (The) 210 78,406
DENTSPLY SIRONA, Inc. 912 35,823
Dexcom, Inc.
(a)
1,600 185,888
Edwards Lifesciences Corp.
(a)
2,536 209,803
Envista Holdings Corp.
(a)
698 28,534
Globus Medical, Inc.
, Class  A(a)
318 18,011
Hologic, Inc.
(a)
1,028 82,960
ICU Medical, Inc.
(a)
86 14,187
IDEXX Laboratories, Inc.
(a)
346 173,028
Inspire Medical Systems, Inc.
(a)
123 28,791
Insulet Corp.
(a)
281 89,628
Integra LifeSciences Holdings Corp.
(a)
317 18,199
Intuitive Surgical, Inc.
(a)
1,466 374,519
iRhythm Technologies, Inc.
(a)
128 15,876
Lantheus Holdings, Inc.
(a)
286 23,612
Masimo Corp.
(a)
207 38,200
Medtronic plc 5,599 451,391
Novocure Ltd.
(a)
422 25,379
Omnicell, Inc.
(a)
167 9,798
Penumbra, Inc.
(a)
145 40,410
ResMed, Inc. 607 132,927
Shockwave Medical, Inc.
(a)
144 31,223
STERIS plc 420 80,338
Stryker Corp. 1,478 421,925
Tandem Diabetes Care, Inc.
(a)
279 11,330
Teleflex, Inc. 190 48,129
Zimmer Biomet Holdings, Inc. 890 114,988
4,247,829
Health Care Providers & Services (1.6%)
agilon health, Inc.
(a)
901 21,399
AMN Healthcare Services, Inc.
(a)
171 14,186
Centene Corp.
(a)
2,366 149,555
Chemed Corp. 56 30,114
CVS Health Corp. 5,402 401,423
DaVita, Inc.
(a)
241 19,548
Elevance Health, Inc. 995 457,511
Encompass Health Corp. 441 23,858
Enhabit, Inc.
(a)
261 3,631
Ensign Group, Inc. (The) 223 21,305
Guardant Health, Inc.
(a)
430 10,079
HealthEquity, Inc.
(a)
297 17,437
Henry Schein, Inc.
(a)
550 44,847

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Providers & Services (cont’d)
Humana, Inc. 522 $ 253,410
Laboratory Corp. of America Holdings 363 83,279
Molina Healthcare, Inc.
(a)
235 62,860
Option Care Health, Inc.
(a)
674 21,413
Premier, Inc.
, Class  A
517 16,735
Quest Diagnostics, Inc. 468 66,213
R1 RCM, Inc.
(a)
639 9,585
1,728,388
Health Care Technology (0.1%)
Doximity, Inc.
, Class  A(a)
398 12,887
Teladoc Health, Inc.
(a)
683 17,690
Veeva Systems, Inc.
, Class  A(a)
481 88,403
118,980
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc.
, Class  A(a)
1,292 160,725
Aramark 1,246 44,607
Booking Holdings, Inc.
(a)
132 350,118
Chipotle Mexican Grill, Inc.
(a)
130 222,078
Choice Hotels International, Inc. 130 15,235
Darden Restaurants, Inc. 570 88,441
Domino's Pizza, Inc. 168 55,418
Expedia Group, Inc.
(a)
518 50,261
Hilton Grand Vacations, Inc.
(a)
352 15,639
Hilton Worldwide Holdings, Inc. 1,023 144,110
Hyatt Hotels Corp.
, Class  A(a)
174 19,451
Marriott International, Inc.
, Class  A
1,026 170,357
Marriott Vacations Worldwide Corp. 131 17,667
Planet Fitness, Inc.
, Class  A(a)
325 25,243
Starbucks Corp. 4,918 512,111
Texas Roadhouse, Inc. 311 33,607
Travel + Leisure Co. 309 12,113
Vail Resorts, Inc. 148 34,585
Wyndham Hotels & Resorts, Inc. 344 23,340
Yum! Brands, Inc. 1,334 176,195
2,171,301
Household Durables (0.5%)
D.R. Horton, Inc. 1,378 134,617
Helen of Troy Ltd.
(a)
85 8,089
Leggett & Platt, Inc. 459 14,633
Lennar Corp.
, Class  A
1,192 125,291
Mohawk Industries, Inc.
(a)
172 17,238
Newell Brands, Inc. 1,433 17,827
NVR, Inc.
(a)
14 78,011
PulteGroup, Inc. 1,025 59,737
Tempur Sealy International, Inc. 566 22,351
TopBuild Corp.
(a)
140 29,140
Whirlpool Corp. 173 22,839
529,773
Household Products (1.5%)
Church & Dwight Co., Inc. 816 72,143
Clorox Co. (The) 402 63,612
Colgate-Palmolive Co. 2,749 206,587
Kimberly-Clark Corp. 1,120 150,326
Procter & Gamble Co. (The) 7,801 1,159,931
1,652,599
Shares Value
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 3,069 $ 73,902
Brookfield Renewable Corp. 807 28,205
Clearway Energy, Inc. 392 12,281
Ormat Technologies, Inc. 220 18,649
133,037
Insurance (2.4%)
Aflac, Inc. 2,259 145,751
Allstate Corp. (The) 1,042 115,464
American Financial Group, Inc. 261 31,711
American International Group, Inc. 2,949 148,512
Arch Capital Group Ltd.
(a)
1,442 97,869
Assurant, Inc. 214 25,695
Axis Capital Holdings Ltd. 320 17,446
Brown & Brown, Inc. 957 54,951
Cincinnati Financial Corp. 612 68,593
Enstar Group Ltd.
(a)
49 11,358
Erie Indemnity Co.
, Class  A
96 22,239
Everest Re Group Ltd. 147 52,629
F&G Annuities & Life, Inc. 115 2,084
Fidelity National Financial, Inc. 1,041 36,362
First American Financial Corp. 398 22,153
Globe Life, Inc. 387 42,578
Hanover Insurance Group, Inc. (The) 137 17,604
Hartford Financial Services Group, Inc. (The) 1,274 88,785
Kinsale Capital Group, Inc. 86 25,813
Lincoln National Corp. 657 14,763
Markel Corp.
(a)
50 63,870
Marsh & McLennan Cos., Inc. 1,975 328,936
MetLife, Inc. 2,637 152,788
Old Republic International Corp. 1,129 28,191
Primerica, Inc. 141 24,286
Principal Financial Group, Inc. 974 72,388
Progressive Corp. (The) 2,330 333,330
Prudential Financial, Inc. 1,467 121,380
Reinsurance Group of America, Inc. 260 34,518
RenaissanceRe Holdings Ltd. 172 34,458
RLI Corp. 164 21,797
Ryan Specialty Holdings, Inc.
(a)
348 14,003
Selective Insurance Group, Inc. 243 23,165
Travelers Cos., Inc. (The) 918 157,354
Unum Group 812 32,123
W. R. Berkley Corp. 842 52,423
Willis Towers Watson plc 430 99,923
2,637,293
Interactive Media & Services (3.5%)
Alphabet, Inc.
, Class  A(a)
35,158 3,646,939
IAC, Inc.
(a)
279 14,397
Match Group, Inc.
(a)
952 36,547
Pinterest, Inc.
, Class  A(a)
2,084 56,831
Snap, Inc.
, Class  A(a)
3,413 38,260
ZoomInfo Technologies, Inc.
(a)
1,010 24,957
3,817,931
IT Services (1.7%)
Accenture plc
, Class  A
2,278 651,075
Akamai Technologies, Inc.
(a)
543 42,517
Amdocs Ltd. 430 41,293

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
IT Services (cont’d)
Cloudflare, Inc.
, Class  A(a)
986 $ 60,797
Cognizant Technology Solutions Corp.
,
Class  A
1,777 108,272
DXC Technology Co.
(a)
806 20,601
EPAM Systems, Inc.
(a)
187 55,913
Gartner, Inc.
(a)
271 88,284
International Business Machines Corp. 3,141 411,754
MongoDB, Inc.
(a)
226 52,685
Okta, Inc.
(a)
515 44,413
Snowflake, Inc.
, Class  A(a)
954 147,193
Thoughtworks Holding, Inc.
(a)
422 3,106
Twilio, Inc.
, Class  A(a)
598 39,845
VeriSign, Inc.
(a)
315 66,569
1,834,317
Leisure Products (0.1%)
Brunswick Corp. 384 31,488
Hasbro, Inc. 437 23,462
Mattel, Inc.
(a)
1,204 22,166
77,116
Life Sciences Tools & Services (2.4%)
10X Genomics, Inc.
, Class  A(a)
374 20,865
Agilent Technologies, Inc. 1,244 172,095
Avantor, Inc.
(a)
2,801 59,213
Azenta, Inc.
(a)
225 10,039
Bio-Rad Laboratories, Inc.
, Class  A(a)
87 41,675
Bio-Techne Corp. 663 49,188
Bruker Corp. 420 33,113
Charles River Laboratories International,
Inc.
(a)
215 43,391
Danaher Corp. 2,635 664,125
Illumina, Inc.
(a)
658 153,018
IQVIA Holdings, Inc.
(a)
779 154,935
Medpace Holdings, Inc.
(a)
96 18,053
Mettler-Toledo International, Inc.
(a)
90 137,719
PerkinElmer, Inc. 526 70,095
Repligen Corp.
(a)
216 36,366
Syneos Health, Inc.
(a)
444 15,815
Thermo Fisher Scientific, Inc. 1,448 834,584
Waters Corp.
(a)
239 74,002
West Pharmaceutical Services, Inc. 308 106,713
2,695,004
Machinery (3.4%)
AGCO Corp. 344 46,509
Caterpillar, Inc. 2,208 505,279
Chart Industries, Inc.
(a)
227 28,466
CNH Industrial NV 5,263 80,366
Cummins, Inc. 751 179,399
Deere & Co. 1,263 521,468
Donaldson Co., Inc. 669 43,713
Dover Corp. 764 116,082
Evoqua Water Technologies Corp.
(a)
667 33,163
Flowserve Corp. 730 24,820
Fortive Corp. 1,928 131,432
Graco, Inc. 906 66,147
IDEX Corp. 404 93,336
Illinois Tool Works, Inc. 1,596 388,546
Shares Value
Ingersoll Rand, Inc. 2,217 $ 128,985
ITT, Inc. 457 39,439
Lincoln Electric Holdings, Inc. 304 51,406
Middleby Corp. (The)
(a)
273 40,025
Nordson Corp. 273 60,677
Oshkosh Corp. 365 30,361
Otis Worldwide Corp. 2,271 191,672
PACCAR, Inc. 2,799 204,887
Parker-Hannifin Corp. 694 233,260
Pentair plc 912 50,406
Snap-on, Inc. 279 68,882
Stanley Black & Decker, Inc. 841 67,768
Timken Co. (The) 364 29,746
Toro Co. (The) 564 62,694
Watts Water Technologies, Inc.
, Class  A
141 23,733
Westinghouse Air Brake Technologies Corp. 987 99,746
Xylem, Inc. 984 103,025
3,745,438
Media (1.0%)
Altice USA, Inc.
, Class  A(a)
939 3,211
Cable One, Inc. 11 7,722
Charter Communications, Inc.
, Class  A(a)
358 128,024
Comcast Corp.
, Class  A
14,480 548,937
Interpublic Group of Cos., Inc. (The) 1,519 56,568
Liberty Broadband Corp.
, Class  C(a)
473 38,644
New York Times Co. (The)
, Class  A
648 25,194
Omnicom Group, Inc. 779 73,491
Paramount Global
, Class  B
2,339 52,183
Sirius XM Holdings, Inc. 2,552 10,132
TEGNA, Inc. 914 15,456
Trade Desk, Inc. (The)
, Class  A(a)
1,545 94,106
1,053,668
Metals & Mining (0.6%)
Commercial Metals Co. 1,049 51,296
MP Materials Corp.
(a)
1,327 37,408
Nucor Corp. 1,713 264,607
Reliance Steel & Aluminum Co. 521 133,762
Steel Dynamics, Inc. 1,491 168,572
655,645
Multi-Utilities (1.1%)
Ameren Corp. 1,193 103,063
Black Hills Corp. 300 18,930
CMS Energy Corp. 1,326 81,390
Consolidated Edison, Inc. 1,624 155,368
Dominion Energy, Inc. 3,813 213,185
DTE Energy Co. 936 102,530
NiSource, Inc. 1,873 52,369
Public Service Enterprise Group, Inc. 2,276 142,136
Sempra Energy 1,430 216,159
WEC Energy Group, Inc. 1,446 137,066
1,222,196
Oil, Gas & Consumable Fuels (0.0%)(b)
Enviva, Inc. 95 2,744
New Fortress Energy, Inc. 685 20,159
22,903

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 253 $ 13,715
Passenger Airlines (0.2%)
Alaska Air Group, Inc.
(a)
483 20,266
American Airlines Group, Inc.
(a)
2,511 37,037
Delta Air Lines, Inc.
(a)
2,416 84,367
Southwest Airlines Co. 2,220 72,239
213,909
Personal Care Products (0.2%)
Coty, Inc.
, Class  A(a)
1,185 14,291
Estee Lauder Cos., Inc. (The)
, Class  A
767 189,035
Olaplex Holdings, Inc.
(a)
612 2,613
205,939
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co. 8,603 596,274
Catalent, Inc.
(a)
731 48,034
Elanco Animal Health, Inc.
(a)
2,025 19,035
Eli Lilly & Co. 3,051 1,047,774
Jazz Pharmaceuticals plc
(a)
259 37,900
Merck & Co., Inc. 9,093 967,404
Organon & Co. 1,052 24,743
Perrigo Co. plc 576 20,661
Pfizer, Inc. 20,768 847,334
Royalty Pharma plc
, Class  A
1,588 57,216
Zoetis, Inc. 1,947 324,059
3,990,434
Professional Services (1.1%)
Alight, Inc.
, Class  A(a)
1,265 11,651
ASGN, Inc.
(a)
196 16,203
Automatic Data Processing, Inc. 1,427 317,693
Booz Allen Hamilton Holding Corp. 516 47,828
Broadridge Financial Solutions, Inc. 400 58,628
Concentrix Corp. 157 19,083
CoStar Group, Inc.
(a)
1,574 108,370
Dun & Bradstreet Holdings, Inc. 838 9,838
Equifax, Inc. 475 96,349
ExlService Holdings, Inc.
(a)
103 16,668
Exponent, Inc. 201 20,038
FTI Consulting, Inc.
(a)
129 25,458
Genpact Ltd. 603 27,871
ManpowerGroup, Inc. 201 16,589
Paychex, Inc. 1,119 128,226
Robert Half International, Inc. 415 33,437
Science Applications International Corp. 183 19,665
SS&C Technologies Holdings, Inc. 785 44,329
TransUnion 756 46,978
TriNet Group, Inc.
(a)
153 12,333
Verisk Analytics, Inc. 605 116,075
1,193,310
Real Estate Management & Development (0.2%)
CBRE Group, Inc.
, Class  A(a)
1,440 104,846
Howard Hughes Corp. (The)
(a)
168 13,440
Jones Lang LaSalle, Inc.
(a)
215 31,280
Zillow Group, Inc.
, Class  C(a)
576 25,615
175,181
Shares Value
Semiconductors & Semiconductor Equipment (6.9%)
Advanced Micro Devices, Inc.
(a)
5,543 $ 543,269
Allegro MicroSystems, Inc.
(a)
246 11,806
Amkor Technology, Inc. 374 9,731
Analog Devices, Inc. 1,739 342,966
Applied Materials, Inc. 2,916 358,172
Broadcom, Inc. 1,418 909,704
Cirrus Logic, Inc.
(a)
198 21,657
Enphase Energy, Inc.
(a)
432 90,841
Entegris, Inc. 516 42,317
First Solar, Inc.
(a)
319 69,383
GLOBALFOUNDRIES, Inc.
(a)
253 18,262
Intel Corp. 14,360 469,141
KLA Corp. 477 190,404
Lam Research Corp. 464 245,976
Lattice Semiconductor Corp.
(a)
473 45,172
Marvell Technology, Inc. 2,952 127,822
Microchip Technology, Inc. 1,857 155,579
Micron Technology, Inc. 3,782 228,206
MKS Instruments, Inc. 324 28,713
Monolithic Power Systems, Inc. 146 73,079
NVIDIA Corp. 7,759 2,155,217
ON Semiconductor Corp.
(a)
1,494 122,986
Power Integrations, Inc. 200 16,928
Qorvo, Inc.
(a)
346 35,143
QUALCOMM, Inc. 3,862 492,714
Semtech Corp.
(a)
244 5,890
Silicon Laboratories, Inc.
(a)
101 17,684
Skyworks Solutions, Inc. 558 65,833
SolarEdge Technologies, Inc.
(a)
179 54,407
Synaptics, Inc.
(a)
130 14,449
Teradyne, Inc. 544 58,485
Texas Instruments, Inc. 3,139 583,885
Universal Display Corp. 144 22,339
Wolfspeed, Inc.
(a)
430 27,929
7,656,089
Software (10.5%)
Adobe, Inc.
(a)
1,567 603,875
Altair Engineering, Inc.
, Class  A(a)
189 13,629
ANSYS, Inc.
(a)
301 100,173
AppLovin Corp.
, Class  A(a)
443 6,977
Aspen Technology, Inc.
(a)
94 21,514
Autodesk, Inc.
(a)
741 154,246
BILL Holdings, Inc.
(a)
341 27,669
Black Knight, Inc.
(a)
534 30,737
Blackline, Inc.
(a)
198 13,296
Cadence Design Systems, Inc.
(a)
940 197,485
Ceridian HCM Holding, Inc.
(a)
509 37,269
Clear Secure, Inc.
, Class  A
319 8,348
Confluent, Inc.
, Class  A(a)
528 12,709
Crowdstrike Holdings, Inc.
, Class  A(a)
732 100,474
Datadog, Inc.
, Class  A(a)
900 65,394
DocuSign, Inc.
(a)
701 40,868
Dolby Laboratories, Inc.
, Class  A
213 18,194
Dropbox, Inc.
, Class  A(a)
962 20,798
Dynatrace, Inc.
(a)
733 31,006
Elastic NV
(a)
273 15,807

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Fair Isaac Corp.
(a)
93 $ 65,350
Five9, Inc.
(a)
254 18,362
Fortinet, Inc.
(a)
2,474 164,422
Gen Digital, Inc. 1,999 34,303
Guidewire Software, Inc.
(a)
286 23,466
HubSpot, Inc.
(a)
161 69,029
Informatica, Inc.
, Class  A(a)
167 2,739
Intuit, Inc. 947 422,201
Manhattan Associates, Inc.
(a)
215 33,293
Microsoft Corp. 22,632 6,524,806
NCR Corp.
(a)
491 11,583
Oracle Corp. 5,360 498,051
Palo Alto Networks, Inc.
(a)
1,032 206,132
Paycom Software, Inc.
(a)
176 53,506
Paycor HCM, Inc.
(a)
193 5,118
Paylocity Holding Corp.
(a)
140 27,829
PTC, Inc.
(a)
384 49,240
Qualtrics International, Inc.
, Class  A(a)
389 6,936
Qualys, Inc.
(a)
127 16,512
Rapid7, Inc.
(a)
219 10,054
RingCentral, Inc.
, Class  A(a)
307 9,416
Roper Technologies, Inc. 360 158,648
Salesforce, Inc.
(a)
3,349 669,063
SentinelOne, Inc.
, Class  A(a)
744 12,172
ServiceNow, Inc.
(a)
697 323,910
Smartsheet, Inc.
, Class  A(a)
445 21,271
Splunk, Inc.
(a)
517 49,570
Synopsys, Inc.
(a)
523 202,009
Tenable Holdings, Inc.
(a)
390 18,529
Tyler Technologies, Inc.
(a)
139 49,295
VMware, Inc.
, Class  A(a)
735 91,765
Workday, Inc.
, Class  A(a)
691 142,719
Zoom Video Communications, Inc.
,
Class  A(a)
759 56,044
Zscaler, Inc.
(a)
300 35,049
11,602,860
Specialty Retail (2.5%)
Advance Auto Parts, Inc. 201 24,444
AutoNation, Inc.
(a)
117 15,720
AutoZone, Inc.
(a)
63 154,863
Bath & Body Works, Inc. 789 28,862
Best Buy Co., Inc. 650 50,875
Burlington Stores, Inc.
(a)
215 43,451
CarMax, Inc.
(a)
533 34,261
Chewy, Inc.
, Class  A(a)
350 13,083
Dick's Sporting Goods, Inc. 184 26,108
Five Below, Inc.
(a)
177 36,457
Floor & Decor Holdings, Inc.
, Class  A(a)
344 33,788
GameStop Corp.
, Class  A(a)
893 20,557
Gap, Inc. (The) 740 7,430
Home Depot, Inc. (The) 3,363 992,488
Lithia Motors, Inc. 86 19,688
Lowe's Cos., Inc. 1,994 398,740
O'Reilly Automotive, Inc.
(a)
204 173,192
Penske Automotive Group, Inc. 86 12,196
Petco Health & Wellness Co., Inc.
(a)
567 5,103
Shares Value
RH
(a)
60 $ 14,613
Ross Stores, Inc. 1,121 118,972
TJX Cos., Inc. (The) 3,823 299,570
Tractor Supply Co. 357 83,909
Ulta Beauty, Inc.
(a)
169 92,218
Wayfair, Inc.
, Class  A(a)
223 7,658
Williams-Sonoma, Inc. 216 26,279
2,734,525
Technology Hardware, Storage & Peripherals (7.6%)
Apple, Inc. 48,502 7,997,980
Dell Technologies, Inc.
, Class  C
826 33,213
Hewlett Packard Enterprise Co. 4,481 71,382
HP, Inc. 3,425 100,524
NetApp, Inc. 754 48,143
Pure Storage, Inc.
, Class  A(a)
1,054 26,888
Seagate Technology Holdings plc 728 48,135
Western Digital Corp.
(a)
1,124 42,341
8,368,606
Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.
(a)
398 18,706
Columbia Sportswear Co. 124 11,190
Deckers Outdoor Corp.
(a)
86 38,661
Hanesbrands, Inc. 1,256 6,607
Levi Strauss & Co.
, Class  A
328 5,979
Lululemon Athletica, Inc.
(a)
361 131,473
NIKE, Inc.
, Class  B
4,084 500,862
PVH Corp. 215 19,169
Ralph Lauren Corp. 130 15,167
Skechers USA, Inc.
, Class  A(a)
447 21,241
Tapestry, Inc. 790 34,057
Under Armour, Inc.
, Class  A(a)
709 6,728
VF Corp. 1,205 27,607
837,447
Trading Companies & Distributors (0.4%)
Air Lease Corp. 576 22,677
Beacon Roofing Supply, Inc.
(a)
165 9,710
Core & Main, Inc.
, Class  A(a)
430 9,933
Fastenal Co. 1,902 102,594
MSC Industrial Direct Co., Inc.
, Class  A
258 21,672
SiteOne Landscape Supply, Inc.
(a)
142 19,436
United Rentals, Inc. 367 145,244
Univar Solutions, Inc.
(a)
901 31,562
WESCO International, Inc. 141 21,790
WW Grainger, Inc. 148 101,944
486,562
Water Utilities (0.2%)
American Water Works Co., Inc. 825 120,854
Essential Utilities, Inc. 1,211 52,860
173,714
Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.
(a)
2,064 298,950
Total Common Stocks
(Cost $106,334,001) 109,899,385

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $182,772)
182,772 182,772
Total Investments (100.0%)
(Cost $106,516,773) (c) 110,082,157
Other Assets in Excess of Liabilities (0.0%) (b) 41,365
NET ASSETS (100.0%) $110,123,522
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $106,516,773. The aggregate gross unrealized
appreciation is $4,468,769 and the aggregate gross unrealized depreciation is $903,385, resulting in net unrealized appreciation of
$3,565,384.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 74.9%
Software 10.5
Technology Hardware, Storage & Peripherals 7.6
Semiconductors & Semiconductor Equipment 7.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $106,334,001) $ 109,899,385
Investment in Security of Affiliated Issuer, at Value (Cost $182,772) 182,772
Total Investments in Securities, at Value (Cost $106,516,773) 110,082,157
Dividends Receivable 49,871
Total Assets
110,132,028
Liabilities:
Payable for Management Fee 8,506
Total Liabilities
8,506
Net Assets
$ 110,123,522
Net Assets Consist of:
Paid-in-Capital $ 106,730,588
Total Distributable Earnings 3,392,934
Net Assets
$ 110,123,522
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,152,000
Net Asset Value Per Share
$ 51.17

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $36 of Foreign Taxes Withheld) $ 116,368
Dividends from Security of Affiliated Issuer (Note G) 802
Total Investment Income 117,170
Expenses:
Management Fee (Note B) 11,403
Total Expenses 11,403
Rebate from Morgan Stanley Affiliate (Note G) (26)
Net Expenses 11,377
Net Investment Income
105,793
Realized Gain (Loss):
Investments Sold (222,206)
Net Realized Loss (222,206)
Change in Unrealized Appreciation (Depreciation):
Investments 3,565,384
Net Change in Unrealized Appreciation (Depreciation) 3,565,384
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
3,343,178
Net Increase in Net Assets Resulting from Operations $ 3,448,971
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 105,793
Net Realized Loss (222,206)
Net Change in Unrealized Appreciation (Depreciation) 3,565,384
Net Increase in Net Assets Resulting from Operations 3,448,971
Dividends and Distributions to Shareholders:
Dividends and Distributions (56,037)
Total Dividends and Distributions to Shareholders (56,037)
Capital Share Transactions:
Subscribed 20,100,000
Subscribed In-Kind 86,630,588
Net Increase in Net Assets Resulting from Capital Share Transactions 106,730,588
Total Increase in Net Assets 110,123,522
Net Assets:
Beginning of Period –
End of Period $ 110,123,522
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 402,000
Shares Subscribed In-Kind 1,750,000
Shares Outstanding, End of Period Net Increase in 2,152,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.11
Net Realized and Unrealized Gain 1.09
Total from Investment Operations 1.20
Distributions from and/or in Excess of:
—
Net Investment Income (0.03)
Net Asset Value, End of Period
$51.17
Total Return
(3)
2.41%
(4)
Ratios to Average Net Assets and Supplemental Data:
$110,124
Net Assets, End of Period (Thousands) $110,124
Ratio of Expenses 0.15%
(5)(6)
Ratio of Net Investment Income 1.38%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 4%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the Calvert
US Large-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Large-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 217 $ — $ — $ 217
Air Freight & Logistics 863 — — 863
Automobile
Components 244 — — 244
Automobiles 2,292 — — 2,292
Banks 4,506 — — 4,506
Beverages 2,181 — — 2,181
Biotechnology 3,821 — — 3,821
Broadline Retail 3,113 — — 3,113
Building Products 1,097 — — 1,097
Capital Markets 4,152 — — 4,152
Chemicals 1,632 — — 1,632
Commercial Services
& Supplies 823 — — 823
Communications
Equipment 1,156 — — 1,156
Construction &
Engineering 300 — — 300
Construction
Materials 205 — — 205
Consumer Finance 789 — — 789
Consumer Staples
Distribution &
Retail 2,448 — — 2,448
Containers &
Packaging 552 — — 552
Distributors 171 — — 171
Diversified Consumer
Services 85 — — 85
Diversified
Telecommunication
Services 1,077 — — 1,077
Electric Utilities 1,490 — — 1,490
Electrical Equipment 1,347 — — 1,347
Electronic Equipment,
Instruments &
Components 1,121 — — 1,121
Energy Equipment &
Services 238 — — 238
Entertainment 1,711 — — 1,711
Financial Services 3,347 — — 3,347
Food Products 1,726 — — 1,726
Gas Utilities 121 — — 121
Ground Transportation 780 — — 780
Health Care
Equipment &
Supplies 4,248 — — 4,248
Health Care Providers
& Services 1,728 — — 1,728
Health Care
Technology 119 — — 119
Hotels, Restaurants &
Leisure 2,171 — — 2,171
Household Durables 530 — — 530

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Products $ 1,653 $ — $ — $ 1,653
Independent Power
and Renewable
Electricity
Producers 133 — — 133
Insurance 2,637 — — 2,637
Interactive Media &
Services 3,818 — — 3,818
IT Services 1,834 — — 1,834
Leisure Products 77 — — 77
Life Sciences Tools &
Services 2,695 — — 2,695
Machinery 3,745 — — 3,745
Media 1,054 — — 1,054
Metals & Mining 656 — — 656
Multi-Utilities 1,222 — — 1,222
Oil, Gas &
Consumable Fuels 23 — — 23
Paper & Forest
Products 14 — — 14
Passenger Airlines 214 — — 214
Personal Care
Products 206 — — 206
Pharmaceuticals 3,990 — — 3,990
Professional Services 1,193 — — 1,193
Real Estate
Management &
Development 175 — — 175
Semiconductors &
Semiconductor
Equipment 7,656 — — 7,656
Software 11,603 — — 11,603
Specialty Retail 2,734 — — 2,734
Technology Hardware,
Storage &
Peripherals 8,369 — — 8,369
Textiles, Apparel &
Luxury Goods 837 — — 837
Trading Companies &
Distributors 487 — — 487
Water Utilities 174 — — 174
Wireless
Telecommunication
Services 299 — — 299
Total Common Stocks 109,899 — — 109,899
Short-Term Investment
Investment Company 183 — — 183
Total Assets $110,082 $— $— $110,082

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $22,939,564 and $1,614,751,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended March 31,
2023. Purchase and Sales related to In-Kind transactions were
$85,231,432. There were no sales related to In-Kind transac-
tions for the period ended March, 31 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $26 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 626,403 $ 443,631 $ 802
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 182,772

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)

April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)

April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALUSLGCAPCRISAN
5648320 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Diversity, Equity and
Inclusion Index ETF
NYSE Arca: CDEI
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statement of Changes in Net Assets
........................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Investment Advisory Agreement Approval
....................................................................
20
Liquidity Risk Management Program
.........................................................................
22
U.S. Customer Privacy Notice
...............................................................................
23
Trustees and Officers Information
...........................................................................
26

2
Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Large-Cap Di-
versity, Equity and Inclusion Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

3
Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Diversity, Equity and
Inclusion Index
(2)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(3)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV
(4)
4.42%
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - Market Price
(4)
4.40%
Russell 1000
®
Index 2.27%
Calvert US Large-Cap Diversity Research Index 4.47%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in having a diverse workforce and an equal and inclusive work culture, or demonstrate significant improvement in diversity practices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF^
$1,000.00 $1,044.20 $1,008.12 $0.24 $0.23 0.14%
* Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense (0.1%)
Curtiss-Wright Corp. 42 $ 7,403
Hexcel Corp. 92 6,279
Woodward, Inc. 61 5,940
19,622
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc. 125 12,421
Expeditors International of Washington, Inc. 172 18,941
United Parcel Service, Inc.
, Class  B
792 153,640
185,002
Automobile Components (0.1%)
Gentex Corp. 257 7,204
Lear Corp. 64 8,927
16,131
Automobiles (0.3%)
General Motors Co. 1,510 55,387
Thor Industries, Inc. 56 4,460
59,847
Banks (3.6%)
Bank OZK 133 4,549
BOK Financial Corp. 31 2,617
Citigroup, Inc. 2,105 98,703
Citizens Financial Group, Inc. 516 15,671
Commerce Bancshares, Inc. 132 7,702
East West Bancorp, Inc. 148 8,214
First Citizens BancShares , Inc.
, Class  A
11 10,704
First Financial Bankshares , Inc. 141 4,498
First Republic Bank 191 2,672
Glacier Bancorp, Inc. 121 5,083
Hancock Whitney Corp. 87 3,167
Huntington Bancshares, Inc. 1,523 17,058
JPMorgan Chase & Co. 3,165 412,431
KeyCorp 991 12,407
M&T Bank Corp. 180 21,523
Pinnacle Financial Partners, Inc. 78 4,303
PNC Financial Services Group, Inc. (The) 432 54,907
Popular, Inc. 72 4,134
Regions Financial Corp. 1,000 18,560
ServisFirst Bancshares, Inc. 54 2,950
Truist Financial Corp. 1,429 48,729
U.S. Bancorp 1,449 52,236
UMB Financial Corp. 46 2,655
United Bankshares , Inc. 145 5,104
Webster Financial Corp. 182 7,174
Western Alliance Bancorp 105 3,732
Wintrust Financial Corp. 62 4,523
Zions Bancorp NA 152 4,549
840,555
Beverages (2.6%)
Coca-Cola Co. (The) 4,234 262,635
Keurig Dr Pepper, Inc. 986 34,786
Monster Beverage Corp.
(a)
798 43,100
PepsiCo, Inc. 1,490 271,627
612,148
Biotechnology (1.5%)
Alkermes plc
(a)
178 5,018
Shares Value
Alnylam Pharmaceuticals, Inc.
(a)
133 $ 26,643
Biogen, Inc.
(a)
156 43,373
Biohaven Ltd.
(a)
47 642
BioMarin Pharmaceutical, Inc.
(a)
195 18,962
Exact Sciences Corp.
(a)
193 13,087
Exelixis , Inc.
(a)
345 6,696
Gilead Sciences, Inc. 1,353 112,258
Halozyme Therapeutics, Inc.
(a)
140 5,347
Incyte Corp.
(a)
200 14,454
Ionis Pharmaceuticals, Inc.
(a)
154 5,504
Neurocrine Biosciences, Inc.
(a)
103 10,426
Sarepta Therapeutics, Inc.
(a)
91 12,542
Vertex Pharmaceuticals, Inc.
(a)
278 87,589
362,541
Broadline Retail (0.2%)
eBay, Inc. 582 25,823
Etsy, Inc.
(a)
133 14,807
Kohl's Corp. 105 2,472
Nordstrom, Inc. 123 2,001
45,103
Building Products (0.5%)
Fortune Brands Innovations, Inc. 140 8,222
Johnson Controls International plc 741 44,623
Masterbrand, Inc.
(a)
141 1,134
Owens Corning 98 9,388
Simpson Manufacturing Co., Inc. 46 5,044
Trane Technologies plc 248 45,627
Trex Co., Inc.
(a)
120 5,840
UFP Industries, Inc. 66 5,245
125,123
Capital Markets (2.4%)
Ares Management Corp. 150 12,516
Bank of New York Mellon Corp. (The) 871 39,578
Blackstone, Inc. 755 66,319
Evercore , Inc.
, Class  A
38 4,384
FactSet Research Systems, Inc. 41 17,019
Houlihan Lokey , Inc. 54 4,724
Interactive Brokers Group, Inc.
, Class  A
109 8,999
Intercontinental Exchange, Inc. 599 62,470
Invesco Ltd. 490 8,036
Jefferies Financial Group, Inc. 188 5,967
MarketAxess Holdings, Inc. 40 15,652
Moody's Corp. 173 52,942
Morningstar, Inc. 27 5,482
MSCI, Inc. 84 47,014
Nasdaq, Inc. 367 20,064
Raymond James Financial, Inc. 209 19,493
S&P Global, Inc. 349 120,325
SEI Investments Co. 119 6,848
State Street Corp. 372 28,157
Stifel Financial Corp. 113 6,677
Virtu Financial, Inc.
, Class  A
109 2,060
554,726
Chemicals (0.8%)
Ashland, Inc. 58 5,957
Avient Corp. 93 3,828
Axalta Coating Systems Ltd.
(a)
241 7,300

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Chemicals (cont’d)
Cabot Corp. 61 $ 4,675
Celanese Corp. 119 12,958
Eastman Chemical Co. 128 10,795
Ecolab, Inc. 273 45,190
Element Solutions, Inc. 243 4,692
FMC Corp. 135 16,488
Huntsman Corp. 198 5,417
International Flavors & Fragrances, Inc. 274 25,197
Livent Corp.
(a)
182 3,953
PPG Industries, Inc. 255 34,063
180,513
Commercial Services & Supplies (0.7%)
Clean Harbors, Inc.
(a)
55 7,841
Copart , Inc.
(a)
470 35,349
Republic Services, Inc. 223 30,154
Rollins, Inc. 265 9,945
Stericycle, Inc.
(a)
95 4,143
Tetra Tech, Inc. 57 8,374
Waste Management, Inc. 424 69,184
164,990
Communications Equipment (1.5%)
Arista Networks, Inc.
(a)
256 42,972
Ciena Corp.
(a)
160 8,403
Cisco Systems, Inc. 4,449 232,571
Juniper Networks, Inc. 352 12,116
Motorola Solutions, Inc. 181 51,790
347,852
Construction & Engineering (0.2%)
EMCOR Group, Inc. 51 8,292
MasTec , Inc.
(a)
66 6,233
Quanta Services, Inc. 155 25,829
Valmont Industries, Inc. 22 7,024
WillScot Mobile Mini Holdings Corp.
(a)
218 10,220
57,598
Construction Materials (0.1%)
Vulcan Materials Co. 144 24,705
Consumer Finance (0.8%)
American Express Co. 653 107,712
Capital One Financial Corp. 406 39,041
Credit Acceptance Corp.
(a)
7 3,052
Discover Financial Services 283 27,972
SLM Corp. 241 2,986
Synchrony Financial 464 13,493
194,256
Consumer Staples Distribution & Retail (1.9%)
BJ's Wholesale Club Holdings, Inc.
(a)
146 11,106
Casey's General Stores, Inc. 40 8,658
Dollar Tree, Inc.
(a)
240 34,452
Kroger Co. (The) 771 38,064
Sysco Corp. 550 42,477
Target Corp. 498 82,484
Walmart, Inc. 1,522 224,419
441,660
Containers & Packaging (0.4%)
AptarGroup, Inc. 72 8,510
Shares Value
Avery Dennison Corp. 87 $ 15,567
Ball Corp. 342 18,848
Berry Global Group, Inc. 131 7,716
Crown Holdings, Inc. 129 10,669
Packaging Corp. of America 98 13,605
Sealed Air Corp. 155 7,116
Silgan Holdings, Inc. 92 4,938
Westrock Co. 266 8,105
95,074
Distributors (0.2%)
Genuine Parts Co. 151 25,264
LKQ Corp. 291 16,517
41,781
Diversified Consumer Services (0.1%)
ADT, Inc. 195 1,410
Bright Horizons Family Solutions, Inc.
(a)
62 4,773
H&R Block, Inc. 169 5,957
Service Corp. International 164 11,280
23,420
Diversified Telecommunication Services (1.4%)
AT&T, Inc. 7,729 148,783
Iridium Communications, Inc. 122 7,556
Lumen Technologies, Inc. 1,028 2,724
Verizon Communications, Inc. 4,557 177,222
336,285
Electric Utilities (1.2%)
Alliant Energy Corp. 275 14,685
Exelon Corp. 1,077 45,115
Hawaiian Electric Industries, Inc. 120 4,608
IDACORP, Inc. 54 5,850
NextEra Energy, Inc. 2,147 165,491
NRG Energy, Inc. 247 8,470
Portland General Electric Co. 98 4,791
Xcel Energy, Inc. 593 39,992
289,002
Electrical Equipment (1.1%)
AMETEK, Inc. 249 36,187
Eaton Corp. plc 430 73,676
Emerson Electric Co. 618 53,853
Generac Holdings, Inc.
(a)
68 7,345
Hubbell, Inc. 58 14,112
nVent Electric plc 179 7,686
Plug Power, Inc.
(a)
543 6,364
Regal Rexnord Corp. 70 9,851
Rockwell Automation, Inc. 124 36,388
Sensata Technologies Holding plc 167 8,353
Sunrun , Inc.
(a)
215 4,332
258,147
Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp.
, Class  A
641 52,383
Arrow Electronics, Inc.
(a)
63 7,867
Avnet, Inc. 100 4,520
CDW Corp. 146 28,454
Cognex Corp. 183 9,068
Coherent Corp.
(a)
130 4,950
IPG Photonics Corp.
(a)
32 3,946

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
Keysight Technologies, Inc.
(a)
192 $ 31,004
Littelfuse , Inc. 26 6,970
Novanta , Inc.
(a)
38 6,045
Rogers Corp.
(a)
20 3,269
Trimble, Inc.
(a)
269 14,101
Zebra Technologies Corp.
, Class  A(a)
56 17,808
190,385
Energy Equipment & Services (0.1%)
Baker Hughes Co. 1,092 31,515
Entertainment (1.2%)
Electronic Arts, Inc. 279 33,605
Liberty Media Corp-Liberty Formula One
,
Class  A(a)
26 1,755
Roku, Inc.
(a)
133 8,754
Walt Disney Co. (The)
(a)
1,982 198,458
Warner Bros Discovery, Inc.
(a)
2,400 36,240
278,812
Financial Services (3.6%)
Equitable Holdings, Inc. 382 9,699
Fiserv, Inc.
(a)
684 77,312
Jack Henry & Associates, Inc. 78 11,756
Mastercard , Inc.
, Class  A
916 332,884
MGIC Investment Corp. 323 4,335
TFS Financial Corp. 57 720
Visa, Inc.
, Class  A
1,761 397,035
Voya Financial, Inc. 105 7,503
Western Union Co. (The) 414 4,616
WEX, Inc.
(a)
46 8,459
854,319
Food Products (1.4%)
Bunge Ltd. 163 15,570
Campbell Soup Co. 217 11,931
Conagra Brands, Inc. 515 19,343
Darling Ingredients, Inc.
(a)
174 10,162
General Mills, Inc. 638 54,523
Hershey Co. (The) 159 40,451
Hormel Foods Corp. 316 12,602
Kraft Heinz Co. (The) 864 33,411
Lamb Weston Holdings, Inc. 152 15,887
Mondelez International, Inc.
, Class  A
1,477 102,976
Post Holdings, Inc.
(a)
57 5,123
321,979
Gas Utilities (0.1%)
New Jersey Resources Corp. 105 5,586
Southwest Gas Holdings, Inc. 72 4,496
UGI Corp. 226 7,856
17,938
Ground Transportation (0.9%)
Avis Budget Group, Inc.
(a)
28 5,454
JB Hunt Transport Services, Inc. 90 15,791
Knight-Swift Transportation Holdings, Inc. 165 9,336
Old Dominion Freight Line, Inc. 103 35,107
RXO, Inc.
(a)
128 2,514
Schneider National, Inc.
, Class  B
64 1,712
Union Pacific Corp. 662 133,234
Shares Value
XPO, Inc.
(a)
124 $ 3,956
207,104
Health Care Equipment & Supplies (3.8%)
Abbott Laboratories 1,870 189,356
Align Technology, Inc.
(a)
78 26,063
Baxter International, Inc. 552 22,389
Becton Dickinson & Co. 308 76,242
Boston Scientific Corp.
(a)
1,545 77,296
Cooper Cos., Inc. (The) 54 20,161
DENTSPLY SIRONA, Inc. 234 9,192
Dexcom , Inc.
(a)
413 47,982
Edwards Lifesciences Corp.
(a)
653 54,023
Globus Medical, Inc.
, Class  A(a)
80 4,531
ICU Medical, Inc.
(a)
21 3,464
IDEXX Laboratories, Inc.
(a)
89 44,507
Insulet Corp.
(a)
75 23,922
Integra LifeSciences Holdings Corp.
(a)
80 4,593
iRhythm Technologies, Inc.
(a)
31 3,845
Lantheus Holdings, Inc.
(a)
72 5,944
Medtronic plc 1,443 116,335
Penumbra, Inc.
(a)
39 10,869
Stryker Corp. 382 109,050
Tandem Diabetes Care, Inc.
(a)
71 2,883
Teleflex, Inc. 51 12,919
Zimmer Biomet Holdings, Inc. 228 29,458
895,024
Health Care Providers & Services (1.0%)
Centene Corp.
(a)
608 38,432
Chemed Corp. 16 8,604
CVS Health Corp. 1,389 103,216
DaVita, Inc.
(a)
62 5,029
Ensign Group, Inc. (The) 58 5,541
Guardant Health, Inc.
(a)
106 2,485
Laboratory Corp. of America Holdings 96 22,024
Molina Healthcare, Inc.
(a)
63 16,852
Option Care Health, Inc.
(a)
170 5,401
Premier, Inc.
, Class  A
129 4,176
Quest Diagnostics, Inc. 120 16,978
R1 RCM, Inc.
(a)
169 2,535
231,273
Health Care Technology (0.1%)
Veeva Systems, Inc.
, Class  A(a)
153 28,120
Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc.
, Class  A(a)
406 50,506
Aramark 275 9,845
Chipotle Mexican Grill, Inc.
(a)
30 51,249
Darden Restaurants, Inc. 133 20,636
Domino's Pizza, Inc. 38 12,535
Expedia Group, Inc.
(a)
158 15,331
Hilton Grand Vacations, Inc.
(a)
91 4,043
Hilton Worldwide Holdings, Inc. 284 40,007
Marriott International, Inc.
, Class  A
285 47,321
Marriott Vacations Worldwide Corp. 38 5,125
Planet Fitness, Inc.
, Class  A(a)
89 6,913
Starbucks Corp. 1,215 126,518
Travel + Leisure Co. 86 3,371

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Hotels, Restaurants & Leisure (cont’d)
Vail Resorts, Inc. 43 $ 10,048
Yum! Brands, Inc. 305 40,285
443,733
Household Durables (0.4%)
D.R. Horton, Inc. 328 32,042
Leggett & Platt, Inc. 143 4,559
Lennar Corp.
, Class  A
282 29,641
Mohawk Industries, Inc.
(a)
56 5,612
Newell Brands, Inc. 429 5,337
PulteGroup, Inc. 243 14,162
TopBuild Corp.
(a)
35 7,285
98,638
Household Products (0.7%)
Church & Dwight Co., Inc. 264 23,340
Clorox Co. (The) 135 21,362
Colgate-Palmolive Co. 900 67,635
Kimberly-Clark Corp. 366 49,125
161,462
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 730 17,578
Clearway Energy, Inc. 91 2,851
Ormat Technologies, Inc. 53 4,493
24,922
Insurance (2.0%)
Aflac, Inc. 610 39,357
Allstate Corp. (The) 284 31,470
American Financial Group, Inc. 74 8,991
American International Group, Inc. 794 39,986
Arch Capital Group Ltd.
(a)
392 26,605
Axis Capital Holdings Ltd. 86 4,689
Cincinnati Financial Corp. 168 18,829
Erie Indemnity Co.
, Class  A
27 6,255
Everest Re Group Ltd. 42 15,037
F&G Annuities & Life, Inc. 20 362
Fidelity National Financial, Inc. 272 9,501
Globe Life, Inc. 104 11,442
Hanover Insurance Group, Inc. (The) 38 4,883
Hartford Financial Services Group, Inc. (The) 344 23,973
Kinsale Capital Group, Inc. 24 7,204
Lincoln National Corp. 182 4,090
Markel Corp.
(a)
15 19,161
MetLife, Inc. 709 41,080
Old Republic International Corp. 298 7,441
Primerica, Inc. 39 6,717
Principal Financial Group, Inc. 260 19,323
Progressive Corp. (The) 633 90,557
Prudential Financial, Inc. 396 32,765
Selective Insurance Group, Inc. 64 6,101
475,819
Interactive Media & Services (5.4%)
Alphabet, Inc.
, Class  A(a)
12,080 1,253,058
Snap, Inc.
, Class  A(a)
1,047 11,737
1,264,795
IT Services (0.5%)
Akamai Technologies, Inc.
(a)
169 13,233
Shares Value
Amdocs Ltd. 131 $ 12,580
DXC Technology Co.
(a)
250 6,390
Gartner, Inc.
(a)
77 25,084
MongoDB, Inc.
(a)
72 16,785
Twilio , Inc.
, Class  A(a)
189 12,593
VeriSign, Inc.
(a)
101 21,344
108,009
Leisure Products (0.0%)(b)
Mattel, Inc.
(a)
369 6,793
Life Sciences Tools & Services (2.5%)
Agilent Technologies, Inc. 320 44,269
Bio-Rad Laboratories, Inc.
, Class  A(a)
23 11,017
Bio- Techne Corp. 169 12,538
Bruker Corp. 109 8,594
Charles River Laboratories International,
Inc.
(a)
54 10,898
Danaher Corp. 721 181,721
Illumina, Inc.
(a)
171 39,766
PerkinElmer, Inc. 138 18,390
Repligen Corp.
(a)
57 9,597
Syneos Health, Inc.
(a)
112 3,989
Thermo Fisher Scientific, Inc. 417 240,346
581,125
Machinery (2.0%)
Cummins, Inc. 151 36,071
Deere & Co. 321 132,534
Dover Corp. 151 22,943
Evoqua Water Technologies Corp.
(a)
132 6,563
Flowserve Corp. 143 4,862
Fortive Corp. 382 26,041
Graco , Inc. 183 13,361
IDEX Corp. 82 18,944
Illinois Tool Works, Inc. 330 80,339
Ingersoll Rand, Inc. 438 25,483
Lincoln Electric Holdings, Inc. 62 10,484
Oshkosh Corp. 72 5,989
PACCAR, Inc. 556 40,699
Stanley Black & Decker, Inc. 167 13,457
Westinghouse Air Brake Technologies Corp. 195 19,707
Xylem, Inc. 197 20,626
478,103
Media (1.4%)
Cable One, Inc. 5 3,510
Charter Communications, Inc.
, Class  A(a)
114 40,768
Comcast Corp.
, Class  A
4,530 171,732
Interpublic Group of Cos., Inc. (The) 424 15,790
Liberty Broadband Corp.
, Class  C(a)
145 11,846
New York Times Co. (The)
, Class  A
178 6,921
Omnicom Group, Inc. 218 20,566
Paramount Global
, Class  B
649 14,479
Sirius XM Holdings, Inc. 669 2,656
TEGNA, Inc. 226 3,822
Trade Desk, Inc. (The)
, Class  A(a)
483 29,419
321,509
Metals & Mining (0.4%)
Commercial Metals Co. 121 5,917

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Metals & Mining (cont’d)
Nucor Corp. 273 $ 42,170
Reliance Steel & Aluminum Co. 63 16,175
Steel Dynamics, Inc. 181 20,464
84,726
Multi-Utilities (0.5%)
Black Hills Corp. 71 4,480
CMS Energy Corp. 317 19,457
Dominion Energy, Inc. 905 50,599
Public Service Enterprise Group, Inc. 540 33,723
108,259
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 77 4,174
Passenger Airlines (0.1%)
Alaska Air Group, Inc.
(a)
133 5,581
Delta Air Lines, Inc.
(a)
693 24,199
29,780
Personal Care Products (0.0%)(b)
Coty, Inc.
, Class  A(a)
370 4,462
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co. 2,274 157,611
Elanco Animal Health, Inc.
(a)
508 4,775
Eli Lilly & Co. 918 315,260
Jazz Pharmaceuticals plc
(a)
66 9,658
Merck & Co., Inc. 2,749 292,466
Perrigo Co. plc 147 5,273
Pfizer, Inc. 6,088 248,390
1,033,433
Professional Services (1.2%)
ASGN, Inc.
(a)
53 4,381
Automatic Data Processing, Inc. 447 99,516
Booz Allen Hamilton Holding Corp. 142 13,162
CoStar Group, Inc.
(a)
436 30,019
Equifax, Inc. 133 26,978
ExlService Holdings, Inc.
(a)
35 5,664
Exponent, Inc. 54 5,383
FTI Consulting, Inc.
(a)
36 7,105
Genpact Ltd. 185 8,551
Paychex, Inc. 349 39,992
Robert Half International, Inc. 115 9,265
Science Applications International Corp. 60 6,448
TriNet Group, Inc.
(a)
40 3,224
Verisk Analytics, Inc. 169 32,424
292,112
Real Estate Management & Development (0.2%)
CBRE Group, Inc.
, Class  A(a)
340 24,755
Howard Hughes Corp. (The)
(a)
39 3,120
Jones Lang LaSalle, Inc.
(a)
50 7,274
Zillow Group, Inc.
, Class  C(a)
182 8,094
43,243
Semiconductors & Semiconductor Equipment (8.8%)
Analog Devices, Inc. 547 107,879
Applied Materials, Inc. 911 111,898
Broadcom, Inc. 444 284,844
Cirrus Logic, Inc.
(a)
60 6,563
Shares Value
Entegris , Inc. 163 $ 13,368
First Solar, Inc.
(a)
108 23,490
Intel Corp. 4,488 146,623
Lam Research Corp. 146 77,397
Marvell Technology, Inc. 922 39,923
Micron Technology, Inc. 1,179 71,141
MKS Instruments, Inc. 62 5,494
Monolithic Power Systems, Inc. 48 24,026
NVIDIA Corp. 2,561 711,369
ON Semiconductor Corp.
(a)
466 38,361
Qorvo , Inc.
(a)
108 10,969
QUALCOMM, Inc. 1,207 153,989
Semtech Corp.
(a)
69 1,666
Silicon Laboratories, Inc.
(a)
35 6,128
Skyworks Solutions, Inc. 172 20,293
Teradyne, Inc. 170 18,277
Texas Instruments, Inc. 982 182,662
Universal Display Corp. 47 7,291
Wolfspeed , Inc.
(a)
136 8,833
2,072,484
Software (15.2%)
Adobe, Inc.
(a)
493 189,987
ANSYS, Inc.
(a)
94 31,283
Autodesk, Inc.
(a)
233 48,501
Cadence Design Systems, Inc.
(a)
293 61,556
Dropbox, Inc.
, Class  A(a)
294 6,356
Elastic NV
(a)
83 4,806
Fair Isaac Corp.
(a)
26 18,270
Five9, Inc.
(a)
72 5,205
Fortinet, Inc.
(a)
772 51,307
Gen Digital, Inc. 618 10,605
Guidewire Software, Inc.
(a)
88 7,220
HubSpot , Inc.
(a)
51 21,866
Intuit, Inc. 296 131,966
Manhattan Associates, Inc.
(a)
67 10,375
Microsoft Corp. 7,957 2,294,003
NCR Corp.
(a)
135 3,185
Palo Alto Networks, Inc.
(a)
323 64,516
Paycom Software, Inc.
(a)
55 16,721
Paylocity Holding Corp.
(a)
45 8,945
PTC, Inc.
(a)
118 15,131
Qualys , Inc.
(a)
39 5,071
RingCentral, Inc.
, Class  A(a)
92 2,822
Roper Technologies, Inc. 115 50,679
Salesforce, Inc.
(a)
1,048 209,370
ServiceNow , Inc.
(a)
219 101,774
Smartsheet , Inc.
, Class  A(a)
137 6,549
Splunk , Inc.
(a)
163 15,629
Synopsys, Inc.
(a)
164 63,345
Tenable Holdings, Inc.
(a)
118 5,606
Tyler Technologies, Inc.
(a)
45 15,959
VMware, Inc.
, Class  A(a)
231 28,840
Workday, Inc.
, Class  A(a)
217 44,819
Zscaler , Inc.
(a)
93 10,865
3,563,132
Specialty Retail (2.6%)
Advance Auto Parts, Inc. 63 7,661

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Specialty Retail (cont’d)
AutoNation, Inc.
(a)
37 $ 4,971
Bath & Body Works, Inc. 241 8,816
Best Buy Co., Inc. 214 16,750
Five Below, Inc.
(a)
59 12,152
Gap, Inc. (The) 197 1,978
Home Depot, Inc. (The) 1,104 325,812
O'Reilly Automotive, Inc.
(a)
67 56,882
Ross Stores, Inc. 365 38,737
TJX Cos., Inc. (The) 1,252 98,107
Tractor Supply Co. 119 27,970
Wayfair, Inc.
, Class  A(a)
72 2,473
Williams-Sonoma, Inc. 72 8,760
611,069
Technology Hardware, Storage & Peripherals (12.6%)
Apple, Inc. 17,157 2,829,189
Dell Technologies, Inc.
, Class  C
254 10,213
Hewlett Packard Enterprise Co. 1,386 22,079
HP, Inc. 1,064 31,228
NetApp, Inc. 233 14,877
Pure Storage, Inc.
, Class  A(a)
307 7,832
Seagate Technology Holdings plc 225 14,877
Western Digital Corp.
(a)
335 12,620
2,942,915
Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.
(a)
129 6,063
Columbia Sportswear Co. 39 3,519
Deckers Outdoor Corp.
(a)
28 12,588
Hanesbrands, Inc. 333 1,752
Lululemon Athletica , Inc.
(a)
121 44,067
Ralph Lauren Corp. 44 5,134
Skechers USA, Inc.
, Class  A(a)
145 6,890
Tapestry, Inc. 255 10,993
Under Armour , Inc.
, Class  A(a)
178 1,689
92,695
Trading Companies & Distributors (0.4%)
Air Lease Corp. 113 4,449
Beacon Roofing Supply, Inc.
(a)
54 3,178
Fastenal Co. 618 33,335
MSC Industrial Direct Co., Inc.
, Class  A
49 4,116
SiteOne Landscape Supply, Inc.
(a)
48 6,570
Univar Solutions, Inc.
(a)
177 6,200
WESCO International, Inc. 48 7,418
WW Grainger, Inc. 49 33,751
99,017
Water Utilities (0.1%)
Essential Utilities, Inc. 287 12,528
Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.
(a)
646 93,567
Total Common Stocks
(Cost $22,407,384) 23,385,054
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $56,958)
56,958 56,958
Total Investments (99.9%)
(Cost $22,464,342) (c) 23,442,012
Other Assets in Excess of Liabilities (0.1%) 13,358
NET ASSETS (100.0%) $23,455,370
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $22,464,342. The aggregate gross unrealized
appreciation is $1,615,130 and the aggregate gross unrealized depreciation is $637,460, resulting in net unrealized appreciation of
$977,670.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 58.0%
Software 15.2
Technology Hardware, Storage & Peripherals 12.6
Semiconductors & Semiconductor Equipment 8.8
Interactive Media & Services 5.4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $22,407,384) $ 23,385,054
Investment in Security of Affiliated Issuer, at Value (Cost $56,958) 56,958
Total Investments in Securities, at Value (Cost $22,464,342) 23,442,012
Dividends Receivable 16,024
Total Assets
23,458,036
Liabilities:
Payable for Management Fee 2,666
Total Liabilities
2,666
Net Assets
$ 23,455,370
Net Assets Consist of:
Paid-in-Capital $ 22,500,000
Total Distributable Earnings 955,370
Net Assets
$ 23,455,370
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 450,000
Net Asset Value Per Share
$ 52.12

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld) $ 60,040
Dividends from Security of Affiliated Issuer (Note G) 359
Total Investment Income 60,399
Expenses:
Management Fee (Note B) 5,239
Total Expenses 5,239
Rebate from Morgan Stanley Affiliate (Note G) (12)
Net Expenses 5,227
Net Investment Income
55,172
Realized Gain (Loss):
Investments Sold (38,595)
Net Realized Loss (38,595)
Change in Unrealized Appreciation (Depreciation):
Investments 977,670
Net Change in Unrealized Appreciation (Depreciation) 977,670
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
939,075
Net Increase in Net Assets Resulting from Operations $ 994,247
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 55,172
Net Realized Loss (38,595)
Net Change in Unrealized Appreciation (Depreciation) 977,670
Net Increase in Net Assets Resulting from Operations 994,247
Dividends and Distributions to Sharehol ders:
Dividends and Distributions (38,877)
Total Dividends and Distributions to Shareholders (38,877)
Capital Share Transactions:
Subscribed 20,000,000
Subscribed In-Kind 2,500,000
Net Increase in Net Assets Resulting from Capital Share Transactions 22,500,000
Total Increase in Net Assets 23,455,370
Net Assets:
Beginning of Period –
End of Period $ 23,455,370
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 50,000
Shares Outstanding, End of Period Net Increase in 450,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.12
Net Realized and Unrealized Gain 2.09
Total from Investment Operations 2.21
Distributions from and/or in Excess of:
—
Net Investment Income (0.09)
Net Asset Value, End of Period
$52.12
Total Return
(3)
4.42%
(4)
Ratios to Average Net Assets and Supplemental Data:
$23,455
Net Assets, End of Period (Thousands) $23,455
Ratio of Expenses 0.14%
(5)(6)
Ratio of Net Investment Income 1.45%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 1%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust and
is authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the
Calvert
US Large-Cap Diversity, Equity and Inclusion Index
ETF
 (the "Fund"), which seeks to track the performance of the
Calvert US Large-Cap Diversity Research Index. The Fund is
non-diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 20 $ — $ — $ 20
Air Freight & Logistics 185 — — 185
Automobile
Components 16 — — 16
Automobiles 60 — — 60
Banks 841 — — 841
Beverages 612 — — 612
Biotechnology 363 — — 363
Broadline Retail 45 — — 45
Building Products 125 — — 125
Capital Markets 555 — — 555
Chemicals 180 — — 180
Commercial Services
& Supplies 165 — — 165
Communications
Equipment 348 — — 348
Construction &
Engineering 58 — — 58
Construction
Materials 25 — — 25
Consumer Finance 194 — — 194
Consumer Staples
Distribution &
Retail 442 — — 442
Containers &
Packaging 95 — — 95
Distributors 42 — — 42
Diversified Consumer
Services 23 — — 23
Diversified
Telecommunication
Services 336 — — 336
Electric Utilities 289 — — 289
Electrical Equipment 258 — — 258
Electronic Equipment,
Instruments &
Components 190 — — 190
Energy Equipment &
Services 32 — — 32
Entertainment 279 — — 279
Financial Services 854 — — 854
Food Products 322 — — 322
Gas Utilities 18 — — 18
Ground Transportation 207 — — 207
Health Care
Equipment &
Supplies 895 — — 895
Health Care Providers
& Services 231 — — 231
Health Care
Technology 28 — — 28
Hotels, Restaurants &
Leisure 444 — — 444
Household Durables 99 — — 99

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.14% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Products $ 161 $ — $ — $ 161
Independent Power
and Renewable
Electricity
Producers 25 — — 25
Insurance 476 — — 476
Interactive Media &
Services 1,265 — — 1,265
IT Services 108 — — 108
Leisure Products 7 — — 7
Life Sciences Tools &
Services 581 — — 581
Machinery 478 — — 478
Media 321 — — 321
Metals & Mining 85 — — 85
Multi-Utilities 108 — — 108
Paper & Forest
Products 4 — — 4
Passenger Airlines 30 — — 30
Personal Care
Products 4 — — 4
Pharmaceuticals 1,033 — — 1,033
Professional Services 292 — — 292
Real Estate
Management &
Development 43 — — 43
Semiconductors &
Semiconductor
Equipment 2,072 — — 2,072
Software 3,563 — — 3,563
Specialty Retail 611 — — 611
Technology Hardware,
Storage &
Peripherals 2,943 — — 2,943
Textiles, Apparel &
Luxury Goods 93 — — 93
Trading Companies &
Distributors 99 — — 99
Water Utilities 13 — — 13
Wireless
Telecommunication
Services 94 — — 94
Total Common Stocks 23,385 — — 23,385
Short-Term Investment
Investment Company 57 — — 57
Total Assets $23,442 $— $— $23,442

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $20,324,495 and $302,809, respec-
tively. There were no purchases and sales of long-term U.S.
Government securities for the period ended March 31, 2023.
Purchases related to In-Kind transactions were $2,424,292 for period end. There were no sales related to In-Kind transactions for the period ended March 31, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $12 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 97,110 $ 40,152 $ 359
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 56,958

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

20
Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)
21
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22
Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

23
Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

26
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALUSLGCAPDIVEQTYIISAN
5648349 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF
NYSE Arca: CVMC
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statement of Changes in Net Assets
........................................................................
13
Financial Highlights
.........................................................................................
14
Notes to Financial Statements
...............................................................................
15
Investment Advisory Agreement Approval
....................................................................
21
Liquidity Risk Management Program
.........................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

2
Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Mid-Cap Core
Responsible Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced opera-
tions) and ended March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

3
Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert US Mid-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell Mid-Cap
®
Index
(1)
and the Calvert US Mid-Cap Core Responsible Index
(2)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(3)
Calvert US Mid-Cap Core Responsible Index ETF - NAV
(4)
-2.09%
Calvert US Mid-Cap Core Responsible Index ETF - Market Price
(4)
-2.13%
Russell Mid-Cap
®
Index -2.11%
Calvert US Mid-Cap Core Responsible Index -2.08%
(1) The Russell Midcap
®
Index is an unmanaged index of U.S. mid-cap stocks. The Russell Midcap
®
Index is a subset of the Russell 1000
®
Index and
includes approximately 800 of the smallest securities in the Russell 1000
®
Index, which in turn consists of approximately 1,000 of the largest U.S.
securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-
adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Mid-Cap Core Responsible Index ETF^
$1,000.00 $979.10 $1,008.11 $0.25 $0.25 0.15%
* Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.
(a)
232 $ 52,165
Curtiss-Wright Corp. 133 23,443
HEICO Corp. 138 23,603
Hexcel Corp. 291 19,861
Woodward, Inc. 192 18,695
137,767
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc. 402 39,947
Expeditors International of Washington, Inc. 551 60,676
GXO Logistics, Inc.
(a)
447 22,555
123,178
Automobile Components (1.0%)
Aptiv plc
(a)
846 94,913
Autoliv, Inc. 300 28,008
BorgWarner, Inc. 810 39,779
Gentex Corp. 813 22,788
Lear Corp. 206 28,735
214,223
Automobiles (0.3%)
Harley-Davidson, Inc. 506 19,213
Rivian Automotive, Inc.
, Class  A(a)
2,066 31,981
Thor Industries, Inc. 178 14,176
65,370
Banks (3.2%)
Bank OZK 339 11,594
BOK Financial Corp. 83 7,006
Cadence Bank 533 11,065
Citizens Financial Group, Inc. 1,392 42,275
Comerica, Inc. 378 16,413
Commerce Bancshares, Inc. 350 20,423
Cullen/Frost Bankers, Inc. 173 18,224
East West Bancorp, Inc. 405 22,478
Fifth Third Bancorp 1,975 52,614
First Citizens BancShares, Inc.
, Class  A
31 30,166
First Financial Bankshares, Inc. 374 11,931
First Horizon Corp. 1,529 27,186
First Interstate BancSystem, Inc.
, Class  A
250 7,465
First Republic Bank 527 7,373
FNB Corp. 1,031 11,960
Glacier Bancorp, Inc. 319 13,401
Hancock Whitney Corp. 246 8,954
Home BancShares, Inc. 546 11,854
Huntington Bancshares, Inc. 4,111 46,043
KeyCorp 2,689 33,666
M&T Bank Corp. 483 57,752
New York Community Bancorp, Inc. 1,931 17,456
Old National Bancorp 839 12,098
Pinnacle Financial Partners, Inc. 217 11,970
Popular, Inc. 203 11,654
Prosperity Bancshares, Inc. 253 15,565
Regions Financial Corp. 2,697 50,056
ServisFirst Bancshares, Inc. 145 7,921
SouthState Corp. 216 15,392
Synovus Financial Corp. 418 12,887
UMB Financial Corp. 131 7,561
Shares Value
United Bankshares, Inc. 381 $ 13,411
Valley National Bancorp 1,245 11,504
Webster Financial Corp. 498 19,631
Western Alliance Bancorp 296 10,520
Wintrust Financial Corp. 174 12,693
Zions Bancorp NA 423 12,660
712,822
Beverages (0.1%)
Celsius Holdings, Inc.
(a)
137 12,733
Coca-Cola Consolidated, Inc. 15 8,026
20,759
Biotechnology (3.1%)
Alkermes plc
(a)
507 14,292
Alnylam Pharmaceuticals, Inc.
(a)
386 77,324
Apellis Pharmaceuticals, Inc.
(a)
296 19,524
Biogen, Inc.
(a)
437 121,499
Biohaven Ltd.
(a)
181 2,472
BioMarin Pharmaceutical, Inc.
(a)
569 55,330
Exact Sciences Corp.
(a)
552 37,431
Exelixis, Inc.
(a)
989 19,197
Halozyme Therapeutics, Inc.
(a)
419 16,002
Horizon Therapeutics plc
(a)
706 77,053
Incyte Corp.
(a)
570 41,194
Ionis Pharmaceuticals, Inc.
(a)
433 15,475
Neurocrine Biosciences, Inc.
(a)
297 30,062
Sarepta Therapeutics, Inc.
(a)
259 35,698
Seagen, Inc.
(a)
425 86,050
United Therapeutics Corp.
(a)
140 31,354
679,957
Broadline Retail (0.6%)
Dillard's, Inc.
, Class  A
10 3,077
eBay, Inc. 1,572 69,750
Etsy, Inc.
(a)
364 40,524
Kohl's Corp. 308 7,250
Macy's, Inc. 792 13,852
Nordstrom, Inc. 328 5,337
139,790
Building Products (2.9%)
Advanced Drainage Systems, Inc. 241 20,295
Allegion plc 303 32,339
Carlisle Cos., Inc. 196 44,310
Carrier Global Corp. 2,541 116,251
Fortune Brands Innovations, Inc. 373 21,906
Johnson Controls International plc 2,047 123,269
Lennox International, Inc. 110 27,641
Masco Corp. 658 32,716
Masterbrand, Inc.
(a)
373 2,999
Owens Corning 406 38,895
Simpson Manufacturing Co., Inc. 147 16,117
Trane Technologies plc 686 126,210
Trex Co., Inc.
(a)
320 15,574
UFP Industries, Inc. 176 13,987
632,509
Capital Markets (5.6%)
Affiliated Managers Group, Inc. 103 14,669
Ameriprise Financial, Inc. 304 93,176

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
Ares Management Corp. 402 $ 33,543
Bank of New York Mellon Corp. (The) 2,320 105,421
Blue Owl Capital, Inc. 1,235 13,684
Carlyle Group, Inc. (The) 583 18,108
Cboe Global Markets, Inc. 305 40,943
Coinbase Global, Inc.
, Class  A(a)
444 30,001
Evercore, Inc.
, Class  A
103 11,884
FactSet Research Systems, Inc. 139 57,698
Franklin Resources, Inc. 839 22,603
Houlihan Lokey, Inc. 145 12,686
Interactive Brokers Group, Inc.
, Class  A
286 23,612
Invesco Ltd. 1,288 21,123
Jefferies Financial Group, Inc. 562 17,838
KKR & Co., Inc. 1,652 86,763
LPL Financial Holdings, Inc. 229 46,350
MarketAxess Holdings, Inc. 141 55,172
Morningstar, Inc. 99 20,100
MSCI, Inc. 234 130,967
Nasdaq, Inc. 979 53,522
Northern Trust Corp. 591 52,085
Raymond James Financial, Inc. 563 52,511
SEI Investments Co. 320 18,416
State Street Corp. 991 75,009
Stifel Financial Corp. 298 17,609
T Rowe Price Group, Inc. 635 71,691
Tradeweb Markets, Inc.
, Class  A
320 25,286
Virtu Financial, Inc.
, Class  A
283 5,349
1,227,819
Chemicals (2.1%)
Ashland, Inc. 187 19,207
Avient Corp. 294 12,101
Axalta Coating Systems Ltd.
(a)
762 23,081
Cabot Corp. 193 14,792
Celanese Corp. 374 40,725
Eastman Chemical Co. 409 34,495
Element Solutions, Inc. 765 14,772
FMC Corp. 431 52,638
Huntsman Corp. 623 17,045
International Flavors & Fragrances, Inc. 843 77,522
Livent Corp.
(a)
616 13,380
Mosaic Co. (The) 1,175 53,909
PPG Industries, Inc. 738 98,582
472,249
Commercial Services & Supplies (1.0%)
Clean Harbors, Inc.
(a)
187 26,659
Copart, Inc.
(a)
1,360 102,286
MSA Safety, Inc. 127 16,954
Rollins, Inc. 935 35,090
Stericycle, Inc.
(a)
342 14,915
Tetra Tech, Inc. 197 28,941
224,845
Communications Equipment (1.7%)
Arista Networks, Inc.
(a)
735 123,377
Ciena Corp.
(a)
463 24,317
F5, Inc.
(a)
189 27,535
Juniper Networks, Inc. 1,011 34,799
Shares Value
Lumentum Holdings, Inc.
(a)
210 $ 11,342
Motorola Solutions, Inc. 497 142,207
363,577
Construction & Engineering (1.0%)
AECOM 516 43,509
EMCOR Group, Inc. 175 28,453
MasTec, Inc.
(a)
223 21,060
Quanta Services, Inc. 475 79,154
Valmont Industries, Inc. 73 23,308
WillScot Mobile Mini Holdings Corp.
(a)
749 35,113
230,597
Construction Materials (0.3%)
Vulcan Materials Co. 438 75,143
Consumer Finance (0.8%)
Ally Financial, Inc. 857 21,845
Credit Acceptance Corp.
(a)
18 7,849
Discover Financial Services 753 74,426
OneMain Holdings, Inc. 347 12,867
SLM Corp. 689 8,537
SoFi Technologies, Inc.
(a)
2,326 14,119
Synchrony Financial 1,257 36,553
Upstart Holdings, Inc.
(a)
216 3,432
179,628
Consumer Staples Distribution & Retail (1.5%)
Albertsons Cos., Inc.
, Class  A
593 12,323
BJ's Wholesale Club Holdings, Inc.
(a)
391 29,743
Casey's General Stores, Inc. 117 25,326
Dollar Tree, Inc.
(a)
647 92,877
Kroger Co. (The) 2,226 109,898
Performance Food Group Co.
(a)
475 28,661
U.S. Foods Holding Corp.
(a)
685 25,304
324,132
Containers & Packaging (1.6%)
AptarGroup, Inc. 225 26,593
Avery Dennison Corp. 275 49,206
Ball Corp. 1,080 59,519
Berry Global Group, Inc. 420 24,738
Crown Holdings, Inc. 408 33,746
Graphic Packaging Holding Co. 1,050 26,764
Packaging Corp. of America 313 43,454
Sealed Air Corp. 493 22,633
Silgan Holdings, Inc. 287 15,403
Sonoco Products Co. 335 20,435
Westrock Co. 874 26,631
349,122
Distributors (0.7%)
Genuine Parts Co. 406 67,928
LKQ Corp. 779 44,216
Pool Corp. 112 38,353
150,497
Diversified Consumer Services (0.4%)
ADT, Inc. 799 5,777
Bright Horizons Family Solutions, Inc.
(a)
219 16,861
H&R Block, Inc. 579 20,409

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Diversified Consumer Services (cont’d)
Service Corp. International 568 $ 39,067
82,114
Diversified Telecommunication Services (0.1%)
Iridium Communications, Inc. 357 22,109
Lumen Technologies, Inc. 3,241 8,589
30,698
Electric Utilities (1.7%)
Alliant Energy Corp. 933 49,822
Avangrid, Inc. 264 10,528
Constellation Energy Corp. 1,075 84,388
Evergy, Inc. 842 51,463
Eversource Energy 1,126 88,121
Hawaiian Electric Industries, Inc. 404 15,514
IDACORP, Inc. 186 20,149
NRG Energy, Inc. 831 28,495
PNM Resources, Inc. 315 15,334
Portland General Electric Co. 331 16,183
379,997
Electrical Equipment (2.0%)
Acuity Brands, Inc. 111 20,283
AMETEK, Inc. 715 103,911
Atkore, Inc.
(a)
135 18,965
ChargePoint Holdings, Inc.
(a)
874 9,151
Generac Holdings, Inc.
(a)
211 22,790
Hubbell, Inc. 185 45,012
nVent Electric plc 563 24,175
Plug Power, Inc.
(a)
1,440 16,877
Regal Rexnord Corp. 225 31,664
Rockwell Automation, Inc. 356 104,468
Sensata Technologies Holding plc 524 26,211
Sunrun, Inc.
(a)
580 11,687
435,194
Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.
(a)
170 21,228
Avnet, Inc. 266 12,023
CDW Corp. 427 83,218
Cognex Corp. 577 28,590
Coherent Corp.
(a)
415 15,803
Corning, Inc. 2,416 85,237
IPG Photonics Corp.
(a)
95 11,714
Jabil, Inc. 404 35,617
Keysight Technologies, Inc.
(a)
565 91,236
Littelfuse, Inc. 85 22,788
National Instruments Corp. 409 21,436
Novanta, Inc.
(a)
123 19,568
Rogers Corp.
(a)
60 9,806
TD SYNNEX Corp. 136 13,163
Teledyne Technologies, Inc.
(a)
159 71,130
Trimble, Inc.
(a)
852 44,662
Zebra Technologies Corp.
, Class  A(a)
162 51,516
638,735
Energy Equipment & Services (0.4%)
Baker Hughes Co. 3,161 91,226
Entertainment (1.0%)
AMC Entertainment Holdings, Inc.
, Class  A(a)
1,972 9,880
Shares Value
Liberty Media Corp-Liberty Formula One
,
Class  A(a)
92 $ 6,210
Live Nation Entertainment, Inc.
(a)
552 38,640
Playtika Holding Corp.
(a)
286 3,220
ROBLOX Corp.
, Class  A(a)
1,356 60,993
Roku, Inc.
(a)
384 25,275
Take-Two Interactive Software, Inc.
(a)
491 58,576
Warner Music Group Corp.
, Class  A
472 15,751
218,545
Financial Services (0.9%)
Affirm Holdings, Inc.
(a)
648 7,303
Equitable Holdings, Inc. 1,042 26,456
Essent Group Ltd. 302 12,095
Euronet Worldwide, Inc.
(a)
149 16,673
Jack Henry & Associates, Inc. 230 34,666
Marqeta, Inc.
, Class  A(a)
1,382 6,316
MGIC Investment Corp. 851 11,420
Rocket Cos., Inc.
, Class  A(a)
311 2,818
TFS Financial Corp. 149 1,882
Toast, Inc.
, Class  A(a)
981 17,413
Voya Financial, Inc. 279 19,937
Western Union Co. (The) 1,207 13,458
WEX, Inc.
(a)
134 24,641
195,078
Food Products (2.1%)
Bunge Ltd. 466 44,512
Campbell Soup Co. 622 34,198
Conagra Brands, Inc. 1,486 55,814
Darling Ingredients, Inc.
(a)
496 28,966
Flowers Foods, Inc. 613 16,802
Hormel Foods Corp. 904 36,052
Ingredion, Inc. 199 20,244
J.M. Smucker Co. (The) 325 51,145
Kellogg Co. 798 53,434
Lamb Weston Holdings, Inc. 442 46,198
McCormick & Co., Inc. (Non-Voting) 828 68,898
Post Holdings, Inc.
(a)
166 14,919
471,182
Gas Utilities (0.4%)
National Fuel Gas Co. 326 18,823
New Jersey Resources Corp. 359 19,099
ONE Gas, Inc. 203 16,084
Southwest Gas Holdings, Inc. 247 15,425
UGI Corp. 775 26,939
96,370
Ground Transportation (1.3%)
Avis Budget Group, Inc.
(a)
89 17,337
JB Hunt Transport Services, Inc. 286 50,182
Knight-Swift Transportation Holdings, Inc. 523 29,591
Landstar System, Inc. 124 22,228
Old Dominion Freight Line, Inc. 298 101,570
RXO, Inc.
(a)
398 7,817
Ryder System, Inc. 158 14,100
Saia, Inc.
(a)
92 25,031
Schneider National, Inc.
, Class  B
199 5,323

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Ground Transportation (cont’d)
XPO, Inc.
(a)
395 $ 12,601
285,780
Health Care Equipment & Supplies (5.1%)
Align Technology, Inc.
(a)
225 75,182
Baxter International, Inc. 1,576 63,923
Cooper Cos., Inc. (The) 154 57,497
DENTSPLY SIRONA, Inc. 667 26,200
Dexcom, Inc.
(a)
1,143 132,794
Envista Holdings Corp.
(a)
508 20,767
Globus Medical, Inc.
, Class  A(a)
242 13,707
Hologic, Inc.
(a)
762 61,493
ICU Medical, Inc.
(a)
63 10,392
IDEXX Laboratories, Inc.
(a)
250 125,020
Inspire Medical Systems, Inc.
(a)
90 21,066
Insulet Corp.
(a)
217 69,214
Integra LifeSciences Holdings Corp.
(a)
227 13,032
iRhythm Technologies, Inc.
(a)
93 11,535
Lantheus Holdings, Inc.
(a)
206 17,007
Masimo Corp.
(a)
151 27,866
Novocure Ltd.
(a)
323 19,425
Omnicell, Inc.
(a)
139 8,155
Penumbra, Inc.
(a)
113 31,492
ResMed, Inc. 455 99,640
Shockwave Medical, Inc.
(a)
112 24,285
STERIS plc 309 59,106
Tandem Diabetes Care, Inc.
(a)
201 8,163
Teleflex, Inc. 147 37,237
Zimmer Biomet Holdings, Inc. 657 84,884
1,119,082
Health Care Providers & Services (1.6%)
agilon health, Inc.
(a)
654 15,532
AMN Healthcare Services, Inc.
(a)
157 13,025
Chemed Corp. 46 24,737
DaVita, Inc.
(a)
174 14,113
Encompass Health Corp. 305 16,500
Enhabit, Inc.
(a)
153 2,128
Ensign Group, Inc. (The) 168 16,051
Guardant Health, Inc.
(a)
306 7,173
HealthEquity, Inc.
(a)
262 15,382
Henry Schein, Inc.
(a)
406 33,105
Laboratory Corp. of America Holdings 276 63,320
Molina Healthcare, Inc.
(a)
182 48,683
Option Care Health, Inc.
(a)
483 15,345
Premier, Inc.
, Class  A
370 11,977
Quest Diagnostics, Inc. 346 48,952
R1 RCM, Inc.
(a)
571 8,565
354,588
Health Care Technology (0.5%)
Doximity, Inc.
, Class  A(a)
338 10,944
Teladoc Health, Inc.
(a)
492 12,743
Veeva Systems, Inc.
, Class  A(a)
443 81,419
105,106
Hotels, Restaurants & Leisure (2.8%)
Aramark 812 29,070
Chipotle Mexican Grill, Inc.
(a)
82 140,080
Shares Value
Choice Hotels International, Inc. 124 $ 14,531
Darden Restaurants, Inc. 380 58,961
Domino's Pizza, Inc. 111 36,616
Expedia Group, Inc.
(a)
465 45,119
Hilton Grand Vacations, Inc.
(a)
311 13,818
Hyatt Hotels Corp.
, Class  A(a)
177 19,787
Marriott Vacations Worldwide Corp. 135 18,206
Planet Fitness, Inc.
, Class  A(a)
311 24,155
Texas Roadhouse, Inc. 209 22,584
Travel + Leisure Co. 289 11,329
Vail Resorts, Inc. 153 35,753
Wyndham Hotels & Resorts, Inc. 324 21,983
Yum! Brands, Inc. 865 114,249
606,241
Household Durables (1.9%)
D.R. Horton, Inc. 969 94,662
Helen of Troy Ltd.
(a)
70 6,662
Leggett & Platt, Inc. 385 12,274
Lennar Corp.
, Class  A
851 89,449
Mohawk Industries, Inc.
(a)
154 15,434
Newell Brands, Inc. 1,208 15,027
NVR, Inc.
(a)
11 61,294
PulteGroup, Inc. 833 48,547
Tempur Sealy International, Inc. 488 19,271
TopBuild Corp.
(a)
119 24,769
Whirlpool Corp. 156 20,595
407,984
Household Products (0.5%)
Church & Dwight Co., Inc. 714 63,125
Clorox Co. (The) 362 57,283
120,408
Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The) 2,413 58,105
Brookfield Renewable Corp. 639 22,333
Clearway Energy, Inc. 307 9,619
Ormat Technologies, Inc. 182 15,428
105,485
Insurance (4.7%)
Aflac, Inc. 1,627 104,974
Allstate Corp. (The) 757 83,883
American Financial Group, Inc. 195 23,692
Arch Capital Group Ltd.
(a)
1,037 70,381
Assurant, Inc. 152 18,251
Axis Capital Holdings Ltd. 224 12,212
Brown & Brown, Inc. 912 52,367
Cincinnati Financial Corp. 446 49,988
Enstar Group Ltd.
(a)
38 8,808
Erie Indemnity Co.
, Class  A
73 16,911
Everest Re Group Ltd. 113 40,456
F&G Annuities & Life, Inc. 52 942
Fidelity National Financial, Inc. 742 25,918
First American Financial Corp. 377 20,984
Globe Life, Inc. 273 30,035
Hanover Insurance Group, Inc. (The) 102 13,107
Hartford Financial Services Group, Inc. (The) 916 63,836
Kinsale Capital Group, Inc. 64 19,210
Lincoln National Corp. 485 10,898

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Markel Corp.
(a)
38 $ 48,542
Old Republic International Corp. 793 19,801
Primerica, Inc. 107 18,430
Principal Financial Group, Inc. 700 52,024
Reinsurance Group of America, Inc. 193 25,623
RenaissanceRe Holdings Ltd. 125 25,042
RLI Corp. 116 15,418
Ryan Specialty Holdings, Inc.
(a)
240 9,658
Selective Insurance Group, Inc. 172 16,397
Unum Group 572 22,628
W. R. Berkley Corp. 604 37,605
Willis Towers Watson plc 311 72,270
1,030,291
Interactive Media & Services (0.7%)
IAC, Inc.
(a)
246 12,694
Match Group, Inc.
(a)
879 33,745
Pinterest, Inc.
, Class  A(a)
1,844 50,286
Snap, Inc.
, Class  A(a)
3,050 34,190
ZoomInfo Technologies, Inc.
(a)
895 22,115
153,030
IT Services (2.6%)
Akamai Technologies, Inc.
(a)
489 38,289
Amdocs Ltd. 383 36,779
Cloudflare, Inc.
, Class  A(a)
884 54,507
Cognizant Technology Solutions Corp.
,
Class  A
1,594 97,122
DXC Technology Co.
(a)
714 18,250
EPAM Systems, Inc.
(a)
177 52,923
Gartner, Inc.
(a)
236 76,882
MongoDB, Inc.
(a)
210 48,955
Okta, Inc.
(a)
468 40,360
Thoughtworks Holding, Inc.
(a)
280 2,061
Twilio, Inc.
, Class  A(a)
544 36,247
VeriSign, Inc.
(a)
293 61,920
564,295
Leisure Products (0.3%)
Brunswick Corp. 242 19,844
Hasbro, Inc. 374 20,080
Mattel, Inc.
(a)
1,033 19,018
58,942
Life Sciences Tools & Services (3.5%)
10X Genomics, Inc.
, Class  A(a)
274 15,286
Agilent Technologies, Inc. 887 122,708
Avantor, Inc.
(a)
2,053 43,400
Azenta, Inc.
(a)
215 9,593
Bio-Rad Laboratories, Inc.
, Class  A(a)
67 32,094
Bio-Techne Corp. 484 35,908
Bruker Corp. 309 24,362
Charles River Laboratories International,
Inc.
(a)
157 31,686
Illumina, Inc.
(a)
492 114,415
Medpace Holdings, Inc.
(a)
75 14,104
Mettler-Toledo International, Inc.
(a)
68 104,054
PerkinElmer, Inc. 394 52,504
Repligen Corp.
(a)
162 27,274
Shares Value
Syneos Health, Inc.
(a)
321 $ 11,434
Waters Corp.
(a)
185 57,282
West Pharmaceutical Services, Inc. 231 80,035
776,139
Machinery (6.4%)
AGCO Corp. 214 28,933
Chart Industries, Inc.
(a)
146 18,308
CNH Industrial NV 3,300 50,391
Cummins, Inc. 431 102,957
Donaldson Co., Inc. 419 27,377
Dover Corp. 474 72,020
Evoqua Water Technologies Corp.
(a)
417 20,733
Flowserve Corp. 451 15,334
Fortive Corp. 1,168 79,623
Graco, Inc. 575 41,981
IDEX Corp. 261 60,299
Ingersoll Rand, Inc. 1,342 78,077
ITT, Inc. 285 24,595
Lincoln Electric Holdings, Inc. 197 33,313
Middleby Corp. (The)
(a)
178 26,097
Nordson Corp. 177 39,340
Oshkosh Corp. 225 18,715
Otis Worldwide Corp. 1,280 108,032
PACCAR, Inc. 1,567 114,704
Parker-Hannifin Corp. 381 128,058
Pentair plc 569 31,449
Snap-on, Inc. 183 45,181
Stanley Black & Decker, Inc. 527 42,466
Timken Co. (The) 225 18,387
Toro Co. (The) 359 39,906
Watts Water Technologies, Inc.
, Class  A
93 15,654
Westinghouse Air Brake Technologies Corp. 622 62,859
Xylem, Inc. 621 65,019
1,409,808
Media (1.6%)
Altice USA, Inc.
, Class  A(a)
650 2,223
Cable One, Inc. 15 10,530
Interpublic Group of Cos., Inc. (The) 1,479 55,078
Liberty Broadband Corp.
, Class  C(a)
423 34,559
New York Times Co. (The)
, Class  A
619 24,067
Omnicom Group, Inc. 708 66,793
Paramount Global
, Class  B
2,268 50,599
Sirius XM Holdings, Inc. 2,574 10,219
TEGNA, Inc. 848 14,339
Trade Desk, Inc. (The)
, Class  A(a)
1,399 85,213
353,620
Metals & Mining (1.3%)
Commercial Metals Co. 624 30,514
MP Materials Corp.
(a)
855 24,102
Nucor Corp. 756 116,779
Reliance Steel & Aluminum Co. 219 56,226
Steel Dynamics, Inc. 564 63,766
291,387
Multi-Utilities (2.6%)
Ameren Corp. 881 76,110
Black Hills Corp. 244 15,396
CMS Energy Corp. 1,039 63,774

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
Consolidated Edison, Inc. 1,111 $ 106,289
DTE Energy Co. 684 74,925
NiSource, Inc. 1,505 42,080
Public Service Enterprise Group, Inc. 1,575 98,359
WEC Energy Group, Inc. 1,010 95,738
572,671
Oil, Gas & Consumable Fuels (0.1%)
Enviva, Inc. 97 2,801
New Fortress Energy, Inc. 609 17,923
20,724
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 207 11,221
Passenger Airlines (0.9%)
Alaska Air Group, Inc.
(a)
442 18,546
American Airlines Group, Inc.
(a)
2,237 32,996
Delta Air Lines, Inc.
(a)
2,102 73,402
Southwest Airlines Co. 2,040 66,382
191,326
Personal Care Products (0.1%)
Coty, Inc.
, Class  A(a)
992 11,964
Olaplex Holdings, Inc.
(a)
364 1,554
13,518
Pharmaceuticals (0.7%)
Catalent, Inc.
(a)
543 35,681
Elanco Animal Health, Inc.
(a)
1,530 14,382
Jazz Pharmaceuticals plc
(a)
192 28,095
Organon & Co. 795 18,699
Perrigo Co. plc 420 15,065
Royalty Pharma plc
, Class  A
1,164 41,939
153,861
Professional Services (3.0%)
Alight, Inc.
, Class  A(a)
777 7,156
ASGN, Inc.
(a)
185 15,294
Booz Allen Hamilton Holding Corp. 497 46,067
Broadridge Financial Solutions, Inc. 370 54,231
Concentrix Corp. 137 16,652
CoStar Group, Inc.
(a)
1,285 88,472
Dun & Bradstreet Holdings, Inc. 705 8,277
Equifax, Inc. 400 81,136
ExlService Holdings, Inc.
(a)
101 16,345
Exponent, Inc. 192 19,141
FTI Consulting, Inc.
(a)
129 25,458
Genpact Ltd. 533 24,635
ManpowerGroup, Inc. 192 15,846
Robert Half International, Inc. 402 32,389
Science Applications International Corp. 171 18,376
SS&C Technologies Holdings, Inc. 694 39,190
TransUnion 735 45,673
TriNet Group, Inc.
(a)
143 11,527
Verisk Analytics, Inc. 501 96,122
661,987
Real Estate Management & Development (0.6%)
CBRE Group, Inc.
, Class  A(a)
1,014 73,829
Howard Hughes Corp. (The)
(a)
137 10,960
Shares Value
Jones Lang LaSalle, Inc.
(a)
176 $ 25,606
Zillow Group, Inc.
, Class  C(a)
516 22,947
133,342
Semiconductors & Semiconductor Equipment (3.5%)
Allegro MicroSystems, Inc.
(a)
219 10,510
Amkor Technology, Inc. 319 8,300
Cirrus Logic, Inc.
(a)
175 19,142
Enphase Energy, Inc.
(a)
370 77,804
Entegris, Inc. 470 38,545
First Solar, Inc.
(a)
278 60,465
GLOBALFOUNDRIES, Inc.
(a)
236 17,034
Lattice Semiconductor Corp.
(a)
429 40,970
MKS Instruments, Inc. 200 17,724
Monolithic Power Systems, Inc. 141 70,576
ON Semiconductor Corp.
(a)
1,337 110,062
Power Integrations, Inc. 176 14,897
Qorvo, Inc.
(a)
314 31,893
Semtech Corp.
(a)
200 4,828
Silicon Laboratories, Inc.
(a)
99 17,334
Skyworks Solutions, Inc. 501 59,108
SolarEdge Technologies, Inc.
(a)
155 47,112
Synaptics, Inc.
(a)
123 13,671
Teradyne, Inc. 491 52,787
Universal Display Corp. 138 21,408
Wolfspeed, Inc.
(a)
391 25,395
759,565
Software (5.1%)
Altair Engineering, Inc.
, Class  A(a)
163 11,754
ANSYS, Inc.
(a)
274 91,187
AppLovin Corp.
, Class  A(a)
359 5,654
Aspen Technology, Inc.
(a)
89 20,369
BILL Holdings, Inc.
(a)
322 26,127
Black Knight, Inc.
(a)
477 27,456
Blackline, Inc.
(a)
173 11,617
Ceridian HCM Holding, Inc.
(a)
461 33,754
Clear Secure, Inc.
, Class  A
239 6,255
Confluent, Inc.
, Class  A(a)
451 10,856
Crowdstrike Holdings, Inc.
, Class  A(a)
669 91,827
Datadog, Inc.
, Class  A(a)
814 59,145
DocuSign, Inc.
(a)
628 36,612
Dolby Laboratories, Inc.
, Class  A
188 16,059
Dropbox, Inc.
, Class  A(a)
850 18,377
Dynatrace, Inc.
(a)
673 28,468
Elastic NV
(a)
239 13,838
Fair Isaac Corp.
(a)
89 62,539
Five9, Inc.
(a)
219 15,832
Gen Digital, Inc. 1,839 31,557
Guidewire Software, Inc.
(a)
256 21,005
HubSpot, Inc.
(a)
149 63,884
Informatica, Inc.
, Class  A(a)
117 1,919
Manhattan Associates, Inc.
(a)
195 30,196
NCR Corp.
(a)
421 9,931
Paycom Software, Inc.
(a)
162 49,250
Paycor HCM, Inc.
(a)
151 4,005
Paylocity Holding Corp.
(a)
132 26,239
PTC, Inc.
(a)
347 44,496
Qualtrics International, Inc.
, Class  A(a)
322 5,741

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Qualys, Inc.
(a)
113 $ 14,692
Rapid7, Inc.
(a)
184 8,448
RingCentral, Inc.
, Class  A(a)
265 8,128
SentinelOne, Inc.
, Class  A(a)
633 10,356
Smartsheet, Inc.
, Class  A(a)
395 18,881
Splunk, Inc.
(a)
473 45,351
Tenable Holdings, Inc.
(a)
340 16,153
Tyler Technologies, Inc.
(a)
131 46,458
Zoom Video Communications, Inc.
,
Class  A(a)
686 50,654
Zscaler, Inc.
(a)
272 31,778
1,126,848
Specialty Retail (2.9%)
Advance Auto Parts, Inc. 173 21,039
AutoNation, Inc.
(a)
99 13,302
Bath & Body Works, Inc. 667 24,399
Best Buy Co., Inc. 578 45,240
Burlington Stores, Inc.
(a)
191 38,601
CarMax, Inc.
(a)
462 29,697
Chewy, Inc.
, Class  A(a)
275 10,280
Dick's Sporting Goods, Inc. 168 23,838
Five Below, Inc.
(a)
159 32,749
Floor & Decor Holdings, Inc.
, Class  A(a)
305 29,957
GameStop Corp.
, Class  A(a)
755 17,380
Gap, Inc. (The) 593 5,954
Lithia Motors, Inc. 79 18,085
Penske Automotive Group, Inc. 76 10,778
Petco Health & Wellness Co., Inc.
(a)
439 3,951
RH
(a)
60 14,613
Ross Stores, Inc. 988 104,856
Tractor Supply Co. 322 75,683
Ulta Beauty, Inc.
(a)
149 81,305
Wayfair, Inc.
, Class  A(a)
213 7,314
Williams-Sonoma, Inc. 193 23,480
632,501
Technology Hardware, Storage & Peripherals (1.1%)
Dell Technologies, Inc.
, Class  C
740 29,755
Hewlett Packard Enterprise Co. 4,037 64,309
NetApp, Inc. 680 43,418
Pure Storage, Inc.
, Class  A(a)
896 22,857
Seagate Technology Holdings plc 649 42,912
Western Digital Corp.
(a)
992 37,369
240,620
Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.
(a)
362 17,014
Columbia Sportswear Co. 104 9,385
Deckers Outdoor Corp.
(a)
77 34,615
Hanesbrands, Inc. 1,013 5,328
Levi Strauss & Co.
, Class  A
252 4,594
PVH Corp. 185 16,495
Ralph Lauren Corp. 118 13,767
Skechers USA, Inc.
, Class  A(a)
387 18,390
Tapestry, Inc. 690 29,746
Under Armour, Inc.
, Class  A(a)
554 5,258
Shares Value
VF Corp. 1,077 $ 24,674
179,266
Trading Companies & Distributors (1.7%)
Air Lease Corp. 358 14,095
Beacon Roofing Supply, Inc.
(a)
144 8,474
Core & Main, Inc.
, Class  A(a)
249 5,752
Fastenal Co. 1,671 90,134
MSC Industrial Direct Co., Inc.
, Class  A
159 13,356
SiteOne Landscape Supply, Inc.
(a)
131 17,930
United Rentals, Inc. 216 85,484
Univar Solutions, Inc.
(a)
559 19,582
WESCO International, Inc. 130 20,090
WW Grainger, Inc. 132 90,923
365,820
Water Utilities (0.6%)
American Water Works Co., Inc. 592 86,722
Essential Utilities, Inc. 975 42,559
129,281
Total Common Stocks
(Cost $22,293,998) 21,897,860
Short-Term Investment (0.3%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $73,575)
73,575 73,575
Total Investments (99.9%)
(Cost $22,367,573) (c) 21,971,435
Other Assets in Excess of Liabilities (0.1%) 15,675
NET ASSETS (100.0%) $21,987,110
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $22,367,573. The aggregate gross unrealized
appreciation is $847,529 and the aggregate gross unrealized
depreciation is $1,243,667, resulting in net unrealized depreciation of $396,138.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 77.8%
Machinery 6.4
Capital Markets 5.6
Software 5.1
Health Care Equipment & Supplies 5.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $22,293,998) $ 21,897,860
Investment in Security of Affiliated Issuer, at Value (Cost $73,575) 73,575
Total Investments in Securities, at Value (Cost $22,367,573) 21,971,435
Dividends Receivable 18,418
Total Assets
21,989,853
Liabilities:
Payable for Management Fee 2,743
Total Liabilities
2,743
Net Assets
$ 21,987,110
Net Assets Consist of:
Paid-in-Capital $ 22,500,000
Total Distributable Earnings (512,890)
Net Assets
$ 21,987,110
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 450,000
Net Asset Value Per Share
$ 48.86

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $86 of Foreign Taxes Withheld) $ 63,782
Dividends from Security of Affiliated Issuer (Note G) 494
Total Investment Income 64,276
Expenses:
Management Fee (Note B) 5,500
Total Expenses 5,500
Rebate from Morgan Stanley Affiliate (Note G) (17)
Net Expenses 5,483
Net Investment Income
58,793
Realized Gain (Loss):
Investments Sold (133,809)
Net Realized Loss (133,809)
Change in Unrealized Appreciation (Depreciation):
Investments (396,138)
Net Change in Unrealized Appreciation (Depreciation) (396,138)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(529,947)
Net Decrease in Net Assets Resulting from Operations $ (471,154)
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 58,793
Net Realized Loss (133,809)
Net Change in Unrealized Appreciation (Depreciation) (396,138)
Net Decrease in Net Assets Resulting from Operations (471,154)
Dividends and Distributions to Shareholders:
Dividends and Distributions (41,736)
Total Dividends and Distributions to Shareholders (41,736)
Capital Share Transactions:
Subscribed 20,000,000
Subscribed In-Kind 2,500,000
Net Increase in Net Assets Resulting from Capital Share Transactions 22,500,000
Total Increase in Net Assets 21,987,110
Net Assets:
Beginning of Period –
End of Period $ 21,987,110
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 50,000
Shares Outstanding, End of Period Net Increase in 450,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.13
Net Realized and Unrealized Loss (1.18)
Total from Investment Operations (1.05)
Distributions from and/or in Excess of:
—
Net Investment Income (0.09)
Net Asset Value, End of Period
$48.86
Total Return
(3)
(2.09)%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,987
Net Assets, End of Period (Thousands) $21,987
Ratio of Expenses 0.15%
(5)(6)
Ratio of Net Investment Income 1.58%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 4%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

15
Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the Calvert
US Mid-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Mid-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 138 $ — $ — $ 138
Air Freight & Logistics 123 — — 123
Automobile
Components 214 — — 214
Automobiles 65 — — 65
Banks 713 — — 713
Beverages 21 — — 21
Biotechnology 680 — — 680
Broadline Retail 140 — — 140
Building Products 633 — — 633
Capital Markets 1,228 — — 1,228
Chemicals 472 — — 472
Commercial Services
& Supplies 225 — — 225
Communications
Equipment 364 — — 364
Construction &
Engineering 231 — — 231
Construction
Materials 75 — — 75
Consumer Finance 180 — — 180
Consumer Staples
Distribution &
Retail 324 — — 324
Containers &
Packaging 349 — — 349
Distributors 150 — — 150
Diversified Consumer
Services 82 — — 82
Diversified
Telecommunication
Services 31 — — 31
Electric Utilities 380 — — 380
Electrical Equipment 435 — — 435
Electronic Equipment,
Instruments &
Components 639 — — 639
Energy Equipment &
Services 91 — — 91
Entertainment 219 — — 219
Financial Services 195 — — 195
Food Products 471 — — 471
Gas Utilities 96 — — 96
Ground Transportation 286 — — 286
Health Care
Equipment &
Supplies 1,119 — — 1,119
Health Care Providers
& Services 355 — — 355
Health Care
Technology 105 — — 105
Hotels, Restaurants &
Leisure 606 — — 606
Household Durables 408 — — 408

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Products $ 120 $ — $ — $ 120
Independent Power
and Renewable
Electricity
Producers 105 — — 105
Insurance 1,030 — — 1,030
Interactive Media &
Services 153 — — 153
IT Services 564 — — 564
Leisure Products 59 — — 59
Life Sciences Tools &
Services 776 — — 776
Machinery 1,410 — — 1,410
Media 354 — — 354
Metals & Mining 291 — — 291
Multi-Utilities 573 — — 573
Oil, Gas &
Consumable Fuels 21 — — 21
Paper & Forest
Products 11 — — 11
Passenger Airlines 191 — — 191
Personal Care
Products 14 — — 14
Pharmaceuticals 154 — — 154
Professional Services 662 — — 662
Real Estate
Management &
Development 133 — — 133
Semiconductors &
Semiconductor
Equipment 760 — — 760
Software 1,127 — — 1,127
Specialty Retail 632 — — 632
Technology Hardware,
Storage &
Peripherals 241 — — 241
Textiles, Apparel &
Luxury Goods 179 — — 179
Trading Companies &
Distributors 366 — — 366
Water Utilities 129 — — 129
Total Common Stocks 21,898 — — 21,898
Short-Term Investment
Investment Company 73 — — 73
Total Assets $21,971 $— $— $21,971

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $20,793,418 and $781,958, respec-
tively. There were no purchases and sales of long-term U.S.
Government securities for the period ended March 31, 2023.
Purchases related to In-Kind transactions were $2,416,414 for period end. There were no sales related to In-Kind transactions for the period ended March 31, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $17 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 150,685 $ 77,110 $ 494
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 73,575

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

21
Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)
22
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23
Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

24
Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
26
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALUSMIDCAPCRISAN
5648194 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Select Equity
ETF
NYSE Arca: CVSE
Semi-Annual Report
March 31, 2023

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan
Stanley ETF Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management's website: www.calvert.com
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Performance Summary
.....................................................................................
3
Portfolio of Investments
.....................................................................................
4
Statement of Assets and Liabilities
..........................................................................
7
Statement of Operations
....................................................................................
8
Statement of Changes in Net Assets
........................................................................
9
Financial Highlights
.........................................................................................
10
Notes to Financial Statements
...............................................................................
11
Investment Advisory Agreement Approval
....................................................................
17
Liquidity Risk Management Program
.........................................................................
19
U.S. Customer Privacy Notice
...............................................................................
20
Trustees and Officers Information
...........................................................................
23

2
Semi-Annual Report — March 31, 2023 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Select Equity
ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended
March 31, 2023.
Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2023

3
Semi-Annual Report — March 31, 2023 (unaudited)
Performance Summary
Calvert US Select Equity ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im/shareholderreports. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
Cumulative
Total Return
for the period
Ended March
31, 2023
Since
Inception
(2)
Calvert US Select Equity ETF - NAV
(3)
1.32%
Calvert US Select Equity ETF - Market Price
(3)
1.28%
Russell 1000
®
Index 2.27%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(3) Commenced operations on January 30, 2023.
Expense Example
Beginning
Account
Value
(1/30/23)
Actual Ending
Account
Value
(3/31/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Select Equity ETF^
$1,000.00 $1,013.20 $1,007.87 $0.49 $0.49 0.29%
* Expenses are calculated using the Fund's annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments
Calvert US Select Equity ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense (0.3%)
Hexcel Corp. 878 $ 59,923
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 541 59,575
Automobile Components (0.4%)
Aptiv plc
(a)
516 57,890
BorgWarner, Inc. 411 20,184
78,074
Banks (2.5%)
Citizens Financial Group, Inc. 893 27,120
Comerica, Inc. 947 41,119
Fifth Third Bancorp 2,172 57,862
Huntington Bancshares, Inc. 5,224 58,509
KeyCorp 903 11,306
PNC Financial Services Group, Inc. (The) 518 65,838
Regions Financial Corp. 2,106 39,087
Truist Financial Corp. 5,345 182,264
Webster Financial Corp. 1,423 56,095
539,200
Biotechnology (3.1%)
Alnylam Pharmaceuticals, Inc.
(a)
564 112,981
Amgen, Inc. 1,144 276,562
Exact Sciences Corp.
(a)
879 59,605
Gilead Sciences, Inc. 2,822 234,141
683,289
Broadline Retail (0.3%)
Etsy, Inc.
(a)
516 57,446
Building Products (1.3%)
Johnson Controls International plc 2,229 134,230
Owens Corning 214 20,501
Trane Technologies plc 609 112,044
Trex Co., Inc.
(a)
146 7,106
273,881
Capital Markets (5.6%)
BlackRock, Inc. 386 258,280
Charles Schwab Corp. (The) 2,293 120,107
CME Group, Inc. 840 160,877
FactSet Research Systems, Inc. 229 95,056
Franklin Resources, Inc. 549 14,790
Intercontinental Exchange, Inc. 1,590 165,821
LPL Financial Holdings, Inc. 330 66,792
Morningstar, Inc. 264 53,600
S&P Global, Inc. 497 171,351
State Street Corp. 932 70,543
T Rowe Price Group, Inc. 387 43,692
1,220,909
Chemicals (1.4%)
Ecolab, Inc. 822 136,065
Mosaic Co. (The) 1,236 56,708
Sherwin-Williams Co. (The) 462 103,844
296,617
Commercial Services & Supplies (0.2%)
MSA Safety, Inc. 381 50,863
Shares Value
Communications Equipment (1.1%)
Ciena Corp.
(a)
234 $ 12,290
Cisco Systems, Inc. 3,327 173,919
Juniper Networks, Inc. 375 12,907
Lumentum Holdings, Inc.
(a)
163 8,804
Motorola Solutions, Inc. 138 39,486
247,406
Consumer Finance (1.3%)
Ally Financial, Inc. 1,159 29,543
American Express Co. 692 114,145
Capital One Financial Corp. 550 52,888
Discover Financial Services 455 44,972
Synchrony Financial 1,331 38,706
Upstart Holdings, Inc.
(a)
452 7,182
287,436
Consumer Staples Distribution & Retail (0.8%)
Target Corp. 1,062 175,899
Containers & Packaging (0.8%)
Ball Corp. 1,897 104,544
Crown Holdings, Inc. 792 65,506
170,050
Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.
(a)
774 59,590
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc. 5,786 225,018
Electric Utilities (1.2%)
Eversource Energy 1,572 123,025
NextEra Energy, Inc. 1,917 147,762
270,787
Electrical Equipment (2.4%)
Acuity Brands, Inc. 200 36,546
Eaton Corp. plc 1,768 302,929
Emerson Electric Co. 1,064 92,717
Rockwell Automation, Inc. 300 88,035
520,227
Electronic Equipment, Instruments & Components (0.2%)
Keysight Technologies, Inc.
(a)
247 39,886
Entertainment (1.7%)
Netflix, Inc.
(a)
444 153,393
Walt Disney Co. (The)
(a)
2,169 217,182
370,575
Financial Services (2.7%)
Fidelity National Information Services, Inc. 522 28,360
Mastercard, Inc.
, Class  A
617 224,224
MGIC Investment Corp. 1,098 14,735
PayPal Holdings, Inc.
(a)
844 64,093
Visa, Inc.
, Class  A
1,149 259,054
590,466
Food Products (2.7%)
General Mills, Inc. 3,696 315,860
J.M. Smucker Co. (The) 1,068 168,071
McCormick & Co., Inc. (Non-Voting) 1,329 110,586
594,517

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Ground Transportation (0.5%)
JB Hunt Transport Services, Inc. 286 $ 50,182
Ryder System, Inc. 580 51,759
101,941
Health Care Equipment & Supplies (2.4%)
Edwards Lifesciences Corp.
(a)
1,301 107,632
Hologic, Inc.
(a)
968 78,118
IDEXX Laboratories, Inc.
(a)
208 104,017
ResMed, Inc. 483 105,772
STERIS plc 484 92,579
Tandem Diabetes Care, Inc.
(a)
646 26,234
514,352
Health Care Providers & Services (0.8%)
Humana, Inc. 343 166,513
Health Care REITs (0.1%)
Ventas, Inc. 632 27,397
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. 832 13,720
Hotels, Restaurants & Leisure (1.9%)
Starbucks Corp. 1,643 171,086
Vail Resorts, Inc. 644 150,490
Yum China Holdings, Inc. 1,260 79,871
401,447
Household Durables (0.1%)
Tempur Sealy International, Inc. 512 20,219
Household Products (0.9%)
Church & Dwight Co., Inc. 279 24,666
Clorox Co. (The) 531 84,026
Colgate-Palmolive Co. 1,241 93,261
201,953
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 1,244 29,956
Industrial REITs (0.9%)
Prologis, Inc. 1,616 201,628
Insurance (4.2%)
Allstate Corp. (The) 187 20,721
Assurant, Inc. 88 10,566
Hartford Financial Services Group, Inc. (The) 546 38,051
Marsh & McLennan Cos., Inc. 872 145,232
MetLife, Inc. 4,051 234,715
Principal Financial Group, Inc. 2,011 149,458
Prudential Financial, Inc. 1,437 118,897
Reinsurance Group of America, Inc. 451 59,875
RenaissanceRe Holdings Ltd. 40 8,014
Travelers Cos., Inc. (The) 796 136,442
921,971
Interactive Media & Services (4.0%)
Alphabet, Inc.
, Class  A(a)
8,391 870,398
IT Services (1.5%)
Accenture plc
, Class  A
755 215,787
Akamai Technologies, Inc.
(a)
457 35,783
Okta, Inc.
(a)
458 39,498
Twilio, Inc.
, Class  A(a)
261 17,390
Shares Value
VeriSign, Inc.
(a)
120 $ 25,360
333,818
Leisure Products (0.4%)
Hasbro, Inc. 1,064 57,126
Mattel, Inc.
(a)
1,290 23,749
80,875
Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc. 1,005 139,032
Mettler-Toledo International, Inc.
(a)
67 102,524
Repligen Corp.
(a)
275 46,299
Waters Corp.
(a)
208 64,403
West Pharmaceutical Services, Inc. 260 90,082
442,340
Machinery (2.8%)
Caterpillar, Inc. 716 163,849
Cummins, Inc. 425 101,524
Deere & Co. 392 161,849
Illinois Tool Works, Inc. 139 33,840
Parker-Hannifin Corp. 239 80,330
Pentair plc 233 12,878
Stanley Black & Decker, Inc. 315 25,383
Xylem, Inc. 333 34,865
614,518
Media (1.0%)
Interpublic Group of Cos., Inc. (The) 2,554 95,111
Omnicom Group, Inc. 1,362 128,491
223,602
Metals & Mining (0.7%)
Nucor Corp. 972 150,145
Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. 3,675 70,229
Multi-Utilities (0.2%)
CMS Energy Corp. 631 38,731
Office REITs (0.0%)(b)
Boston Properties, Inc. 160 8,659
Personal Care Products (0.7%)
Estee Lauder Cos., Inc. (The)
, Class  A
608 149,848
Pharmaceuticals (2.5%)
Merck & Co., Inc. 5,202 553,441
Professional Services (1.3%)
Automatic Data Processing, Inc. 452 100,629
FTI Consulting, Inc.
(a)
285 56,245
Genpact Ltd. 319 14,744
ManpowerGroup, Inc. 367 30,288
Robert Half International, Inc. 245 19,740
Verisk Analytics, Inc. 284 54,488
276,134
Real Estate Management & Development (0.3%)
CBRE Group, Inc.
, Class  A(a)
172 12,524
Howard Hughes Corp. (The)
(a)
80 6,400
Jones Lang LaSalle, Inc.
(a)
321 46,702
65,626

Semi-Annual Report — March 31, 2023 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Residential REITs (0.2%)
Equity Residential 724 $ 43,440
UDR, Inc. 147 6,036
49,476
Retail REITs (1.3%)
Brixmor Property Group, Inc. 560 12,051
Kimco Realty Corp. 874 17,069
Realty Income Corp. 2,799 177,233
Simon Property Group, Inc. 584 65,391
271,744
Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.
(a)
1,353 132,608
Applied Materials, Inc. 836 102,686
First Solar, Inc.
(a)
374 81,345
Intel Corp. 3,206 104,740
KLA Corp. 120 47,900
Lam Research Corp. 109 57,783
Micron Technology, Inc. 1,032 62,271
NVIDIA Corp. 1,693 470,265
NXP Semiconductors NV 273 50,908
ON Semiconductor Corp.
(a)
486 40,007
Texas Instruments, Inc. 688 127,975
Wolfspeed, Inc.
(a)
157 10,197
1,288,685
Software (13.0%)
Adobe, Inc.
(a)
373 143,743
Atlassian Corp.
, Class  A(a)
327 55,973
Autodesk, Inc.
(a)
349 72,648
Cadence Design Systems, Inc.
(a)
417 87,608
Gen Digital, Inc. 2,061 35,367
HubSpot, Inc.
(a)
134 57,452
Intuit, Inc. 355 158,270
Microsoft Corp. 5,751 1,658,013
Nutanix, Inc.
, Class  A(a)
1,226 31,864
Paylocity Holding Corp.
(a)
55 10,933
Salesforce, Inc.
(a)
926 184,996
ServiceNow, Inc.
(a)
316 146,851
Splunk, Inc.
(a)
336 32,216
Synopsys, Inc.
(a)
121 46,736
VMware, Inc.
, Class  A(a)
230 28,715
Workday, Inc.
, Class  A(a)
304 62,788
2,814,173
Specialized REITs (1.5%)
American Tower Corp. 959 195,962
Equinix, Inc. 22 15,863
Extra Space Storage, Inc. 64 10,428
Iron Mountain, Inc. 1,796 95,026
317,279
Specialty Retail (5.4%)
AutoZone, Inc.
(a)
36 88,493
Best Buy Co., Inc. 777 60,816
CarMax, Inc.
(a)
284 18,256
Dick's Sporting Goods, Inc. 481 68,249
Gap, Inc. (The) 1,643 16,496
Home Depot, Inc. (The) 967 285,381
Lowe's Cos., Inc. 823 164,575
Shares Value
O'Reilly Automotive, Inc.
(a)
91 $ 77,257
RH
(a)
82 19,971
TJX Cos., Inc. (The) 916 71,778
Tractor Supply Co. 300 70,512
Ulta Beauty, Inc.
(a)
258 140,783
Williams-Sonoma, Inc. 732 89,055
1,171,622
Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc. 9,913 1,634,654
Dell Technologies, Inc.
, Class  C
306 12,304
Hewlett Packard Enterprise Co. 2,692 42,883
HP, Inc. 2,417 70,939
1,760,780
Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.
(a)
490 23,030
Lululemon Athletica, Inc.
(a)
323 117,633
NIKE, Inc.
, Class  B
977 119,819
Ralph Lauren Corp. 119 13,884
Tapestry, Inc. 770 33,195
307,561
Trading Companies & Distributors (0.6%)
WW Grainger, Inc. 177 121,919
Water Utilities (1.0%)
American Water Works Co., Inc. 1,458 213,582
Total Common Stocks
(Cost $21,454,932) 21,667,916
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $50,690)
50,690 50,690
Total Investments (99.9%)
(Cost $21,505,622) (c) 21,718,606
Other Assets in Excess of Liabilities (0.1%) 16,177
NET ASSETS (100.0%) $21,734,783
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2023, the aggregate cost for federal income tax purposes is $21,505,622. The aggregate gross unrealized
appreciation is $1,196,211 and the aggregate gross unrealized depreciation is $983,227, resulting in net unrealized appreciation of
$212,984.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 62.0%
Software 13.0
Technology Hardware, Storage & Peripherals 8.1
Semiconductors & Semiconductor Equipment 5.9
Capital Markets 5.6
Specialty Retail 5.4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Select Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,454,932) $ 21,667,916
Investment in Security of Affiliated Issuer, at Value (Cost $50,690) 50,690
Total Investments in Securities, at Value (Cost $21,505,622) 21,718,606
Dividends Receivable 21,349
Total Assets
21,739,955
Liabilities:
Payable for Management Fee 5,172
Total Liabilities
5,172
Net Assets
$ 21,734,783
Net Assets Consist of:
Paid-in-Capital $ 21,500,000
Total Distributable Earnings 234,783
Net Assets
$ 21,734,783
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 430,000
Net Asset Value Per Share
$ 50.55

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Select Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
March 31, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $42 of Foreign Taxes Withheld) $ 76,263
Dividends from Security of Affiliated Issuer (Note G) 325
Total Investment Income 76,588
Expenses:
Management Fee (Note B) 10,224
Total Expenses 10,224
Rebate from Morgan Stanley Affiliate (Note G) (11)
Net Expenses 10,213
Net Investment Income
66,375
Change in Unrealized Appreciation (Depreciation):
Investments 212,984
Net Change in Unrealized Appreciation (Depreciation) 212,984
Change in Unrealized Appreciation (Depreciation)
212,984
Net Increase in Net Assets Resulting from Operations $ 279,359
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Calvert US Select Equity ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 66,375
Net Change in Unrealized Appreciation (Depreciation) 212,984
Net Increase in Net Assets Resulting from Operations 279,359
Dividends and Distributions to Shareholders:
Dividends and Distributions (44,576)
Total Dividends and Distributions to Shareholders (44,576)
Capital Share Transactions:
Subscribed 20,000,000
Subscribed In-Kind 1,500,000
Net Increase in Net Assets Resulting from Capital Share Transactions 21,500,000
Total Increase in Net Assets 21,734,783
Net Assets:
Beginning of Period –
End of Period $ 21,734,783
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 30,000
Shares Outstanding, End of Period Net Increase in 430,000
^ Commencement of Operations.

Semi-Annual Report — March 31, 2023 (unaudited)
Financial Highlights
Calvert US Select Equity ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.15
Net Realized and Unrealized Gain 0.50
Total from Investment Operations 0.65
Distributions from and/or in Excess of:
—
Net Investment Income (0.10)
Net Asset Value, End of Period
$50.55
Total Return
(3)
1.32%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,735
Net Assets, End of Period (Thousands) $21,735
Ratio of Expenses 0.29%
(5)(6)
Ratio of Net Investment Income 1.86%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
Portfolio Turnover Rate 0%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

11
Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”). The Trust applies investment company accounting and
reporting guidance Accounting Standard Codification ("ASC")
Topic 946.
The accompanying financial statements relate to the
Calvert
US Select Equity ETF
 (the "Fund"), which seeks to provide
long-term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or pay to transfer
a liability in an orderly transaction between market par-

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs) and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value
the Fund's investments as of March 31, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 60 $ — $ — $ 60
Air Freight & Logistics 60 — — 60
Automobile
Components 78 — — 78
Banks 539 — — 539
Biotechnology 683 — — 683
Broadline Retail 57 — — 57
Building Products 274 — — 274
Capital Markets 1,221 — — 1,221
Chemicals 297 — — 297
Commercial Services
& Supplies 51 — — 51
Communications
Equipment 247 — — 247
Consumer Finance 287 — — 287
Consumer Staples
Distribution &
Retail 176 — — 176
Containers &
Packaging 170 — — 170
Diversified Consumer
Services 60 — — 60
Diversified
Telecommunication
Services 225 — — 225
Electric Utilities 271 — — 271
Electrical Equipment 520 — — 520
Electronic Equipment,
Instruments &
Components 40 — — 40
Entertainment 371 — — 371
Financial Services 590 — — 590
Food Products 594 — — 594
Ground Transportation 102 — — 102
Health Care
Equipment &
Supplies 514 — — 514
Health Care Providers
& Services 166 — — 166
Health Care REITs 27 — — 27
Hotel & Resort REITs 14 — — 14
Hotels, Restaurants &
Leisure 401 — — 401
Household Durables 20 — — 20
Household Products 202 — — 202
Independent Power
and Renewable
Electricity
Producers 30 — — 30
Industrial REITs 202 — — 202
Insurance 922 — — 922
Interactive Media &
Services 870 — — 870
IT Services 334 — — 334

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnifications. The Trust’s max-
imum exposure under these arrangements is unknown.
However, the Trust has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Services Plan:
The Trustees have
adopted a distribution and services plan ("Plan") pursuant Rule
12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongo-
ing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its aver-
age daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Leisure Products $ 81 $ — $ — $ 81
Life Sciences Tools &
Services 442 — — 442
Machinery 615 — — 615
Media 224 — — 224
Metals & Mining 150 — — 150
Mortgage Real Estate
Investment Trusts
(REITs) 70 — — 70
Multi-Utilities 39 — — 39
Office REITs 9 — — 9
Personal Care
Products 150 — — 150
Pharmaceuticals 553 — — 553
Professional Services 276 — — 276
Real Estate
Management &
Development 66 — — 66
Residential REITs 49 — — 49
Retail REITs 272 — — 272
Semiconductors &
Semiconductor
Equipment 1,289 — — 1,289
Software 2,814 — — 2,814
Specialized REITs 317 — — 317
Specialty Retail 1,172 — — 1,172
Technology Hardware,
Storage &
Peripherals 1,761 — — 1,761
Textiles, Apparel &
Luxury Goods 308 — — 308
Trading Companies &
Distributors 122 — — 122
Water Utilities 214 — — 214
Total Common Stocks 21,668 — — 21,668
Short-Term Investment
Investment Company 51 — — 51
Total Assets $21,719 $— $— $21,719

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 30,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the
market price, which may be higher or lower than NAV. Your
transaction will be priced at NAV if you purchase or redeem
Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities. Transaction fees assessed during the period are in-
cluded in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
For the period ended March 31, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $19,997,979 and $0, respectively.
There were no purchases and sales of long-term U.S. Govern-
ment securities for the period ended March 31, 2023. Purchas-
es related to In-Kind transactions were $1,456,953 for period end. There were no sales related to In-Kind transactions for the period ended March 31, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Funds”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Funds. For the period ended March 31,
2023, management fees paid were reduced by $11 relating to
the Fund’s investment in the Liquidity Funds.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Funds $ – $ 96,138 $ 45,448 $ 325
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2023
Liquidity Funds   $ – $ – $ 50,690

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund's investments, which may change due to
economic and other events that affect markets generally, as
well as those that affect particular regions, countries, indus-
tries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could
significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.
It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for
extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and
populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration
and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv)
government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains.
The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over
the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly un-
certain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments
(and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. In addition, a
third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is

Semi-Annual Report — March 31, 2023 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

17
Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund.
The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2023 (unaudited)
Investment Advisory Agreement Approval (cont’d)
18
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19
Semi-Annual Report — March 31, 2023 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December
31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other portfolios of the Trust during that period. However, during the period ended March 31, 2023, the Program applied to the Fund.

20
Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
21
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Semi-Annual Report — March 31, 2023 (unaudited)
U.S. Customer Privacy Notice (cont’d)
22
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

23
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2023 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Reporting to Shareholders
The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible
Internet web sites. The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings are available on the Fund's public website, www.
calvert.com.
Proxy Voting Policies and Procedures and Proxy Voting Record
You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, on our web site at www.calvert.com. This information is also available on the SEC’s website at www.sec.gov.
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley ETF Trust, which describes in detail the fund’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional informa-
tion, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports.

ETFCALUSELEQTYSAN
5648388 EXP 05.31.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT(insert hyperlink here).

(c) Section 906 certification (insert hyperlink here)

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2023

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
May 17, 2023